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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number	811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	6/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2015

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund Nasdaq: A: IANAX ■ AX: VIRAX ■ B: IANBX

C: IANCX ■ CX: VIRCX ■ R: IANRX RX: VIRRX ■ Y: IANYX ■ R5: IANIX R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund Nasdaq: A: AFTAX ■ AX: VRCAX ■ B: AFTBX

C: AFTCX ■ CX: VRCCX ■ R: ATFRX RX: VRCRX ■ Y: AFTYX ■ R5: AFTSX R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund Nasdaq: A: TNAAX ■ AX: VREAX ■ B: TNABX

C: TNACX ■ CX: VRECX ■ R: TNARX RX: VRERX ■ Y: TNAYX ■ R5: TNAIX R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund Nasdaq: A: TNDAX ■ AX: VRGAX ■ B: TNDBX

C: TNDCX ■ CX: VRGCX ■ R: TNDRX RX: VRGRX ■ Y: TNDYX ■ R5: TNDIX R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund Nasdaq: A: TNEAX ■ AX: VRIAX ■ B: TNEBX

C: TNECX ■ CX: VRICX ■ R: TNERX RX: VRIRX ■ Y: TNEYX ■ R5: TNEIX R6: TNEFX

2 12 13 16 22 32 37 40

Fund Performance

Letters to Shareholders

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Fund Expenses

Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.09%
Class AX Shares	0.09
Class B Shares	-0.22
Class C Shares	-0.34
Class CX Shares	-0.22
Class R Shares	0.02
Class RX Shares	-0.09
Class Y Shares	0.15
Class R5 Shares	0.15
Class R6 Shares	0.15
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	0.81
Custom Balanced-Risk Retirement Now Index■ (Style-Specific Index)	1.00
Lipper Mixed-Asset Target Today Index¿ (Peer Group Index)	0.90
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three month US Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, the Barclays U.S. Aggregate Index and the three-month US Treasury bill. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	1.96%
5 Years	3.38
1 Year	-5.89
Class AX Shares
Inception	1.95%
5 Years	3.36
1 Year	-5.90
Class B Shares
Inception (1/31/07)	1.90%
5 Years	3.44
1 Year	-5.79
Class C Shares
Inception (1/31/07)	1.88%
5 Years	3.78
1 Year	-2.12
Class CX Shares
Inception	1.87%
5 Years	3.78
1 Year	-2.01
Class R Shares
Inception (1/31/07)	2.40%
5 Years	4.32
1 Year	-0.64
Class RX Shares
Inception	2.37%
5 Years	4.29
1 Year	-0.65
Class Y Shares
Inception	2.85%
5 Years	4.81
1 Year	-0.13
Class R5 Shares
Inception (1/31/07)	2.90%
5 Years	4.81
1 Year	-0.13
Class R6 Shares
Inception	2.73%
5 Years	4.71
1 Year	-0.13

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.81%, 0.81%, 1.56%, 1.56%, 1.56%, 1.06%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.52%, 1.52%, 2.27%, 2.27%, 2.27%, 1.77%, 1.77%, 1.27%, 1.19% and 1.10%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.56% for Invesco Balanced-Risk Retirement Now Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

3 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.11%
Class AX Shares	0.22
Class B Shares	-0.22
Class C Shares	-0.11
Class CX Shares	-0.22
Class R Shares	0.11
Class RX Shares	0.11
Class Y Shares	0.33
Class R5 Shares	0.33
Class R6 Shares	0.33
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	0.81
Custom Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	1.30
Lipper Mixed-Asset Target 2020 Funds Index¿ (Peer Group Index)	1.63
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.74%
5 Years	5.98
1 Year	-5.97
Class AX Shares
Inception	2.74%
5 Years	5.98
1 Year	-5.97
Class B Shares
Inception (1/31/07)	2.69%
5 Years	6.08
1 Year	-5.88
Class C Shares
Inception (1/31/07)	2.64%
5 Years	6.41
1 Year	-2.06
Class CX Shares
Inception	2.66%
5 Years	6.41
1 Year	-2.16
Class R Shares
Inception (1/31/07)	3.18%
5 Years	6.94
1 Year	-0.59
Class RX Shares
Inception	3.18%
5 Years	6.94
1 Year	-0.59
Class Y Shares
Inception	3.62%
5 Years	7.45
1 Year	-0.24
Class R5 Shares
Inception (1/31/07)	3.70%
5 Years	7.46
1 Year	-0.13
Class R6 Shares
Inception	3.53%
5 Years	7.36
1 Year	-0.24

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.98%, 0.98%, 1.73%, 1.73%, 1.73%, 1.23%, 1.23%, 0.73%, 0.73% and 0.73%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.40%, 1.40%, 2.15%, 2.15%, 2.15%, 1.65%, 1.65%, 1.15%, 1.04% and 0.95%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.73% for Invesco Balanced-Risk Retirement 2020 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

5 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.23%
Class AX Shares	0.23
Class B Shares	-0.23
Class C Shares	-0.11
Class CX Shares	-0.11
Class R Shares	0.11
Class RX Shares	0.11
Class Y Shares	0.34
Class R5 Shares	0.45
Class R6 Shares	0.34
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	0.81
Custom Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	1.68
Lipper Mixed-Asset Target 2030 Funds Index¿ (Peer Group Index)	2.23
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.36%
5 Years	6.60
1 Year	-5.98
Class AX Shares
Inception	2.37%
5 Years	6.62
1 Year	-5.98
Class B Shares
Inception (1/31/07)	2.31%
5 Years	6.65
1 Year	-5.89
Class C Shares
Inception (1/31/07)	2.27%
5 Years	6.99
1 Year	-2.25
Class CX Shares
Inception	2.28%
5 Years	6.99
1 Year	-2.25
Class R Shares
Inception (1/31/07)	2.77%
5 Years	7.54
1 Year	-0.81
Class RX Shares
Inception	2.78%
5 Years	7.52
1 Year	-0.93
Class Y Shares
Inception	3.25%
5 Years	8.06
1 Year	-0.38
Class R5 Shares
Inception (1/31/07)	3.32%
5 Years	8.09
1 Year	-0.27
Class R6 Shares
Inception	3.13%
5 Years	7.94
1 Year	-0.38

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.14%, 1.14%, 1.89%, 1.89%, 1.89%, 1.39%, 1.39%, 0.89%, 0.89% and 0.89%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.57%, 1.57%, 2.32%, 2.32%, 2.32%, 1.82%, 1.82%, 1.32%, 1.19% and 1.10%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.89% for Invesco Balanced-Risk Retirement 2030 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

7 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.25%
Class AX Shares	0.25
Class B Shares	-0.13
Class C Shares	-0.13
Class CX Shares	0.00
Class R Shares	0.12
Class RX Shares	0.12
Class Y Shares	0.37
Class R5 Shares	0.37
Class R6 Shares	0.37
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	0.81
Custom Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	1.82
Lipper Mixed-Asset Target 2040 Funds Index¿ (Peer Group Index)	2.62
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EASE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.10%
5 Years	6.79
1 Year	-6.22
Class AX Shares
Inception	2.09%
5 Years	6.80
1 Year	-6.22
Class B Shares
Inception (1/31/07)	2.07%
5 Years	6.89
1 Year	-5.97
Class C Shares
Inception (1/31/07)	2.00%
5 Years	7.20
1 Year	-2.40
Class CX Shares
Inception	2.02%
5 Years	7.21
1 Year	-2.28
Class R Shares
Inception (1/31/07)	2.52%
5 Years	7.74
1 Year	-0.98
Class RX Shares
Inception	2.53%
5 Years	7.76
1 Year	-0.98
Class Y Shares
Inception	2.99%
5 Years	8.30
1 Year	-0.45
Class R5 Shares
Inception (1/31/07)	3.03%
5 Years	8.28
1 Year	-0.46
Class R6 Shares
Inception	2.88%
5 Years	8.18
1 Year	-0.46

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.24%, 1.24%, 1.99%, 1.99%, 1.99%, 1.49%, 1.49%, 0.99%, 0.99% and 0.99%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.84%, 1.84%, 2.59%, 2.59%, 2.59%, 2.09%, 2.09%, 1.59%, 1.42% and 1.33%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.99% for Invesco Balanced-Risk Retirement 2040 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

9 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.25%
Class AX Shares	0.38
Class B Shares	-0.13
Class C Shares	0.00
Class CX Shares	0.00
Class R Shares	0.25
Class RX Shares	0.13
Class Y Shares	0.25
Class R5 Shares	0.50
Class R6 Shares	0.50
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	0.81
Custom Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	1.95
Lipper Mixed-Asset Target 2050 Funds Index¿ (Peer Group)	2.78
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	1.93%
5 Years	7.00
1 Year	-6.27

Class AX Shares
Inception	1.93%
5 Years	7.02
1 Year	-6.16

Class B Shares
Inception (1/31/07)	1.87%
5 Years	7.12
1 Year	-6.02

Class C Shares
Inception (1/31/07)	1.86%
5 Years	7.44
1 Year	-2.34

Class CX Shares
Inception	1.85%
5 Years	7.47
1 Year	-2.34

Class R Shares
Inception (1/31/07)	2.36%
5 Years	7.97
1 Year	-0.98

Class RX Shares
Inception	2.35%
5 Years	7.97
1 Year	-1.10

Class Y Shares
Inception	2.82%
5 Years	8.51
1 Year	-0.59

Class R5 Shares
Inception (1/31/07)	2.87%
5 Years	8.53
1 Year	-0.48

Class R6 Shares
Inception	2.71%
5 Years	8.39
1 Year	-0.48

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.35%, 1.35%, 2.10%, 2.10%, 2.10%, 1.60%, 1.60%, 1.10%, 1.10% and 1.10%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.34%, 2.34%, 3.09%, 3.09%, 3.09%, 2.59%, 2.59%, 2.09%, 1.80% and 1.71%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.10% for Invesco Balanced-Risk Retirement 2050 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

11 Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

12                             Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.96%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–60.02%
Invesco Balanced-Risk Allocation Fund–Class R6	60.02%	$28,271,689	$2,228,788	$(8,423,852)	$142,572	$62,850	$—	1,904,449	$22,282,047

Money Market Funds–39.94%
Liquid Assets Portfolio–Institutional Class	19.97%	9,405,316	6,392,809	(8,384,619)	—	—	3,389	7,413,506	7,413,506
Premier Portfolio–Institutional Class	19.97%	9,405,317	6,392,810	(8,384,621)	—	—	1,638	7,413,506	7,413,506
Total Money Market Funds		18,810,633	12,785,619	(16,769,240)	—	—	5,027	14,827,012	14,827,012
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $35,421,937)	99.96%	$47,082,322	$15,014,407	$(25,193,092)	$142,572	$62,850	$5,027		$37,109,059
OTHER ASSETS LESS LIABILITIES	0.04%								15,997
NET ASSETS	100.00%								$37,125,056

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.86%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–80.56%
Invesco Balanced–Risk Allocation Fund–Class R6	80.56%	$102,084,679	$5,794,549	$(20,505,654)	$1,540,686	$(868,726)	$—	7,525,259	$88,045,534

Money Market Funds–20.30%
Liquid Assets Portfolio–Institutional Class	10.15%	11,118,164	15,916,203	(15,941,067)	—	—	4,589	11,093,300	11,093,300
Premier Portfolio–Institutional Class	10.15%	11,118,163	15,916,202	(15,941,066)	—	—	2,234	11,093,299	11,093,299
Total Money Market Funds		22,236,327	31,832,405	(31,882,133)	—	—	6,823	22,186,599	22,186,599
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $107,070,320)	100.86%	$124,321,006	$37,626,954	$(52,387,787)	$1,540,686	$(868,726)	$6,823		$110,232,133
OTHER ASSETS LESS LIABILITIES	(0.86)%								(941,628)
NET ASSETS	100.00%								$109,290,505

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.46%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–99.82%
Invesco Balanced-Risk Allocation Fund–Class R6	84.27%	$110,854,332	$9,857,926	$(21,600,648)	$1,461,175	$(849,814)	$—	8,523,331	$99,722,971
Invesco Balanced-Risk Aggressive Allocation Fund	15.55%	23,529,861	1,499,450	(6,896,751)	508,129	(238,895)	—	1,966,003	18,401,794
Total Asset Allocation Funds		134,384,193	11,357,376	(28,497,399)	1,969,304	(1,088,709)	—	10,489,334	118,124,765

Money Market Funds–0.64%
Liquid Assets Portfolio–Institutional Class	0.32%	492,685	8,045,360	(8,160,200)	—	—	160	377,845	377,845
Premier Portfolio–Institutional Class	0.32%	492,684	8,045,360	(8,160,199)	—	—	76	377,845	377,845
Total Money Market Funds		985,369	16,090,720	(16,320,399)	—	—	236	755,690	755,690
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $117,887,035)	100.46%	$135,369,562	$27,448,096	$(44,817,798)	$1,969,304	$(1,088,709)	$236		$118,880,455
OTHER ASSETS LESS LIABILITIES	(0.46)%								(538,850)
NET ASSETS	100.00%								$118,341,605

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2015

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–101.14%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–100.20%
Invesco Balanced-Risk Allocation Fund–Class R6	50.93%	$41,547,718	$8,191,308	$(9,211,299)	$437,934	$(294,038)	$—	3,476,207	$40,671,623
Invesco Balanced-Risk Aggressive Allocation Fund	49.27%	43,773,366	6,996,772	(11,735,689)	642,976	(326,132)	—	4,204,198	39,351,293
Total Asset Allocation Funds		85,321,084	15,188,080	(20,946,988)	1,080,910	(620,170)	—	7,680,405	80,022,916

Money Market Funds–0.94%
Liquid Assets Portfolio–Institutional Class	0.47%	273,954	9,408,117	(9,309,699)	—	—	107	372,372	372,372
Premier Portfolio–Institutional Class	0.47%	273,954	9,408,116	(9,309,699)	—	—	51	372,371	372,371
Total Money Market Funds		547,908	18,816,233	(18,619,398)	—	—	158	744,743	744,743
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $83,869,138)	101.14%	$85,868,992	$34,004,313	$(39,566,386)	$1,080,910	$(620,170)	$158		$80,767,659
OTHER ASSETS LESS LIABILITIES	(1.14)%								(909,954)
NET ASSETS	100.00%								$79,857,705

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.01%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–99.13%
Invesco Balanced-Risk Allocation Fund–Class R6	17.36%	$7,466,097	$1,234,116	$(2,342,535)	$159,391	$(107,478)	$—	547,828	$6,409,591
Invesco Balanced-Risk Aggressive Allocation Fund	81.77%	40,474,603	2,539,710	(13,360,407)	1,104,548	(570,231)	—	3,225,238	30,188,223
Total Asset Allocation Funds		47,940,700	3,773,826	(15,702,942)	1,263,939	(677,709)	—	3,773,066	36,597,814

Money Market Funds–0.88%
Liquid Assets Portfolio–Institutional Class	0.44%	256,012	3,414,343	(3,507,654)	—	—	47	162,701	162,701
Premier Portfolio–Institutional Class	0.44%	256,012	3,414,343	(3,507,654)	—	—	22	162,701	162,701
Total Money Market Funds		512,024	6,828,686	(7,015,308)	—	—	69	325,402	325,402
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $38,490,577)	100.01%	$48,452,724	$10,602,512	$(22,718,250)	$1,263,939	$(677,709)	$69		$36,923,216
OTHER ASSETS LESS LIABILITIES	(0.01)%								(4,534)
NET ASSETS	100.00%								$36,918,682

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2015

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets As of 6/30/15**
Equity	42.58%	25.04%
Fixed Income	34.66	46.85
Commodities	19.34	12.63
Cash	3.42	39.94

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets As of 6/30/15**
Equity	43.51%	33.61%
Fixed Income	35.41	62.89
Commodities	19.76	16.95
Cash	1.32	20.30

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets As of 6/30/15**
Equity	44.08%	44.89%
Fixed Income	35.88	83.99
Commodities	20.01	22.27
Cash	0.03	0.64

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets As of 6/30/15**
Equity	44.07%	52.08%
Fixed Income	35.88	97.45
Commodities	20.01	26.27
Cash	0.04	0.94

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets As of 6/30/15**
Equity	44.08%	58.41%
Fixed Income	35.88	109.30
Commodities	20.01	29.46
Cash	0.03	0.88

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$37,109,059	$110,232,133	$118,880,455	$80,767,659	$36,923,216
Cash	20,716	30,720	33,459	30,169	26,101
Receivable for:
Fund shares sold	7,666	145,323	162,882	55,200	37,291
Dividends from affiliated underlying funds	986	1,429	47	35	13
Fund expenses absorbed	5,713	1,829	3,341	2,038	6,324
Investment for trustee deferred compensation and retirement plans	40,388	33,779	33,500	30,618	27,365
Other assets	55,993	56,897	57,060	56,111	56,212
Total assets	37,240,521	110,502,110	119,170,744	80,941,830	37,076,522

Liabilities:
Payable for:
Fund shares reacquired	20,927	1,074,155	681,402	973,896	68,155
Accrued fees to affiliates	23,973	66,649	75,477	46,494	31,057
Accrued trustees’ and officer’s fees and benefits	4,335	5,028	4,435	4,223	4,344
Accrued operating expenses	25,005	30,304	32,748	28,027	26,195
Trustee deferred compensation and retirement plans	41,225	35,469	35,077	31,485	28,089
Total liabilities	115,465	1,211,605	829,139	1,084,125	157,840
Net assets applicable to shares outstanding	$37,125,056	$109,290,505	$118,341,605	$79,857,705	$36,918,682

Net assets consist of:
Shares of beneficial interest	$34,898,544	$105,279,701	$115,536,945	$81,618,415	$38,080,692
Undistributed net investment income (loss)	(105,454)	(106,501)	(183,025)	(113,998)	(34,992)
Undistributed net realized gain	644,844	955,492	1,994,265	1,454,767	440,343
Net unrealized appreciation (depreciation)	1,687,122	3,161,813	993,420	(3,101,479)	(1,567,361)
	$37,125,056	$109,290,505	$118,341,605	$79,857,705	$36,918,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$13,042,090	$44,192,234	$46,991,093	$32,346,595	$15,342,930
Class AX	$10,568,753	$8,892,653	$6,294,373	$3,150,649	$1,133,801
Class B	$271,282	$1,438,532	$1,766,270	$736,966	$345,084
Class C	$4,041,294	$9,352,713	$13,451,699	$5,939,189	$4,897,458
Class CX	$2,882,256	$2,615,057	$1,728,396	$517,065	$155,413
Class R	$993,720	$6,665,836	$10,177,039	$7,354,804	$4,154,186
Class RX	$192,693	$584,054	$1,123,209	$649,504	$180,678
Class Y	$1,678,448	$6,399,052	$5,825,948	$2,598,998	$2,238,604
Class R5	$3,088,653	$27,914,631	$29,594,091	$25,158,598	$7,948,721
Class R6	$365,867	$1,235,743	$1,389,487	$1,405,337	$521,807

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,488,094	4,843,322	5,334,496	3,998,974	1,916,693
Class AX	1,207,379	974,701	713,544	389,842	141,520
Class B	31,743	160,105	203,372	92,528	43,937
Class C	472,600	1,042,874	1,550,084	746,824	622,287
Class CX	337,219	291,503	199,155	65,079	19,758
Class R	114,135	734,518	1,163,170	915,548	522,485
Class RX	22,171	64,356	128,441	80,755	22,714
Class Y	190,026	700,612	658,837	320,173	278,627
Class R5	349,774	3,040,426	3,337,952	3,094,227	988,461
Class R6	41,429	134,445	156,745	172,877	64,813
Class A:
Net asset value per share	$8.76	$9.12	$8.81	$8.09	$8.00
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.27	$9.65	$9.32	$8.56	$8.47
Class AX:
Net asset value per share	$8.75	$9.12	$8.82	$8.08	$8.01
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.26	$9.65	$9.33	$8.55	$8.48
Class B:
Net asset value and offering price per share	$8.55	$8.98	$8.68	$7.96	$7.85
Class C:
Net asset value and offering price per share	$8.55	$8.97	$8.68	$7.95	$7.87
Class CX:
Net asset value and offering price per share	$8.55	$8.97	$8.68	$7.95	$7.87
Class R:
Net asset value and offering price per share	$8.71	$9.08	$8.75	$8.03	$7.95
Class RX:
Net asset value and offering price per share	$8.69	$9.08	$8.74	$8.04	$7.95
Class Y:
Net asset value and offering price per share	$8.83	$9.13	$8.84	$8.12	$8.03
Class R5:
Net asset value and offering price per share	$8.83	$9.18	$8.87	$8.13	$8.04
Class R6:
Net asset value and offering price per share	$8.83	$9.19	$8.86	$8.13	$8.05
Cost of Investments in affiliated underlying funds	$35,421,937	$107,070,320	$117,887,035	$83,869,138	$38,490,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$5,027	$6,823	$236	$158	$69
Other Income	—	—	320	370	295
Total investment income	5,027	6,823	556	528	364

Expenses:
Administrative services fees	24,794	24,794	24,794	24,794	24,794
Custodian fees	3,835	4,457	5,305	4,328	4,241
Distribution fees:
Class A	17,347	58,970	61,835	43,223	19,126
Class AX	13,558	11,681	8,203	4,003	1,473
Class B	1,534	7,927	10,173	4,329	1,773
Class C	21,324	47,912	68,165	31,191	24,955
Class CX	15,090	13,271	8,878	2,682	770
Class R	3,470	18,276	27,939	20,531	11,665
Class RX	473	1,550	2,839	1,660	475
Transfer agent fees	32,876	86,319	98,330	77,269	55,582
Transfer agent fees — R5	2,679	15,577	16,804	13,776	4,364
Transfer agent fees — R6	22	21	22	26	26
Trustees’ and officers’ fees and benefits	10,779	11,901	11,352	10,839	10,791
Registration and filing fees	55,867	56,284	56,730	55,490	54,993
Professional services fees	16,204	16,378	16,504	16,531	16,071
Other	17,150	17,281	18,236	17,186	18,781
Total expenses	237,002	392,599	436,109	327,858	249,880
Less: Expenses reimbursed and expense offset arrangement(s)	(164,215)	(233,041)	(248,123)	(220,272)	(189,664)
Net expenses	72,787	159,558	187,986	107,586	60,216
Net investment income (loss)	(67,760)	(152,735)	(187,430)	(107,058)	(59,852)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	62,850	(868,726)	(1,088,709)	(620,170)	(677,709)
Change in net unrealized appreciation of affiliated underlying fund shares	142,572	1,540,686	1,969,304	1,080,910	1,263,939
Net increase in net assets resulting from operations	$137,662	$519,225	$693,165	$353,682	$526,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(67,760)	$514,488	$(152,735)	$2,067,095
Net realized gain (loss)	62,850	1,355,637	(868,726)	4,772,968
Change in net unrealized appreciation (depreciation)	142,572	(269,640)	1,540,686	(864,783)
Net increase in net assets resulting from operations	137,662	1,600,485	519,225	5,975,280

Distributions to shareholders from net investment income:
Class A	(28,235)	(364,400)	—	(1,812,630)
Class AX	(22,088)	(294,723)	—	(369,802)
Class B	(43)	(8,317)	—	(56,171)
Class C	(599)	(109,009)	—	(294,938)
Class CX	(426)	(74,269)	—	(83,463)
Class R	(2,301)	(41,609)	—	(270,578)
Class RX	(267)	(4,555)	—	(33,126)
Class Y	(4,497)	(44,687)	—	(296,821)
Class R5	(9,384)	(251,618)	—	(1,454,726)
Class R6	(921)	(8,685)	—	(46,138)
Total distributions from net investment income	(68,761)	(1,201,872)	—	(4,718,393)

Distributions to shareholders from net realized gains:
Class A	—	(299,152)	—	(1,358,673)
Class AX	—	(242,254)	—	(277,178)
Class B	—	(7,541)	—	(52,790)
Class C	—	(98,791)	—	(277,190)
Class CX	—	(67,339)	—	(78,439)
Class R	—	(35,225)	—	(218,075)
Class RX	—	(3,863)	—	(26,698)
Class Y	—	(35,549)	—	(207,924)
Class R5	—	(200,167)	—	(1,019,038)
Class R6	—	(6,909)	—	(32,320)
Total distributions from net realized gains	—	(996,790)	—	(3,548,325)

Share transactions–net:
Class A	(1,229,634)	(1,420,882)	(3,257,280)	(3,284,778)
Class AX	(698,834)	(3,438,156)	(745,340)	(2,264,245)
Class B	(69,580)	(135,934)	(280,012)	(688,783)
Class C	(486,899)	(456,656)	(249,221)	(295,605)
Class CX	(198,954)	(721,654)	(57,432)	(227,525)
Class R	(668,633)	(280,618)	(926,611)	(2,745,399)
Class RX	12,667	(113,283)	(266,737)	(421,521)
Class Y	(15,061)	(409,157)	(1,075,770)	(934,782)
Class R5	(6,568,192)	1,908,589	(8,579,486)	5,034,068
Class R6	38,624	51,688	96,670	265,549
Net increase (decrease) in net assets resulting from share transactions	(9,884,496)	(5,016,063)	(15,341,219)	(5,563,021)
Net increase (decrease) in net assets	(9,815,595)	(5,614,240)	(14,821,994)	(7,854,459)

Net assets:
Beginning of period	46,940,651	52,554,891	124,112,499	131,966,958
End of period*	$37,125,056	$46,940,651	$109,290,505	$124,112,499
* Includes accumulated undistributed net investment income (loss)	$(105,454)	$31,067	$(106,501)	$46,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(187,430)	$3,365,630	$(107,058)	$2,856,995
Net realized gain (loss)	(1,088,709)	6,911,510	(620,170)	4,632,580
Change in net unrealized appreciation (depreciation)	1,969,304	(2,327,246)	1,080,910	(1,839,365)
Net increase in net assets resulting from operations	693,165	7,949,894	353,682	5,650,210

Distributions to shareholders from net investment income:
Class A	—	(2,643,932)	—	(2,346,944)
Class AX	—	(344,412)	—	(217,920)
Class B	—	(100,522)	—	(55,986)
Class C	—	(594,112)	—	(367,039)
Class CX	—	(79,309)	—	(34,315)
Class R	—	(570,533)	—	(551,253)
Class RX	—	(57,190)	—	(43,775)
Class Y	—	(321,183)	—	(150,614)
Class R5	—	(2,204,621)	—	(1,738,631)
Class R6	—	(68,353)	—	(86,758)
Total distributions from net investment income	—	(6,984,167)	—	(5,593,235)

Distributions to shareholders from net realized gains:
Class A	—	(1,589,382)	—	(1,110,494)
Class AX	—	(211,387)	—	(103,124)
Class B	—	(70,577)	—	(29,728)
Class C	—	(417,139)	—	(194,885)
Class CX	—	(55,684)	—	(18,221)
Class R	—	(361,250)	—	(270,926)
Class RX	—	(36,211)	—	(21,515)
Class Y	—	(184,515)	—	(68,731)
Class R5	—	(1,266,529)	—	(793,403)
Class R6	—	(39,268)	—	(39,591)
Total distributions from net realized gains	—	(4,231,942)	—	(2,650,618)

Share transactions–net:
Class A	(3,133,173)	(687,184)	(3,306,006)	2,740,509
Class AX	(426,786)	(1,557,282)	(141,012)	(130,970)
Class B	(396,809)	(572,735)	(193,621)	(162,732)
Class C	134,390	1,621,386	(315,072)	453,698
Class CX	(2,075)	(51,452)	(53,796)	24,138
Class R	(1,402,336)	(1,259,277)	(1,343,747)	187,122
Class RX	(18,872)	48,783	(36,226)	91,900
Class Y	81,351	481,334	255,803	(328,971)
Class R5	(12,413,553)	7,672,220	(808,626)	5,612,550
Class R6	136,677	386,334	132,498	345,740
Net increase (decrease) in net assets resulting from share transactions	(17,441,186)	6,082,127	(5,809,805)	8,832,984
Net increase (decrease) in net assets	(16,748,021)	2,815,912	(5,456,123)	6,239,341

Net assets:
Beginning of period	135,089,626	132,273,714	85,313,828	79,074,487
End of period*	$118,341,605	$135,089,626	$79,857,705	$85,313,828
* Includes accumulated undistributed net investment income (loss)	$(183,025)	$4,405	$(113,998)	$(6,940)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(59,852)	$1,980,965
Net realized gain (loss)	(677,709)	2,569,470
Change in net unrealized appreciation (depreciation)	1,263,939	(1,201,920)
Net increase in net assets resulting from operations	526,378	3,348,515

Distributions to shareholders from net investment income:
Class A	—	(1,016,748)
Class AX	—	(84,710)
Class B	—	(23,142)
Class C	—	(284,533)
Class CX	—	(9,889)
Class R	—	(383,441)
Class RX	—	(14,890)
Class Y	—	(150,482)
Class R5	—	(1,302,262)
Class R6	—	(31,429)
Total distributions from net investment income	—	(3,301,526)

Distributions to shareholders from net realized gains:
Class A	—	(430,390)
Class AX	—	(35,867)
Class B	—	(10,807)
Class C	—	(132,866)
Class CX	—	(4,618)
Class R	—	(167,740)
Class RX	—	(6,514)
Class Y	—	(61,712)
Class R5	—	(534,051)
Class R6	—	(12,889)
Total distributions from net realized gains	—	(1,397,454)

Share transactions–net:
Class A	666,201	1,469,740
Class AX	(64,216)	(9,296)
Class B	(3,005)	(39,177)
Class C	16,918	1,105,732
Class CX	3,751	22,277
Class R	(1,457,771)	796,896
Class RX	(35,453)	(38,052)
Class Y	(1,198,110)	1,483,469
Class R5	(10,586,062)	4,671,437
Class R6	91,274	157,657
Net increase (decrease) in net assets resulting from share transactions	(12,566,473)	9,620,683
Net increase (decrease) in net assets	(12,040,095)	8,270,218

Net assets:
Beginning of period	48,958,777	40,688,559
End of period*	$36,918,682	$48,958,777
* Includes accumulated undistributed net investment income (loss)	$(34,992)	$24,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report ,each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund currently consists of ten different classes of shares: Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

22                         Invesco Balanced-Risk Retirement Funds

occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 11.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

23                         Invesco Balanced-Risk Retirement Funds

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2016, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table:

	Class A/AX	Class B	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2015, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$128,638	$12,832	$10,029	$284	$3,943	$2,791	$1,284	$175	$1,538	$2,679	$22
Invesco Balanced-Risk Retirement 2020 Fund	131,124	47,769	9,462	1,605	9,703	2,688	7,402	628	6,885	15,577	21
Invesco Balanced-Risk Retirement 2030 Fund	132,967	52,870	7,013	2,175	14,571	1,898	11,944	1,214	6,408	16,804	22
Invesco Balanced-Risk Retirement 2040 Fund	129,201	46,856	4,339	1,173	8,453	727	11,129	900	3,460	13,776	26
Invesco Balanced-Risk Retirement 2050 Fund	129,691	28,352	2,184	658	9,248	285	8,646	352	5,676	4,364	26

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

24                         Invesco Balanced-Risk Retirement Funds

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A5 shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class B	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$3,119	$59	$0	$0	$37	$154	$0
Invesco Balanced-Risk Retirement 2020 Fund	7,537	516	23	0	686	865	0
Invesco Balanced-Risk Retirement 2030 Fund	13,634	443	19	0	359	528	7
Invesco Balanced-Risk Retirement 2040 Fund	7,424	246	5	0	217	350	53
Invesco Balanced-Risk Retirement 2050 Fund	5,885	65	30	0	24	262	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares, Institutional Class shares or shares of Invesco Balanced-Risk Aggressive Allocation Fund and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$0
Invesco Balanced-Risk Retirement 2020 Fund	177
Invesco Balanced-Risk Retirement 2030 Fund	237
Invesco Balanced-Risk Retirement 2040 Fund	232
Invesco Balanced-Risk Retirement 2050 Fund	182
NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

25                         Invesco Balanced-Risk Retirement Funds

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2015*		At June 30, 2015
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$2,228,788	$8,423,852	$35,463,556	$1,645,503	$—	$1,645,503
Invesco Balanced-Risk Retirement 2020 Fund	5,794,549	20,505,654	107,499,654	2,732,479	—	2,732,479
Invesco Balanced-Risk Retirement 2030 Fund	11,357,376	28,497,399	118,245,149	1,503,626	(868,320)	635,306
Invesco Balanced-Risk Retirement 2040 Fund	15,188,080	20,946,988	84,068,104	—	(3,300,445)	(3,300,445)
Invesco Balanced-Risk Retirement 2050 Fund	3,773,826	15,702,942	38,637,091	—	(1,713,875)	(1,713,875)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

26                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	143,525	$1,275,670	375,413	$3,390,563
Class AX	2,503	22,258	8,821	80,081
Class B	—	—	2,067	18,335
Class C	36,562	317,430	101,963	904,695
Class CX	5,594	48,396	8,045	71,416
Class R	16,303	143,958	69,218	625,816
Class RX	1,756	15,439	3,659	32,882
Class Y	16,368	146,074	63,165	580,283
Class R5	493,751	4,418,619	431,578	3,935,017
Class R6	6,005	53,583	7,887	72,520

Issued as reinvestment of dividends:
Class A	2,881	25,725	71,036	619,438
Class AX	2,319	20,682	61,603	536,562
Class B	5	39	1,808	15,405
Class C	54	474	22,834	194,778
Class CX	46	395	16,123	137,367
Class R	219	1,948	7,594	65,842
Class RX	29	256	880	7,617
Class Y	492	4,424	9,084	79,755
Class R5	1,041	9,358	51,401	451,302
Class R6	99	896	1,723	15,123

Automatic conversion of Class B shares to Class A shares:
Class A	5,321	47,231	5,669	51,674
Class B	(5,451)	(47,231)	(5,790)	(51,674)

Reacquired:
Class A	(290,372)	(2,578,260)	(605,120)	(5,482,557)
Class AX	(83,820)	(741,774)	(448,838)	(4,054,799)
Class B	(2,582)	(22,388)	(13,147)	(118,000)
Class C	(92,759)	(804,803)	(176,218)	(1,556,129)
Class CX	(28,583)	(247,745)	(104,803)	(930,437)
Class R	(92,181)	(814,539)	(107,661)	(972,276)
Class RX	(346)	(3,028)	(17,142)	(153,782)
Class Y	(18,598)	(165,559)	(116,928)	(1,069,195)
Class R5	(1,228,276)	(10,996,169)	(270,803)	(2,477,730)
Class R6	(1,773)	(15,855)	(3,885)	(35,955)
Net increase (decrease) in share activity	(1,109,868)	$(9,884,496)	(548,764)	$(5,016,063)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	552,058	$5,110,363	1,093,068	$10,462,047
Class AX	13,770	128,231	20,270	193,990
Class B	8,867	80,897	10,837	102,184
Class C	122,496	1,121,008	226,299	2,116,900
Class CX	8,819	80,438	17,976	167,140
Class R	105,893	975,419	227,423	2,155,946
Class RX	6,206	57,007	13,724	129,619
Class Y	141,599	1,315,938	189,637	1,823,083
Class R5	1,191,210	11,074,617	906,082	8,734,464
Class R6	11,442	106,228	36,884	357,959

Issued as reinvestment of dividends:
Class A	—	—	324,142	2,926,998
Class AX	—	—	71,648	646,979
Class B	—	—	12,160	108,588
Class C	—	—	60,605	539,992
Class CX	—	—	14,614	130,211
Class R	—	—	45,260	406,890
Class RX	—	—	4,924	44,265
Class Y	—	—	55,593	501,999
Class R5	—	—	272,641	2,472,851
Class R6	—	—	8,566	77,777

Automatic conversion of Class B shares to Class A shares:
Class A	19,647	183,572	40,028	379,297
Class B	(19,913)	(183,572)	(40,585)	(379,297)

Reacquired:
Class A	(923,221)	(8,551,215)	(1,774,786)	(17,053,120)
Class AX	(94,477)	(873,571)	(323,286)	(3,105,214)
Class B	(19,411)	(177,337)	(55,127)	(520,258)
Class C	(149,693)	(1,370,229)	(316,039)	(2,952,497)
Class CX	(15,214)	(137,870)	(55,485)	(524,876)
Class R	(205,573)	(1,902,030)	(556,692)	(5,308,235)
Class RX	(35,382)	(323,744)	(63,351)	(595,405)
Class Y	(255,622)	(2,391,708)	(342,866)	(3,259,864)
Class R5	(2,110,868)	(19,654,103)	(647,717)	(6,173,247)
Class R6	(1,022)	(9,558)	(17,604)	(170,187)
Net increase (decrease) in share activity	(1,648,389)	$(15,341,219)	(541,157)	$(5,563,021)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 24% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

28                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	578,552	$5,196,557	1,290,653	$12,044,775
Class AX	12,883	116,255	26,875	251,510
Class B	4,749	42,191	27,139	246,943
Class C	182,829	1,620,180	377,037	3,441,140
Class CX	9,098	80,280	19,185	171,605
Class R	174,660	1,562,325	411,723	3,802,369
Class RX	10,279	91,360	23,551	218,590
Class Y	84,245	758,315	157,192	1,481,004
Class R5	1,344,315	12,148,428	1,107,279	10,365,009
Class R6	20,802	187,092	40,931	386,423

Issued as reinvestment of dividends:
Class A	—	—	419,161	3,642,513
Class AX	—	—	64,389	560,181
Class B	—	—	19,895	171,100
Class C	—	—	100,805	866,919
Class CX	—	—	8,111	69,755
Class R	—	—	79,953	690,793
Class RX	—	—	10,235	88,425
Class Y	—	—	57,925	504,522
Class R5	—	—	397,481	3,470,008
Class R6	—	—	12,229	106,761

Automatic conversion of Class B shares to Class A shares:
Class A	21,899	197,145	39,003	364,217
Class B	(21,186)	(197,145)	(39,505)	(364,217)

Reacquired:
Class A	(948,077)	(8,526,875)	(1,790,864)	(16,738,689)
Class AX	(60,426)	(543,041)	(253,936)	(2,368,973)
Class B	(28,241)	(241,855)	(67,717)	(626,561)
Class C	(166,830)	(1,485,790)	(290,887)	(2,686,673)
Class CX	(9,288)	(82,355)	(31,568)	(292,812)
Class R	(331,002)	(2,964,661)	(618,428)	(5,752,439)
Class RX	(12,249)	(110,232)	(27,855)	(258,232)
Class Y	(75,812)	(676,964)	(161,330)	(1,504,192)
Class R5	(2,716,091)	(24,561,981)	(660,116)	(6,162,797)
Class R6	(5,560)	(50,415)	(11,308)	(106,850)
Net increase (decrease) in share activity	(1,930,451)	$(17,441,186)	737,238	$6,082,127

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	454,845	$3,771,999	1,277,088	$11,059,547
Class AX	9,860	81,824	23,826	206,191
Class B	3,260	26,575	972	8,561
Class C	120,924	984,338	272,232	2,320,246
Class CX	3,345	27,260	16,264	136,860
Class R	161,540	1,333,188	374,739	3,210,408
Class RX	5,439	44,499	10,233	88,432
Class Y	68,823	570,269	139,410	1,212,454
Class R5	1,826,553	15,193,487	788,116	6,893,157
Class R6	24,872	205,690	43,556	383,075

Issued as reinvestment of dividends:
Class A	—	—	354,292	2,823,740
Class AX	—	—	40,332	321,044
Class B	—	—	10,878	85,715
Class C	—	—	61,093	480,800
Class CX	—	—	3,793	29,816
Class R	—	—	69,158	547,729
Class RX	—	—	7,768	61,601
Class Y	—	—	27,321	218,021
Class R5	—	—	316,334	2,530,674
Class R6	—	—	15,671	125,366

Automatic conversion of Class B shares to Class A shares:
Class A	15,825	132,052	10,574	91,779
Class B	(16,048)	(132,052)	(10,717)	(91,779)

Reacquired:
Class A	(871,513)	(7,210,057)	(1,294,898)	(11,234,557)
Class AX	(27,414)	(222,836)	(75,728)	(658,205)
Class B	(10,675)	(88,144)	(19,476)	(165,229)
Class C	(158,933)	(1,299,410)	(275,980)	(2,347,348)
Class CX	(10,169)	(81,056)	(16,548)	(142,538)
Class R	(324,163)	(2,676,935)	(406,770)	(3,571,015)
Class RX	(9,739)	(80,725)	(6,864)	(58,133)
Class Y	(37,805)	(314,466)	(202,419)	(1,759,446)
Class R5	(1,924,001)	(16,002,113)	(438,642)	(3,811,281)
Class R6	(8,839)	(73,192)	(18,201)	(162,701)
Net increase (decrease) in share activity	(704,013)	$(5,809,805)	1,097,407	$8,832,984

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	396,908	$3,263,768	677,144	$5,829,854
Class AX	8,907	72,624	12,409	107,349
Class B	1,039	8,632	372	3,104
Class C	213,815	1,729,258	280,698	2,346,780
Class CX	1,365	11,027	3,316	27,666
Class R	138,244	1,121,572	343,603	2,886,244
Class RX	3,372	27,366	8,446	71,624
Class Y	111,053	908,735	270,272	2,237,022
Class R5	338,881	2,789,442	663,388	5,722,148
Class R6	11,422	93,845	13,908	121,613

Issued as reinvestment of dividends:
Class A	—	—	172,187	1,355,108
Class AX	—	—	15,313	120,513
Class B	—	—	4,380	33,949
Class C	—	—	46,208	358,568
Class CX	—	—	1,498	11,621
Class R	—	—	49,942	390,543
Class RX	—	—	2,504	19,604
Class Y	—	—	26,755	210,833
Class R5	—	—	232,581	1,835,067
Class R6	—	—	5,481	43,303

Automatic conversion of Class B shares to Class A shares:
Class A	546	4,556	3,194	28,257
Class B	(556)	(4,556)	(3,246)	(28,257)

Reacquired:
Class A	(316,362)	(2,602,123)	(670,278)	(5,743,479)
Class AX	(16,729)	(136,840)	(28,111)	(237,158)
Class B	(888)	(7,081)	(5,653)	(47,973)
Class C	(210,888)	(1,712,340)	(190,924)	(1,599,616)
Class CX	(904)	(7,276)	(2,032)	(17,010)
Class R	(315,109)	(2,579,343)	(292,408)	(2,479,891)
Class RX	(7,653)	(62,819)	(15,192)	(129,280)
Class Y	(254,706)	(2,106,845)	(110,813)	(964,386)
Class R5	(1,620,803)	(13,375,504)	(334,568)	(2,885,778)
Class R6	(309)	(2,571)	(874)	(7,259)
Net increase (decrease) in share activity	(1,519,355)	$(12,566,473)	1,179,500	$9,620,683

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$8.77	$(0.01)	$0.02	$0.01	$(0.02)	$—	$(0.02)	$8.76	0.09%	$13,042	0.25	%(e)	1.06	%(e)	(0.23	)%(e)	9%
Year ended 12/31/14	8.91	0.10	0.19	0.29	(0.23)	(0.20)	(0.43)	8.77	3.32	14,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25		1.09		1.95		15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25		3.45		4.35		67
Class AX
Six months ended 06/30/15	8.76	(0.01)	0.02	0.01	(0.02)	—	(0.02)	8.75	0.09	10,569	0.25	(e)	1.06	(e)	(0.23	)(e)	9
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25		1.09		1.95		15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25	(g)	1.24	(g)	4.35	(g)	67
Class B
Six months ended 06/30/15	8.57	(0.04)	0.02	(0.02)	(0.00)	—	(0.00)	8.55	(0.22)	271	1.00	(e)	1.81	(e)	(0.98	)(e)	9
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00		1.84		1.20		15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00		4.20		3.60		67
Class C
Six months ended 06/30/15	8.58	(0.04)	0.01	(0.03)	(0.00)	—	(0.00)	8.55	(0.34)	4,041	1.00	(e)	1.81	(e)	(0.98	)(e)	9
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00		1.71		0.38		9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00		1.84		1.20		15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00		4.20		3.60		67
Class CX
Six months ended 06/30/15	8.57	(0.04)	0.02	(0.02)	(0.00)	—	(0.00)	8.55	(0.22)	2,882	1.00	(e)	1.81	(e)	(0.98	)(e)	9
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00		1.61		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00		1.84		1.20		15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00	(g)	1.99	(g)	3.60	(g)	67
Class R
Six months ended 06/30/15	8.72	(0.02)	0.02	0.00	(0.01)	—	(0.01)	8.71	0.02	994	0.50	(e)	1.31	(e)	(0.48	)(e)	9
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50		1.34		1.70		15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50		3.70		4.10		67
Class RX
Six months ended 06/30/15	8.71	(0.02)	0.01	(0.01)	(0.01)	—	(0.01)	8.69	(0.09)	193	0.50	(e)	1.31	(e)	(0.48	)(e)	9
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50		1.11		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50		1.34		1.70		15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50	(g)	1.49	(g)	4.10	(g)	67
Class Y
Six months ended 06/30/15	8.84	0.00	0.01	0.01	(0.02)	—	(0.02)	8.83	0.15	1,678	0.00	(e)	0.81	(e)	0.02	(e)	9
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00		0.71		1.38		9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00		0.61		0.03		16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00		0.71		1.55		7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00		0.84		2.20		15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00		3.20		4.60		67
Class R5
Six months ended 06/30/15	8.84	0.00	0.01	0.01	(0.02)	—	(0.02)	8.83	0.15	3,089	0.00	(e)	0.72	(e)	0.02	(e)	9
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00		0.63		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00		0.54		0.03		16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00		0.66		1.55		7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00		0.75		2.20		15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00		2.93		4.60		67
Class R6
Six months ended 06/30/15	8.84	0.00	0.01	0.01	(0.02)	—	(0.02)	8.83	0.15	366	0.00	(e)	0.64	(e)	0.02	(e)	9
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00		0.54		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00		0.45		0.03		16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00	(g)	0.62	(g)	1.55	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.56%, 0.54%, 0.52%, 0.59%, and 0.55% for the six months ended June 30, 2015 and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,992, $10,936, $309, $4,300, $3,043, $1,400, $191, $1,677, $5,402 and $350 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

32                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$9.11	$(0.01)	$0.02	$0.01	$—	$—	$—	$9.12	0.11%	$44,192	0.25	%(e)	0.68	%(e)	(0.24	)%(e)	6%
Year ended 12/31/14	9.32	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.11	4.81	47,303	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25		0.80		2.59		15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25		1.13		6.61		57
Class AX
Six months ended 06/30/15	9.10	(0.01)	0.03	0.02	—	—	—	9.12	0.22	8,893	0.25	(e)	0.68	(e)	(0.24	)(e)	6
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25		0.80		2.59		15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25	(g)	0.73	(g)	6.61	(g)	57
Class B
Six months ended 06/30/15	9.00	(0.04)	0.02	(0.02)	—	—	—	8.98	(0.22)	1,439	1.00	(e)	1.43	(e)	(0.99	)(e)	6
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00		1.42		0.90		7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00		1.50		1.49		6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00		1.55		1.84		15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00		1.88		5.86		57
Class C
Six months ended 06/30/15	8.98	(0.04)	0.03	(0.01)	—	—	—	8.97	(0.11)	9,353	1.00	(e)	1.43	(e)	(0.99	)(e)	6
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00		1.50		1.49		6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00		1.55		1.84		15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00		1.88		5.86		57
Class CX
Six months ended 06/30/15	8.99	(0.04)	0.02	(0.02)	—	—	—	8.97	(0.22)	2,615	1.00	(e)	1.43	(e)	(0.99	)(e)	6
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00		1.43		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00		1.50		1.49		6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00		1.55		1.84		15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00	(g)	1.48	(g)	5.86	(g)	57
Class R
Six months ended 06/30/15	9.07	(0.02)	0.03	0.01	—	—	—	9.08	0.11	6,666	0.50	(e)	0.93	(e)	(0.49	)(e)	6
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50		1.05		2.34		15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50		1.38		6.36		57
Class RX
Six months ended 06/30/15	9.07	(0.02)	0.03	0.01	—	—	—	9.08	0.11	584	0.50	(e)	0.93	(e)	(0.49	)(e)	6
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50		1.05		2.34		15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50	(g)	0.98	(g)	6.36	(g)	57
Class Y
Six months ended 06/30/15	9.10	0.00	0.03	0.03	—	—	—	9.13	0.33	6,399	0.00	(e)	0.43	(e)	0.01	(e)	6
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00		0.42		1.90		7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00		0.41		0.01		16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00		0.50		2.49		6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00		0.55		2.84		15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00		0.88		6.86		57
Class R5
Six months ended 06/30/15	9.15	0.00	0.03	0.03	—	—	—	9.18	0.33	27,915	0.00	(e)	0.32	(e)	0.01	(e)	6
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00		0.31		1.90		7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00		0.32		0.01		16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00		0.42		2.49		6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00		0.47		2.84		15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00		0.72		6.86		57
Class R6
Six months ended 06/30/15	9.16	0.00	0.03	0.03	—	—	—	9.19	0.33	1,236	0.00	(e)	0.23	(e)	0.01	(e)	6
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00		0.22		1.90		7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00		0.23		0.01		16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00	(g)	0.30	(g)	2.49	(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.73%, 0.73%, 0.71%, 0.71%, 0.85% and 0.79% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,992, $10,936, $309, $4,300, $3,043, $1,400, $191, $1,677, $5,402 and $350 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

33                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$8.79	$(0.01)	$0.03	$0.02	$—	$—	$—	$8.81	0.23%	$46,991	0.25	%(e)	0.67	%(e)	(0.25	)%(e)	9%
Year ended 12/31/14	9.04	0.24	0.31	0.55	(0.50)	(0.30)	(0.80)	8.79	6.25	49,929	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25		0.95		2.89		9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25		1.32		6.63		32
Class AX
Six months ended 06/30/15	8.80	(0.01)	0.03	0.02	—	—	—	8.82	0.23	6,294	0.25	(e)	0.67	(e)	(0.25	)(e)	9
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25		0.95		2.89		9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25	(g)	0.92	(g)	6.63	(g)	32
Class B
Six months ended 06/30/15	8.70	(0.04)	0.02	(0.02)	—	—	—	8.68	(0.23)	1,766	1.00	(e)	1.42	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00		1.43		1.82		9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00		1.51		1.91		3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00		2.07		5.88		32
Class C
Six months ended 06/30/15	8.69	(0.04)	0.03	(0.01)	—	—	—	8.68	(0.11)	13,452	1.00	(e)	1.42	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.51	13,330	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00		2.07		5.88		32
Class CX
Six months ended 06/30/15	8.69	(0.04)	0.03	(0.01)	—	—	—	8.68	(0.11)	1,728	1.00	(e)	1.42	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00		1.70		2.14		9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00	(g)	1.67	(g)	5.88	(g)	32
Class R
Six months ended 06/30/15	8.74	(0.02)	0.03	0.01	—	—	—	8.75	0.11	10,177	0.50	(e)	0.92	(e)	(0.50	)(e)	9
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50		1.01		2.41		3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50		1.20		2.64		9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50		1.57		6.38		32
Class RX
Six months ended 06/30/15	8.73	(0.02)	0.03	0.01	—	—	—	8.74	0.11	1,123	0.50	(e)	0.92	(e)	(0.50	)(e)	9
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50		1.01		2.41		3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50		1.20		2.64		9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50	(g)	1.17	(g)	6.38	(g)	32
Class Y
Six months ended 06/30/15	8.81	0.00	0.03	0.03	—	—	—	8.84	0.34	5,826	0.00	(e)	0.42	(e)	0.00	(e)	9
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00		0.43		2.82		9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00		0.43		0.00		34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00		0.51		2.91		3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00		0.70		3.14		9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00		1.07		6.88		32
Class R5
Six months ended 06/30/15	8.83	0.00	0.04	0.04	—	—	—	8.87	0.45	29,594	0.00	(e)	0.31	(e)	0.00	(e)	9
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00		0.30		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00		0.33		0.00		34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00		0.40		2.91		3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00		0.51		3.14		9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00		0.91		6.88		32
Class R6
Six months ended 06/30/15	8.83	0.00	0.03	0.03	—	—	—	8.86	0.34	1,389	0.00	(e)	0.21	(e)	0.00	(e)	9
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00		0.21		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00		0.24		0.00		34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00	(g)	0.32	(g)	2.91	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.89%, 0.89%, 0.87%, 0.85%, 0.87% and 0.79% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $49,878, $6,616, $2,051, $13,746, $1,790, $11,268, $1,145, $6,045, $33,900 and $1,368 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

34                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$8.07	$(0.01)	$0.03	$0.02	$—	$—	$—	$8.09	0.25%	$32,347	0.25	%(e)	0.82	%(e)	(0.25	)%(e)	18%
Year ended 12/31/14	8.34	0.31	0.29	0.60	(0.59)	(0.28)	(0.87)	8.07	7.35	35,495	0.26		0.86		3.53		8
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25		1.52		2.88		14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25		1.94		6.79		26
Class AX
Six months ended 06/30/15	8.06	(0.01)	0.03	0.02	—	—	—	8.08	0.25	3,151	0.25	(e)	0.82	(e)	(0.25	)(e)	18
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26		0.86		3.53		8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25		1.52		2.88		14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25	(g)	1.42	(g)	6.79	(g)	26
Class B
Six months ended 06/30/15	7.97	(0.04)	0.03	(0.01)	—	—	—	7.96	(0.13)	737	1.00	(e)	1.57	(e)	(1.00	)(e)	18
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01		1.61		2.78		8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00		2.27		2.13		14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00		2.69		6.04		26
Class C
Six months ended 06/30/15	7.96	(0.04)	0.03	(0.01)	—	—	—	7.95	(0.13)	5,939	1.00	(e)	1.57	(e)	(1.00	)(e)	18
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01		1.61		2.78		8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00		2.27		2.13		14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00		2.69		6.04		26
Class CX
Six months ended 06/30/15	7.95	(0.04)	0.04	0.00	—	—	—	7.95	0.00	517	1.00	(e)	1.57	(e)	(1.00	)(e)	18
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01		1.61		2.78		8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00		1.82		1.94		4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00		2.27		2.13		14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00	(g)	2.17	(g)	6.04	(g)	26
Class R
Six months ended 06/30/15	8.02	(0.02)	0.03	0.01	—	—	—	8.03	0.12	7,355	0.50	(e)	1.07	(e)	(0.50	)(e)	18
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50		1.32		2.44		4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50		1.77		2.63		14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50		2.19		6.54		26
Class RX
Six months ended 06/30/15	8.03	(0.02)	0.03	0.01	—	—	—	8.04	0.12	650	0.50	(e)	1.07	(e)	(0.50	)(e)	18
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50		1.32		2.44		4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50		1.77		2.63		14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50	(g)	1.67	(g)	6.54	(g)	26
Class Y
Six months ended 06/30/15	8.09	0.00	0.03	0.03	—	—	—	8.12	0.37	2,599	0.00	(e)	0.57	(e)	0.00	(e)	18
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01		0.61		3.78		8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00		0.62		0.00		68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00		0.82		2.94		4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00		1.27		3.13		14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00		1.69		7.04		26
Class R5
Six months ended 06/30/15	8.10	0.00	0.03	0.03	—	—	—	8.13	0.37	25,159	0.00	(e)	0.40	(e)	0.00	(e)	18
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01		0.44		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00		0.47		0.00		68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00		0.65		2.94		4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00		1.02		3.13		14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00		1.38		7.04		26
Class R6
Six months ended 06/30/15	8.10	0.00	0.03	0.03	—	—	—	8.13	0.37	1,405	0.00	(e)	0.30	(e)	0.00	(e)	18
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01		0.35		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00		0.37		0.00		68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00	(g)	0.53	(g)	2.94	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.99%, 0.99%, 0.99%, 0.98%, 0.87% and 0.79% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,865, $3,229, $873, $6,290, $541, $8,281, $669, $2,574, $27,792 and $1,395 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

35                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$7.98	$(0.01)	$0.03	$0.02	$—	$—	$—	$8.00	0.25%	$15,343	0.25	%(e)	1.24	%(e)	(0.25	)%(e)	9%
Year ended 12/31/14	8.21	0.40	0.27	0.67	(0.63)	(0.27)	(0.90)	7.98	8.30	14,645	0.25		1.25		4.61		8
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25		3.01		3.34		22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25		3.63		6.42		27
Class AX
Six months ended 06/30/15	7.99	(0.01)	0.03	0.02	—	—	—	8.01	0.25	1,134	0.25	(e)	1.24	(e)	(0.25	)(e)	9
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25		1.24		4.61		8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25		3.01		3.34		22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25	(g)	2.97	(g)	6.42	(g)	27
Class B
Six months ended 06/30/15	7.86	(0.04)	0.03	(0.01)	—	—	—	7.85	(0.13)	345	1.00	(e)	1.99	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00		1.99		3.86		8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00		2.32		1.86		4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00		3.76		2.59		22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00		4.38		5.67		27
Class C
Six months ended 06/30/15	7.87	(0.04)	0.04	0.00	—	—	—	7.87	0.00	4,897	1.00	(e)	1.99	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00		1.99		3.86		8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00		2.32		1.87		4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00		3.76		2.59		22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00		4.38		5.67		27
Class CX
Six months ended 06/30/15	7.87	(0.04)	0.04	0.00	—	—	—	7.87	0.00	155	1.00	(e)	1.99	(e)	(1.00	)(e)	9
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00		1.99		3.86		8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00		2.32		1.87		4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00		3.76		2.59		22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00	(g)	3.72	(g)	5.67	(g)	27
Class R
Six months ended 06/30/15	7.93	(0.02)	0.04	0.02	—	—	—	7.95	0.25	4,154	0.50	(e)	1.49	(e)	(0.50	)(e)	9
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50		1.49		4.36		8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50		1.82		2.37		4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50		3.26		3.09		22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50		3.88		6.17		27
Class RX
Six months ended 06/30/15	7.94	(0.02)	0.03	0.01	—	—	—	7.95	0.13	181	0.50	(e)	1.49	(e)	(0.50	)(e)	9
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50		1.49		4.36		8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50		1.82		2.37		4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50		3.26		3.09		22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50	(g)	3.22	(g)	6.17	(g)	27
Class Y
Six months ended 06/30/15	8.01	0.00	0.02	0.02	—	—	—	8.03	0.25	2,239	0.00	(e)	0.99	(e)	0.00	(e)	9
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00		0.99		4.86		8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00		1.06		0.00		93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00		1.32		2.87		4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00		2.76		3.59		22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00		3.38		6.67		27
Class R5
Six months ended 06/30/15	8.00	0.00	0.04	0.04	—	—	—	8.04	0.50	7,949	0.00	(e)	0.70	(e)	0.00	(e)	9
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00		0.70		4.86		8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00		0.81		0.00		93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00		1.08		2.87		4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00		2.36		3.59		22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00		3.03		6.67		27
Class R6
Six months ended 06/30/15	8.01	0.00	0.04	0.04	—	—	—	8.05	0.50	522	0.00	(e)	0.63	(e)	0.00	(e)	9
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00		0.61		4.86		8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00		0.72		0.00		93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00	(g)	0.99	(g)	2.87	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.10%, 1.10%, 1.11%, 1.11%, 0.87% and 0.79% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,865, $3,229, $873, $6,290, $541, $8,281, $669, $2,574, $27,792 and $1,395 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

36                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.90	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,000.90	1.24	1,023.55	1.25	0.25
B	1,000.00	997.80	4.95	1,019.84	5.01	1.00
C	1,000.00	996.60	4.95	1,019.84	5.01	1.00
CX	1,000.00	997.80	4.95	1,019.84	5.01	1.00
R	1,000.00	1,000.20	2.48	1,022.32	2.51	0.50
RX	1,000.00	999.10	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,001.50	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,001.50	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,001.50	0.00	1,024.79	0.00	0.00

37                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,001.10	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,002.20	1.24	1,023.55	1.25	0.25
B	1,000.00	997.80	4.95	1,019.84	5.01	1.00
C	1,000.00	997.80	4.95	1,019.84	5.01	1.00
CX	1,000.00	997.80	4.95	1,019.84	5.01	1.00
R	1,000.00	1,001.10	2.48	1,022.32	2.51	0.50
RX	1,000.00	1,001.10	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,003.30	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,003.30	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,003.30	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.30	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,002.30	1.24	1,023.55	1.25	0.25
B	1,000.00	997.70	4.95	1,019.84	5.01	1.00
C	1,000.00	998.90	4.96	1,019.84	5.01	1.00
CX	1,000.00	998.90	4.96	1,019.84	5.01	1.00
R	1,000.00	1,001.10	2.48	1,022.32	2.51	0.50
RX	1,000.00	1,001.10	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,003.40	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,004.50	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,003.40	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.50	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,002.50	1.24	1,023.55	1.25	0.25
B	1,000.00	998.70	4.96	1,019.84	5.01	1.00
C	1,000.00	998.70	4.96	1,019.84	5.01	1.00
CX	1,000.00	1,000.00	4.96	1,019.84	5.01	1.00
R	1,000.00	1,001.20	2.48	1,022.32	2.51	0.50
RX	1,000.00	1,001.20	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,003.70	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,003.70	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,003.70	0.00	1,024.79	0.00	0.00

38                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.50	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,003.80	1.24	1,023.55	1.25	0.25
B	1,000.00	998.70	4.96	1,019.84	5.01	1.00
C	1,000.00	1,000.00	4.96	1,019.84	5.01	1.00
CX	1,000.00	1,000.00	4.96	1,019.84	5.01	1.00
R	1,000.00	1,002.50	2.48	1,022.32	2.51	0.50
RX	1,000.00	1,001.30	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,002.50	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,005.00	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,005.00	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2015, through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

39                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a Fund). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited , Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior

Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco	Balanced-Risk Retirement Now Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the fifth quintile for the

40                         Invesco Balanced-Risk Retirement Funds

three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced- Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, in the fifth quintile for the three year period and in the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and was below the performance of the Index for the three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2050 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers noted that the Fund invests in Invesco Balanced-Risk Allocation Fund, which impacted the performance of the Fund. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of each Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of each Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by each Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that each Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from each Fund’s investment in the affiliated money market funds is fair and reasonable.

41                         Invesco Balanced-Risk Retirement Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        IBRR-SAR-1            Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Allocation Funds

Invesco Conservative Allocation Fund Nasdaq: A: CAAMX ¡ B: CMBAX C: CACMX ¡ R: CMARX ¡ S: CMASX Y: CAAYX ¡ R5: CMAIX Invesco Growth Allocation Fund Nasdaq: A: AADAX ¡ B: AAEBX C: AADCX ¡ R: AADRX ¡ S: AADSX Y: AADYX ¡ R5: AADIX Invesco Moderate Allocation Fund Nasdaq: A: AMKAX ¡ B: AMKBX C: AMKCX ¡ R: AMKRX ¡ S: AMKSX Y: ABKYX ¡ R5: AMLIX	2	Fund Performance
	8	Letters to Shareholders
	9	Schedule of Investments
	13	Financial Statements
	17	Notes to Financial Statements
	25	Financial Highlights
	28	Fund Expenses
	30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.27%
Class B Shares	-0.12
Class C Shares	-0.11
Class R Shares	0.14
Class S Shares	0.32
Class Y Shares	0.40
Class R5 Shares	0.43
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Conservative Allocation Index■ (Style-Specific Index)	1.10
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	0.68
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (4/29/05)	4.12%
10 Years	3.88
5 Years	5.88
1 Year	-5.96
Class B Shares
Inception (4/29/05)	4.08%
10 Years	3.86
5 Years	5.99
1 Year	-6.00
Class C Shares
Inception (4/29/05)	3.94%
10 Years	3.72
5 Years	6.29
1 Year	-2.12
Class R Shares
Inception (4/29/05)	4.44%
10 Years	4.21
5 Years	6.83
1 Year	-0.63
Class S Shares
10 Years	4.52%
5 Years	7.19
1 Year	-0.26
Class Y Shares
10 Years	4.62%
5 Years	7.31
1 Year	-0.12
Class R5 Shares
Inception (4/29/05)	4.99%
10 Years	4.76
5 Years	7.40
1 Year	-0.04

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.13%, 1.88%, 1.88%, 1.38%, 1.03%, 0.88% and 0.84%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.63% for Invesco Conservative Allocation Fund.

3 Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.65%
Class B Shares	0.29
Class C Shares	0.29
Class R Shares	0.58
Class S Shares	0.79
Class Y Shares	0.79
Class R5 Shares	0.86
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Growth Allocation Index■ (Style-Specific Index)	2.57
Lipper Mixed-Asset Target Allocation Growth Funds Index¿ (Peer Group Index)	1.95
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                             Invesco Allocation Funds

Average Annual Total Returns As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	5.35%
10 Years	4.61
5 Years	9.20
1 Year	-6.52
Class B Shares
Inception (4/30/04)	5.34%
10 Years	4.58
5 Years	9.32
1 Year	-6.69
Class C Shares
Inception (4/30/04)	5.11%
10 Years	4.42
5 Years	9.61
1 Year	-2.80
Class R Shares
Inception (4/30/04)	5.64%
10 Years	4.95
5 Years	10.17
1 Year	-1.28
Class S Shares
10 Years	5.27%
5 Years	10.57
1 Year	-0.91
Class Y Shares
10 Years	5.38%
5 Years	10.71
1 Year	-0.83
Class R5 Shares
Inception (4/30/04)	6.23%
10 Years	5.55
5 Years	10.80
1 Year	-0.71

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.23%, 1.98%, 1.98%, 1.48%, 1.13%, 0.98% and 0.86%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.69% for Invesco Growth Allocation Fund.

5                             Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.52%
Class B Shares	0.14
Class C Shares	0.14
Class R Shares	0.39
Class S Shares	0.49
Class Y Shares	0.57
Class R5 Shares	0.70
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Moderate Allocation Index¡ (Style-Specific Index)	1.89
Lipper Mixed-Asset Target Allocation Moderate Funds Index¿ (Peer Group Index)	1.29

Source(s): ▼FactSet Research Systems Inc.; ¡Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

  The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, comprises the S&P 500, the MSCI EAFE and the Barclays U.S. Aggregate indexes. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                             Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	5.08%
10 Years	4.58
5 Years	7.56
1 Year	-6.36
Class B Shares
Inception (4/30/04)	5.06%
10 Years	4.55
5 Years	7.69
1 Year	-6.56
Class C Shares
Inception (4/30/04)	4.84%
10 Years	4.39
5 Years	7.97
1 Year	-2.68
Class R Shares
Inception (4/30/04)	5.36%
10 Years	4.91
5 Years	8.51
1 Year	-1.27
Class S Shares
10 Years	5.22%
5 Years	8.88
1 Year	-0.91
Class Y Shares
10 Years	5.34%
5 Years	9.05
1 Year	-0.76
Class R5 Shares
Inception (4/30/04)	5.90%
10 Years	5.45
5 Years	9.07
1 Year	-0.67

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.14%, 1.89%, 1.89%, 1.39%, 1.04%, 0.89% and 0.83%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.67% for Invesco Moderate Allocation Fund.

7                             Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

8                             Invesco Allocation Funds

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–13.12%
Invesco Balanced-Risk Allocation Fund	5.97%	$22,066,459	$180,624	$(460,174)	$116,709	$(15,914)	$—	1,870,744	$21,887,704
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.09%	14,124,713	1,644,673	(456,055)	(210,345)	(90,510)	—	2,050,885	15,012,476
Invesco Global Markets Strategy Fund	3.06%	11,849,390	898,258	(821,615)	(711,413)	(13,277)	—	1,170,464	11,201,343
Total Asset Allocation Funds		48,040,562	2,723,555	(1,737,844)	(805,049)	(119,701)	—	5,092,093	48,101,523

Domestic Equity Funds–19.29%
Invesco American Franchise Fund(b)	1.98%	7,211,352	449,821	(606,746)	171,811	43,511	—	420,217	7,269,749
Invesco Charter Fund	2.96%	10,881,479	531,603	(615,528)	72,489	(16,233)	—	497,197	10,853,810
Invesco Comstock Fund	1.99%	7,381,114	574,408	(681,237)	(100,853)	138,342	61,828	286,287	7,311,774
Invesco Diversified Dividend Fund	3.93%	14,457,406	575,826	(793,812)	7,634	175,574	131,993	778,760	14,422,628
Invesco Endeavor Fund(b)	2.08%	7,611,283	497,457	(506,413)	29,027	(13,577)	—	355,141	7,617,777
Invesco Growth and Income Fund	2.66%	9,775,188	679,687	(879,234)	160,323	5,282	72,744	361,456	9,741,246
Invesco Small Cap Equity Fund(b)	1.80%	6,563,433	399,763	(771,970)	402,969	(12,907)	—	382,189	6,581,288
PowerShares Russell Top 200 Pure Growth Portfolio–ETF(c)	1.89%	6,852,216	482,076	(674,601)	80,343	194,397	50,055	205,100	6,934,431
Total Domestic Equity Funds		70,733,471	4,190,641	(5,529,541)	823,743	514,389	316,620	3,286,347	70,732,703

Fixed-Income Funds–54.53%
Invesco Core Plus Bond Fund	24.54%	90,222,076	4,080,968	(3,087,826)	(1,135,769)	(124,838)	1,792,366	8,406,973	89,954,611
Invesco Emerging Market Local Currency Debt Fund	3.25%	11,336,650	1,657,257	(265,797)	(763,968)	(31,531)	307,101	1,627,914	11,932,611
Invesco Floating Rate Fund	5.49%	19,773,285	866,728	(477,668)	(12,203)	(11,390)	497,608	2,612,030	20,138,752
Invesco High Yield Fund	4.92%	17,902,826	693,197	(527,077)	(17,015)	(20,528)	540,586	4,212,945	18,031,403
Invesco Premium Income Fund	3.97%	14,616,653	456,696	(381,304)	(118,772)	(8,458)	358,574	1,430,728	14,564,815
PowerShares 1-30 Laddered Treasury Portfolio–ETF	12.36%	46,351,360	3,892,090	(3,407,317)	(1,728,536)	197,971	499,479	1,425,600	45,305,568
Total Fixed-Income Funds		200,202,850	11,646,936	(8,146,989)	(3,776,263)	1,226	3,995,714	19,716,190	199,927,760

Foreign Equity Funds–10.74%
Invesco Developing Markets Fund	3.20%	11,071,648	1,480,999	(625,020)	(172,211)	(37,200)	—	394,155	11,718,216
Invesco International Growth Fund	3.62%	13,172,043	518,368	(904,660)	467,054	35,672	—	393,150	13,288,477
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	3.92%	14,022,500	1,461,639	(1,679,340)	589,539	(39,221)	237,503	352,100	14,355,117
Total Foreign Equity Funds		38,266,191	3,461,006	(3,209,020)	884,382	(40,749)	237,503	1,139,405	39,361,810

Real Estate Funds–1.89%
Invesco Global Real Estate Fund	1.89%	7,007,687	329,068	(230,587)	(212,479)	27,842	62,889	547,589	6,921,531

Money Market Funds–0.46%
Liquid Assets Portfolio–Institutional Class	0.23%	1,617,548	6,277,688	(7,060,677)	—	—	305	834,559	834,559
Premier Portfolio–Institutional Class	0.23%	1,617,547	6,277,688	(7,060,677)	—	—	148	834,558	834,558
Total Money Market Funds		3,235,095	12,555,376	(14,121,354)	—	—	453	1,669,117	1,669,117
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $336,027,609)	100.03%	$367,485,856	$34,906,582	$(32,975,335)	$(3,085,666)	$383,007	$4,613,179		$366,714,444
OTHER ASSETS LESS LIABILITIES	(0.03)%								(102,045)
NET ASSETS	100.00%								$366,612,399

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2015

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–19.42%
Invesco Balanced-Risk Allocation Fund	8.02%	$94,798,026	$2,615,881	$(6,683,697)	$413,692	$28,023	$—	7,792,472	$91,171,925
Invesco Balanced-Risk Commodity Strategy Fund(b)	6.20%	68,358,284	6,396,418	(2,869,022)	(901,202)	(541,329)	—	9,623,381	70,443,149
Invesco Global Markets Strategy Fund	5.20%	64,627,406	5,789,620	(7,545,919)	(3,583,971)	(221,857)	—	6,171,920	59,065,279
Total Asset Allocation Funds		227,783,716	14,801,919	(17,098,638)	(4,071,481)	(735,163)	—	23,587,773	220,680,353

Domestic Equity Funds–43.20%
Invesco American Franchise Fund(b)	4.46%	51,576,489	1,550,865	(3,860,928)	1,226,987	215,614	—	2,931,158	50,709,027
Invesco Charter Fund	6.61%	77,881,594	1,899,838	(4,996,551)	337,200	(3,492)	—	3,441,071	75,118,589
Invesco Comstock Fund	4.48%	52,965,046	3,335,036	(5,579,941)	(1,205,988)	1,407,142	432,571	1,993,786	50,921,295
Invesco Diversified Dividend Fund	8.79%	103,618,075	2,561,288	(7,479,192)	296,414	929,901	920,952	5,395,599	99,926,486
Invesco Endeavor Fund(b)	4.64%	54,897,070	1,643,763	(3,802,188)	107,821	(62,741)	—	2,460,780	52,783,725
Invesco Growth and Income Fund	5.93%	69,889,285	3,844,262	(7,439,849)	960,145	117,409	506,831	2,499,861	67,371,252
Invesco Small Cap Equity Fund(b)	4.03%	47,131,546	2,446,127	(6,430,488)	2,834,163	(157,729)	—	2,661,070	45,823,619
PowerShares Russell Top 200 Pure Growth Portfolio– ETF(c)	4.26%	49,583,940	1,517,991	(4,592,553)	693,208	1,159,238	350,339	1,430,400	48,361,824
Total Domestic Equity Funds		507,543,045	18,799,170	(44,181,690)	5,249,950	3,605,342	2,210,693	22,813,725	491,015,817

Fixed-Income Funds–9.05%
Invesco Core Plus Bond Fund	3.03%	35,817,031	2,306,124	(3,181,361)	(522,424)	51,832	691,160	3,221,608	34,471,202
PowerShares 1-30 Laddered Treasury Portfolio–ETF	6.02%	72,075,048	7,203,230	(8,683,531)	(3,124,459)	878,958	756,695	2,150,700	68,349,246
Total Fixed-Income Funds		107,892,079	9,509,354	(11,864,892)	(3,646,883)	930,790	1,447,855	5,372,308	102,820,448

Foreign Equity Funds–24.07%
Invesco Developing Markets Fund	7.16%	79,563,179	9,043,747	(5,777,949)	(1,119,001)	(373,600)	—	2,735,835	81,336,376
Invesco International Growth Fund	8.14%	94,728,184	1,855,749	(7,582,720)	2,865,977	604,808	—	2,735,858	92,471,998
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	8.77%	101,092,350	7,773,663	(12,918,394)	3,950,936	(183,289)	1,652,431	2,445,800	99,715,266
Total Foreign Equity Funds		275,383,713	18,673,159	(26,279,063)	5,697,912	47,919	1,652,431	7,917,493	273,523,640

Real Estate Funds–4.22%
Invesco Global Real Estate Fund	4.22%	50,495,320	3,414,720	(4,672,150)	(1,533,678)	299,543	440,295	3,797,765	48,003,755

Money Market Funds–0.14%
Liquid Assets Portfolio–Institutional Class	0.07%	1,651,536	23,143,083	(24,011,659)	—	—	564	782,960	782,960
Premier Portfolio–Institutional Class	0.07%	1,651,536	23,143,082	(24,011,659)	—	—	274	782,959	782,959
Total Money Market Funds		3,303,072	46,286,165	(48,023,318)	—	—	838	1,565,919	1,565,919
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $954,237,442)	100.10%	$1,172,400,945	$111,484,487	$(152,119,751)	$1,695,820	$4,148,431	$5,752,112		$1,137,609,932
OTHER ASSETS LESS LIABILITIES	(0.10)%								(1,183,597)
NET ASSETS	100.00%								$1,136,426,335

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2015

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.09%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Asset Allocation Funds–16.23%
Invesco Balanced-Risk Allocation Fund	7.01%	$65,064,029	$1,122,045	$(3,478,397)	$319,801	$(9,736)	$—	5,386,132	$63,017,742
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.16%	44,760,903	4,176,990	(1,536,354)	(643,745)	(307,562)	—	6,345,660	46,450,232
Invesco Global Markets Strategy Fund	4.06%	39,675,305	3,287,590	(4,075,877)	(2,284,628)	(71,399)	—	3,817,240	36,530,991
Total Asset Allocation Funds		149,500,237	8,586,625	(9,090,628)	(2,608,572)	(388,697)	—	15,549,032	145,998,965

Domestic Equity Funds–32.32%
Invesco American Franchise Fund(b)	3.32%	30,138,352	1,328,381	(2,435,201)	701,521	177,211	—	1,728,917	29,910,264
Invesco Charter Fund	4.94%	45,889,394	1,095,232	(2,695,438)	289,244	(77,392)	—	2,038,527	44,501,040
Invesco Comstock Fund	3.35%	31,118,847	1,744,110	(2,883,759)	(378,054)	510,013	255,248	1,178,980	30,111,157
Invesco Diversified Dividend Fund	6.59%	61,023,238	1,456,631	(3,922,272)	48,418	693,192	544,626	3,201,901	59,299,207
Invesco Endeavor Fund(b)	3.48%	32,050,014	1,059,813	(1,853,573)	87,524	(49,335)	—	1,458,948	31,294,443
Invesco Growth and Income Fund	4.45%	41,175,613	2,225,870	(4,054,312)	552,844	102,488	299,617	1,484,323	40,002,503
Invesco Small Cap Equity Fund(b)	3.02%	27,731,781	1,302,489	(3,434,385)	1,685,145	(94,947)	—	1,578,983	27,190,083
PowerShares Russell Top 200 Pure Growth Portfolio–ETF(c)	3.17%	29,040,344	1,108,389	(2,711,714)	413,936	698,209	206,432	844,400	28,549,164
Total Domestic Equity Funds		298,167,583	11,320,915	(23,990,654)	3,400,578	1,959,439	1,305,923	13,514,979	290,857,861

Fixed-Income Funds–30.30%
Invesco Core Plus Bond Fund	11.12%	103,000,290	6,142,300	(7,699,467)	(880,352)	(483,973)	2,003,067	9,353,159	100,078,798
Invesco Emerging Market Local Currency Debt Fund	3.03%	26,531,464	4,150,333	(1,645,705)	(1,689,308)	(122,192)	703,252	3,714,132	27,224,592
Invesco Floating Rate Fund	3.09%	28,024,623	995,028	(1,180,185)	(5,145)	(28,764)	689,643	3,606,428	27,805,557
Invesco High Yield Fund	4.06%	37,062,382	1,180,973	(1,666,523)	(8,012)	(71,952)	1,096,396	8,527,305	36,496,868
PowerShares 1-30 Laddered Treasury Portfolio–ETF	9.00%	84,930,308	8,374,979	(9,664,205)	(3,240,032)	580,746	895,891	2,548,200	80,981,796
Total Fixed-Income Funds		279,549,067	20,843,613	(21,856,085)	(5,822,849)	(126,135)	5,388,249	27,749,224	272,587,611

Foreign Equity Funds–18.00%
Invesco Developing Markets Fund	5.35%	46,871,057	4,948,305	(2,807,886)	(715,656)	(168,260)	—	1,618,821	48,127,560
Invesco International Growth Fund	6.08%	55,716,338	1,310,341	(4,379,299)	1,819,641	249,721	—	1,618,839	54,716,742
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	6.57%	59,447,500	4,875,169	(7,499,019)	2,427,315	(175,235)	978,306	1,449,000	59,075,730
Total Foreign Equity Funds		162,034,895	11,133,815	(14,686,204)	3,531,300	(93,774)	978,306	4,686,660	161,920,032

Real Estate Funds–3.16%
Invesco Global Real Estate Fund	3.16%	29,749,746	1,806,551	(2,403,159)	(928,874)	192,260	259,611	2,248,143	28,416,524

Money Market Funds–0.08%
Liquid Assets Portfolio–Institutional Class	0.04%	2,023,995	14,556,371	(16,182,938)	—	—	571	397,428	397,428
Premier Portfolio–Institutional Class	0.04%	2,023,995	14,556,371	(16,182,938)	—	—	277	397,428	397,428
Total Money Market Funds		4,047,990	29,112,742	(32,365,876)	—	—	848	794,856	794,856
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $786,036,892)	100.09%	$923,049,518	$82,804,261	$(104,392,606)	$(2,428,417)	$1,543,093	$7,932,937		$900,575,849
OTHER ASSETS LESS LIABILITIES	(0.09)%								(766,915)
NET ASSETS	100.00%								$899,808,934

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective May 26, 2015, PowerShares Fundamental Pure Large Growth Portfolio was renamed PowerShares Russell Top 200 Pure Growth Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2015

(Unaudited)

Invesco Conservative Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/15
Intermediate Term Taxable Investment Grade	24.40%	24.54%
Taxable Non Investment Grade	14.28	14.38
Balanced Risk	9.98	10.06
Large Cap Value	8.54	8.58
International/Global Blend	4.00	3.92
Large Cap Growth	3.86	3.87
International/Global Growth	3.68	3.62
Emerging Markets Fixed Income	3.25	3.25
Emerging Markets	3.19	3.20
Absolute Return	3.15	3.06
Large Cap Blend	2.97	2.96
Mid Cap Blend	2.08	2.08
Global Real Estate	1.92	1.89
Small Cap Blend	1.76	1.80
Cash Equivalents Plus Other Assets Less Liabilities	12.44	12.79

*	Percentage may not equal to 100% due to rounding.

Invesco Growth Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/15
Large Cap Value	18.98%	19.20%
Balanced Risk	13.97	14.22
International/Global Blend	8.91	8.77
Large Cap Growth	8.59	8.72
International/Global Growth	8.19	8.14
Emerging Markets	7.11	7.16
Large Cap Blend	6.60	6.61
Absolute Return	5.31	5.20
Mid Cap Blend	4.63	4.64
Global Real Estate	4.27	4.22
Small Cap Blend	3.92	4.03
Intermediate Term Taxable Investment Grade	3.00	3.03
Cash Equivalents Plus Other Assets Less Liabilities	6.00	6.06

*	Percentage may not equal to 100% due to rounding.

Invesco Moderate Allocation Fund

Asset Class	Target Allocation Range*	% of Total Net Assets As of 6/30/15
Large Cap Value	14.23%	14.39%
Balanced risk	11.98	12.17
Intermediate Term Taxable Investment grade	11.00	11.12
Taxable Non Investment Grade	7.03	7.15
International/Global Blend	6.67	6.57
Large Cap Growth	6.42	6.49
International/Global Growth	6.14	6.08
Emerging Markets	5.33	5.35
Large Cap Blend	4.95	4.94
Absolute Return	4.15	4.06
Mid Cap Blend	3.46	3.48
Global Real Estate	3.20	3.16
Small Cap Blend	2.94	3.02
Emerging Markets Fixed Income	3.00	3.03
Cash Equivalents Plus Other Assets Less Liabilities	9.00	8.99

*	Percentage may not equal to 100% due to rounding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$366,714,444	$1,137,609,932	$900,575,849
Receivable for:
Fund shares sold	776,952	1,526,047	476,747
Dividends from affiliated underlying funds	73	172	111
Investment for trustee deferred compensation and retirement plans	86,477	195,713	137,009
Other assets	55,547	57,033	56,811
Total assets	367,633,493	1,139,388,897	901,246,527

Liabilities:
Payable for:
Fund shares reacquired	651,980	1,811,818	662,502
Accrued fees to affiliates	235,536	821,820	539,582
Accrued trustees’ and officer’s fees and benefits	6,563	8,018	6,720
Accrued operating expenses	31,403	101,109	73,008
Trustee deferred compensation and retirement plans	95,612	219,797	155,781
Total liabilities	1,021,094	2,962,562	1,437,593
Net assets applicable to shares outstanding	$366,612,399	$1,136,426,335	$899,808,934

Net assets consist of:
Shares of beneficial interest	$346,072,215	$1,104,101,681	$818,346,215
Undistributed net investment income	2,195,347	2,202,350	3,015,228
Undistributed net realized gain (loss)	(12,341,998)	(153,250,186)	(36,091,466)
Net unrealized appreciation	30,686,835	183,372,490	114,538,957
	$366,612,399	$1,136,426,335	$899,808,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2015

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$257,126,313	$842,157,486	$651,263,151
Class B	$13,830,584	$72,244,723	$38,845,223
Class C	$78,307,717	$164,353,514	$153,129,105
Class R	$10,570,970	$25,606,920	$19,964,484
Class S	$2,512,947	$25,944,019	$29,592,620
Class Y	$4,236,512	$6,103,747	$6,843,781
Class R5	$27,356	$15,926	$170,570

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,828,102	59,970,816	51,861,002
Class B	1,242,912	5,219,833	3,115,348
Class C	7,023,787	11,866,205	12,288,404
Class R	941,931	1,830,675	1,593,276
Class S	222,835	1,848,385	2,357,418
Class Y	376,524	434,986	544,246
Class R5	2,417	1,128	13,540
Class A:
Net asset value per share	$11.26	$14.04	$12.56
Maximum offering price per share (Net asset value ÷ 94.50%)	$11.92	$14.86	$13.29
Class B:
Net asset value and offering price per share	$11.13	$13.84	$12.47
Class C:
Net asset value and offering price per share	$11.15	$13.85	$12.46
Class R:
Net asset value and offering price per share	$11.22	$13.99	$12.53
Class S:
Net asset value and offering price per share	$11.28	$14.04	$12.55
Class Y:
Net asset value and offering price per share	$11.25	$14.03	$12.57
Class R5:
Net asset value and offering price per share	$11.32	$14.12	$12.60
Cost of Investments in affiliated issuers	$336,027,609	$954,237,442	$786,036,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$4,613,179	$5,752,112	$7,932,937

Expenses:
Administrative services fees	57,389	148,340	120,266
Custodian fees	3,833	5,675	6,346
Distribution fees:
Class A	322,445	1,063,519	822,606
Class B	78,008	415,889	222,132
Class C	392,827	839,382	774,367
Class R	27,232	63,627	52,320
Class S	1,927	20,290	23,291
Transfer agent fees — A, B, C, R, S and Y	287,235	1,277,238	733,513
Transfer agent fees — R5	14	55	86
Trustees’ and officers’ fees and benefits	14,207	18,956	16,501
Other	109,402	135,766	135,675
Total expenses	1,294,519	3,988,737	2,907,103
Less: Expense offset arrangement(s)	(768)	(3,634)	(2,248)
Net expenses	1,293,751	3,985,103	2,904,855
Net investment income	3,319,428	1,767,009	5,028,082

Realized and unrealized gain (loss) from:
Net realized gain from affiliated underlying fund shares	383,007	4,148,431	1,543,093
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(3,085,666)	1,695,820	(2,428,417)
Net gain (loss) from affiliated underlying funds	(2,702,659)	5,844,251	(885,324)
Net increase in net assets resulting from operations	$616,769	$7,611,260	$4,142,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014
Operations:
Net investment income	$3,319,428	$7,979,731	$1,767,009	$12,926,599
Net realized gain	383,007	8,436,983	4,148,431	54,927,846
Change in net unrealized appreciation (depreciation)	(3,085,666)	526,500	1,695,820	(19,614,457)
Net increase in net assets resulting from operations	616,769	16,943,214	7,611,260	48,239,988

Distributions to shareholders from net investment income:
Class A	(2,528,628)	(6,465,578)	—	(14,857,772)
Class B	(90,138)	(337,494)	—	(922,817)
Class C	(474,676)	(1,329,564)	—	(1,655,374)
Class R	(92,954)	(231,484)	—	(377,240)
Class S	(26,640)	(68,915)	—	(527,256)
Class Y	(46,171)	(104,721)	—	(121,080)
Class R5	(314)	(941)	—	(8,311)
Total distributions from net investment income	(3,259,521)	(8,538,697)	—	(18,469,850)

Share transactions–net:
Class A	2,420,882	6,913,371	(14,590,233)	2,757,125
Class B	(3,358,922)	(6,307,687)	(20,189,086)	(33,873,938)
Class C	1,711,877	6,894,590	(4,990,236)	(1,377,221)
Class R	438,207	526,924	137,946	(697,324)
Class S	5,427	(412,981)	(2,664,423)	(4,413,534)
Class Y	414,741	37,378	(30,624)	1,402,067
Class R5	376	(20,268)	(357,838)	18,582
Net increase (decrease) in net assets resulting from share transactions	1,632,588	7,631,327	(42,684,494)	(36,184,243)
Net increase (decrease) in net assets	(1,010,164)	16,035,844	(35,073,234)	(6,414,105)

Net assets:
Beginning of period	367,622,563	351,586,719	1,171,499,569	1,177,913,674
End of period*	$366,612,399	$367,622,563	$1,136,426,335	$1,171,499,569
* Includes accumulated undistributed net investment income	$2,195,347	$2,135,440	$2,202,350	$435,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Allocation Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	Invesco Moderate Allocation Fund
	June 30, 2015	December 31, 2014
Operations:
Net investment income	$5,028,082	$15,308,757
Net realized gain	1,543,093	32,134,118
Change in net unrealized appreciation (depreciation)	(2,428,417)	(9,104,620)
Net increase in net assets resulting from operations	4,142,758	38,338,255

Distributions to shareholders from net investment income:
Class A	(4,464,831)	(13,271,778)
Class B	(129,686)	(669,640)
Class C	(468,718)	(1,971,212)
Class R	(115,478)	(383,491)
Class S	(223,401)	(712,790)
Class Y	(55,323)	(149,884)
Class R5	(1,506)	(5,101)
Total distributions from net investment income	(5,458,943)	(17,163,896)

Share transactions–net:
Class A	(6,752,990)	16,563,581
Class B	(10,062,427)	(16,998,448)
Class C	(1,329,281)	3,733,323
Class R	(1,147,673)	(2,492,258)
Class S	(2,241,700)	(4,690,944)
Class Y	(11,383)	1,867,634
Class R5	11,431	(78,556)
Net increase (decrease) in net assets resulting from share transactions	(21,534,023)	(2,095,668)
Net increase (decrease) in net assets	(22,850,208)	19,078,691

Net assets:
Beginning of period	922,659,142	903,580,451
End of period*	$899,808,934	$922,659,142
* Includes accumulated undistributed net investment income	$3,015,228	$3,446,089

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The investment objectives of the Funds are: to provide total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) and exchange traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset

17                         Invesco Allocation Funds

class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

18                         Invesco Allocation Funds

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund generally declare and pay dividends from net investment income, if any, quarterly. Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

19                         Invesco Allocation Funds

Invesco has contractually agreed, through June 30, 2016, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Class R5
Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S and Class R5 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C
Invesco Conservative Allocation Fund	$59,736	$170	$3,092	$1,528
Invesco Growth Allocation Fund	166,758	6,340	9,764	6,152
Invesco Moderate Allocation Fund	127,068	7,490	5,851	6,148

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

20                         Invesco Allocation Funds

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$768
Invesco Growth Allocation Fund	3,634
Invesco Moderate Allocation Fund	2,248

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2014 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2016	$—	$—	$—	$5,862,080	$—	$5,862,080	$—	$—	$—
December 31, 2017	—	—	—	85,916,771	—	85,916,771	—	—	—
December 31, 2018	5,009,904	—	5,009,904	55,508,375	—	55,508,375	26,932,899	—	26,932,899

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

21                         Invesco Allocation Funds

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2015*		At June 30, 2015
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$22,351,206	$18,853,981	$343,742,710	$30,891,043	$(7,919,309)	$22,971,734
Invesco Growth Allocation Fund	65,198,322	104,096,433	964,348,834	199,417,761	(26,156,663)	173,261,098
Invesco Moderate Allocation Fund	53,691,519	72,026,730	796,738,550	127,423,791	(23,586,492)	103,837,299

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,764,704	$20,289,204	4,247,570	$48,371,575
Class B	17,973	203,974	77,373	863,498
Class C	1,022,455	11,622,581	2,054,759	23,153,510
Class R	201,044	2,298,792	264,221	2,994,902
Class S	11,342	130,087	6,028	68,672
Class Y	120,529	1,393,354	184,377	2,093,033
Class R5	29	342	44	500

Issued as reinvestment of dividends:
Class A	206,650	2,357,758	534,235	6,041,984
Class B	7,641	86,127	27,708	309,261
Class C	39,664	447,783	112,474	1,256,736
Class R	8,175	92,954	20,513	231,062
Class S	2,333	26,640	6,083	68,915
Class Y	3,557	40,522	8,550	96,629
Class R5	3	34	21	236

Automatic conversion of Class B shares to Class A shares:
Class A	168,415	1,940,393	329,182	3,761,432
Class B	(170,589)	(1,940,393)	(333,497)	(3,761,432)

Reacquired:
Class A	(1,928,839)	(22,166,473)	(4,505,474)	(51,261,620)
Class B	(150,684)	(1,708,630)	(331,615)	(3,719,014)
Class C	(909,953)	(10,358,487)	(1,557,347)	(17,515,656)
Class R	(170,605)	(1,953,539)	(237,802)	(2,699,040)
Class S	(13,122)	(151,300)	(47,988)	(550,568)
Class Y	(89,203)	(1,019,135)	(190,229)	(2,152,284)
Class R5	—	—	(1,861)	(21,004)
Net increase in share activity	141,519	$1,632,588	667,325	$7,631,327

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	3,112,098	$44,175,122	7,201,794	$100,466,226
Class B	51,696	728,142	139,988	1,921,768
Class C	980,216	13,739,680	2,085,610	28,673,601
Class R	212,948	2,999,870	372,294	5,185,411
Class S	43,915	621,284	109,486	1,530,827
Class Y	59,298	844,702	213,175	2,985,897
Class R5	592	8,430	6,200	86,669

Issued as reinvestment of dividends:
Class A	—	—	1,053,875	14,469,695
Class B	—	—	66,695	905,713
Class C	—	—	118,463	1,609,921
Class R	—	—	27,556	377,235
Class S	—	—	38,458	527,256
Class Y	—	—	7,472	102,365
Class R5	—	—	584	8,050

Automatic conversion of Class B shares to Class A shares:
Class A	962,843	13,760,997	1,445,766	20,316,785
Class B	(975,203)	(13,760,997)	(1,466,789)	(20,316,785)

Reacquired:
Class A	(5,110,575)	(72,526,352)	(9,475,239)	(132,495,581)
Class B	(510,162)	(7,156,231)	(1,189,352)	(16,384,634)
Class C	(1,335,405)	(18,729,916)	(2,296,253)	(31,660,743)
Class R	(201,877)	(2,861,924)	(451,317)	(6,259,970)
Class S	(232,479)	(3,285,707)	(462,393)	(6,471,617)
Class Y	(61,875)	(875,326)	(120,514)	(1,686,195)
Class R5	(26,136)	(366,268)	(5,468)	(76,137)
Net increase (decrease) in share activity	(3,030,106)	$(42,684,494)	(2,579,909)	$(36,184,243)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,964,450	$37,853,397	7,840,472	$98,791,203
Class B	25,558	324,336	176,770	2,206,122
Class C	1,283,957	16,260,766	2,790,751	34,758,578
Class R	117,093	1,489,784	428,292	5,369,677
Class S	42,513	542,107	107,153	1,350,025
Class Y	62,976	808,051	419,065	5,316,276
Class R5	3,387	43,509	14,674	189,351

Issued as reinvestment of dividends:
Class A	335,566	4,265,036	1,002,545	12,556,506
Class B	9,991	126,096	50,540	627,355
Class C	35,465	447,391	150,209	1,861,934
Class R	9,010	114,281	29,824	372,553
Class S	17,565	223,162	56,832	712,064
Class Y	3,256	41,454	9,036	113,568
Class R5	109	1,387	379	4,776

Automatic conversion of Class B shares to Class A shares:
Class A	469,441	6,024,729	855,100	10,793,157
Class B	(473,072)	(6,024,729)	(861,777)	(10,793,157)

Reacquired:
Class A	(4,301,419)	(54,896,152)	(8,382,865)	(105,577,285)
Class B	(353,617)	(4,488,130)	(723,949)	(9,038,768)
Class C	(1,425,437)	(18,037,438)	(2,626,947)	(32,887,189)
Class R	(215,026)	(2,751,738)	(658,693)	(8,234,488)
Class S	(235,557)	(3,006,969)	(532,330)	(6,753,033)
Class Y	(67,294)	(860,888)	(281,733)	(3,562,210)
Class R5	(2,581)	(33,465)	(21,188)	(272,683)
Net increase (decrease) in share activity	(1,693,666)	$(21,534,023)	(157,840)	$(2,095,668)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$11.34	$0.11	$(0.08)	$0.03	$(0.11)	$11.26	0.27%	$257,126	0.50	%(e)	0.50	%(e)	2.00	%(e)	5%
Year ended 12/31/14	11.08	0.27	0.28	0.55	(0.29)	11.34	5.01	256,587	0.50		0.50		2.40		7
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50		0.50		2.06		20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46		0.49		2.55		9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39		0.53		3.26		27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	9.94	9.33	46,954	0.39		0.73		3.04		70
Class B
Six months ended 06/30/15	11.21	0.07	(0.08)	(0.01)	(0.07)	11.13	(0.12)	13,831	1.25	(e)	1.25	(e)	1.25	(e)	5
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	11.21	4.34	17,243	1.25		1.25		1.65		7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25		1.25		1.31		20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21		1.24		1.80		9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14		1.28		2.51		27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	9.88	8.45	9,032	1.14		1.48		2.29		70
Class C
Six months ended 06/30/15	11.23	0.07	(0.08)	(0.01)	(0.07)	11.15	(0.11)	78,308	1.25	(e)	1.25	(e)	1.25	(e)	5
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	11.23	4.34	77,159	1.25		1.25		1.65		7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25		1.25		1.31		20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21		1.24		1.80		9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14		1.28		2.51		27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	9.90	8.43	14,494	1.14		1.48		2.29		70
Class R
Six months ended 06/30/15	11.30	0.10	(0.08)	0.02	(0.10)	11.22	0.14	10,571	0.75	(e)	0.75	(e)	1.75	(e)	5
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	11.30	4.75	10,211	0.75		0.75		2.15		7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75		0.75		1.81		20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71		0.74		2.30		9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64		0.78		3.01		27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	9.92	8.96	3,241	0.64		0.98		2.79		70
Class S
Six months ended 06/30/15	11.36	0.12	(0.08)	0.04	(0.12)	11.28	0.32	2,513	0.40	(e)	0.40	(e)	2.10	(e)	5
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	11.36	5.20	2,525	0.40		0.40		2.50		7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40		0.40		2.16		20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36		0.39		2.65		9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29	(g)	0.43	(g)	3.35	(g)	27
Class Y
Six months ended 06/30/15	11.33	0.13	(0.08)	0.05	(0.13)	11.25	0.40	4,237	0.25	(e)	0.25	(e)	2.25	(e)	5
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	11.33	5.28	3,871	0.25		0.25		2.65		7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25		0.25		2.31		20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21		0.24		2.80		9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14		0.28		3.51		27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	9.92	9.49	41	0.14		0.48		3.29		70
Class R5
Six months ended 06/30/15	11.40	0.13	(0.08)	0.05	(0.13)	11.32	0.43	27	0.20	(e)	0.20	(e)	2.30	(e)	5
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	11.40	5.41	27	0.21		0.21		2.69		7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20		0.20		2.36		20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17		0.21		2.83		9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14		0.21		3.51		27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	9.96	9.57	32	0.14		0.36		3.29		70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.63%, 0.60%, 0.64%, 0.64% and 0.64% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $260,094, $15,731, $79,216, $10,983, $2,590, $4,088 and $28 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares.
(g)	Annualized.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$13.95	$0.03	$0.06	$0.09	$—	$14.04	0.65%	$842,157	0.52	%(e)	0.52	%(e)	0.47	%(e)	6%
Year ended 12/31/14	13.61	0.18	0.41	0.59	(0.25)	13.95	4.35	850,812	0.54		0.54		1.27		18
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51		0.51		1.03		39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46		0.55		1.55		10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Class B
Six months ended 06/30/15	13.80	(0.02)	0.06	0.04	—	13.84	0.29	72,245	1.27	(e)	1.27	(e)	(0.28	)(e)	6
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Class C
Six months ended 06/30/15	13.81	(0.02)	0.06	0.04	—	13.85	0.29	164,354	1.27	(e)	1.27	(e)	(0.28	)(e)	6
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Class R
Six months ended 06/30/15	13.91	0.02	0.06	0.08	—	13.99	0.58	25,607	0.77	(e)	0.77	(e)	0.22	(e)	6
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79		0.79		1.02		18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76		0.76		0.78		39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71		0.80		1.30		10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Class S
Six months ended 06/30/15	13.93	0.04	0.07	0.11	—	14.04	0.79	25,944	0.42	(e)	0.42	(e)	0.57	(e)	6
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44		0.44		1.37		18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41		0.41		1.13		39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36		0.45		1.65		10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30		0.47		1.68		28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Class Y
Six months ended 06/30/15	13.92	0.05	0.06	0.11	—	14.03	0.79	6,104	0.27	(e)	0.27	(e)	0.72	(e)	6
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29		0.29		1.52		18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26		0.26		1.28		39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21		0.30		1.80		10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Class R5
Six months ended 06/30/15	14.00	0.06	0.06	0.12	—	14.12	0.86	16	0.15	(e)	0.15	(e)	0.84	(e)	6
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17		0.17		1.64		18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16		0.16		1.38		39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15		0.16		1.86		10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.69%, 0.69%, 0.74%, 0.78%, 0.78% and 0.77% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $131,262,377 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $857,866, $83,867, $169,268, $25,662, $27,278, $6,116 and $110 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.

26                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$12.58	$0.08	$(0.01)	$0.07	$(0.09)	$12.56	0.52%	$651,263	0.47	%(e)	0.47	%(e)	1.26	%(e)	6%
Year ended 12/31/14	12.30	0.23	0.31	0.54	(0.26)	12.58	4.39	659,139	0.47		0.47		1.83		15
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46		0.46		1.61		23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43		0.48		2.10		11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37		0.51		2.30		26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	10.50	12.03	334,067	0.37		0.52		2.87		69
Class B
Six months ended 06/30/15	12.49	0.03	(0.01)	0.02	(0.04)	12.47	0.14	38,845	1.22	(e)	1.22	(e)	0.51	(e)	6
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22		1.22		1.08		15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21		1.21		0.86		23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.25	79,150	1.12		1.27		2.12		69
Class C
Six months ended 06/30/15	12.48	0.03	(0.01)	0.02	(0.04)	12.46	0.14	153,129	1.22	(e)	1.22	(e)	0.51	(e)	6
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22		1.22		1.08		15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21		1.21		0.86		23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.26	104,060	1.12		1.27		2.12		69
Class R
Six months ended 06/30/15	12.55	0.06	(0.01)	0.05	(0.07)	12.53	0.39	19,964	0.72	(e)	0.72	(e)	1.01	(e)	6
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72		0.72		1.58		15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71		0.71		1.36		23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68		0.73		1.85		11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62		0.76		2.05		26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	10.49	11.77	21,639	0.62		0.77		2.62		69
Class S
Six months ended 06/30/15	12.58	0.09	(0.03)	0.06	(0.09)	12.55	0.49	29,593	0.37	(e)	0.37	(e)	1.36	(e)	6
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37		0.37		1.93		15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36		0.36		1.71		23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33		0.38		2.20		11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27		0.41		2.40		26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	10.49	12.15	34,746	0.27		0.42		2.97		69
Class Y
Six months ended 06/30/15	12.60	0.09	(0.02)	0.07	(0.10)	12.57	0.57	6,844	0.22	(e)	0.22	(e)	1.51	(e)	6
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22		0.22		2.08		15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21		0.21		1.86		23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18		0.23		2.35		11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12		0.26		2.55		26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	10.50	12.42	1,085	0.12		0.27		3.12		69
Class R5
Six months ended 06/30/15	12.62	0.10	(0.01)	0.09	(0.11)	12.60	0.70	171	0.16	(e)	0.16	(e)	1.57	(e)	6
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16		0.16		2.14		15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17		0.17		1.90		23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13		0.13		2.40		11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10		0.10		2.57		26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	10.53	12.28	1,061	0.11		0.11		3.13		69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.67%, 0.69%, 0.72%, 0.72% and 0.71% for the six months ended June 30, 2015 and for the years ended December 31,2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $663,538, $44,795, $156,157, $21,101, $31,312, $6,947 and $173 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.

27                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.70	$2.48	$1,022.32	$2.51	0.50%
B	1,000.00	998.80	6.19	1,018.60	6.26	1.25
C	1,000.00	998.90	6.20	1,018.60	6.26	1.25
R	1,000.00	1,001.40	3.72	1,021.08	3.76	0.75
S	1,000.00	1,003.20	1.99	1,022.81	2.01	0.40
Y	1,000.00	1,004.00	1.24	1,023.55	1.25	0.25
R5	1,000.00	1,004.30	0.99	1,023.80	1.00	0.20

28                         Invesco Allocation Funds

Invesco Growth Allocation Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,006.50	$2.59	$1,022.22	$2.61	0.52%
B	1,000.00	1,002.90	6.31	1,018.50	6.36	1.27
C	1,000.00	1,002.90	6.31	1,018.50	6.36	1.27
R	1,000.00	1,005.80	3.83	1,020.98	3.86	0.77
S	1,000.00	1,007.90	2.09	1,022.71	2.11	0.42
Y	1,000.00	1,007.90	1.34	1,023.46	1.35	0.27
R5	1,000.00	1,008.60	0.75	1,024.05	0.75	0.15

Invesco Moderate Allocation Fund

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,005.20	$2.34	$1,022.46	$2.36	0.47%
B	1,000.00	1,001.40	6.05	1,018.74	6.11	1.22
C	1,000.00	1,001.40	6.05	1,018.74	6.11	1.22
R	1,000.00	1,003.90	3.58	1,021.22	3.61	0.72
S	1,000.00	1,004.90	1.84	1,022.96	1.86	0.37
Y	1,000.00	1,005.70	1.09	1,023.70	1.10	0.22
R5	1,000.00	1,007.00	0.80	1,024.00	0.80	0.16

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2015, through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a Fund). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited , Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior

Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco	Conservative Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and in the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Growth Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

30                         Invesco Allocation Funds

below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Moderate Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and five year periods and in the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

Invesco	Conservative Allocation Fund

The Board also compared the effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) of Invesco Conservative Allocation Fund to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. Invesco Advisers charges one of the other funds an advisory fee and the other does not have an advisory fee. Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

Invesco	Growth Allocation Fund

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

Invesco	Moderate Allocation Fund

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

InvescoConservative Allocation Fund and Invesco Moderate Allocation Fund

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco	Growth Allocation Fund

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates made a minimal profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that each Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from each Fund’s investment in the affiliated money market funds is fair and reasonable.

31                         Invesco Allocation Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 AAS-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Alternative Strategies Fund
Nasdaq:
A: LQLAX ■ C: LQLCX ■ R: LQLRX ■ Y: LQLYX ■ R5: LQLFX ■ R6: LQLSX

2         Fund Performance

3         Letters to Shareholders

4         Schedule of Investments

5         Financial Statements

7         Notes to Financial Statements

12       Financial Highlights

13       Fund Expenses

14       Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.12%
Class C Shares	-3.52
Class R Shares	-3.22
Class Y Shares	-3.01
Class R5 Shares	-3.01
Class R6 Shares	-3.01
Citigroup 90-Day Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.01
Lipper Alternative Multi-Strategy Funds Classification Average¡ (Peer Group)	0.29
Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.
The Citigroup 90-Day Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

The Lipper Alternative Multi-Strategy Funds Classification Average represents an average of all funds in the Lipper Alternative Multi-Strategy Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-7.16%
Class C Shares
Inception (10/14/14)	-3.29%
Class R Shares
Inception (10/14/14)	-1.92%
Class Y Shares
Inception (10/14/14)	-1.52%
Class R5 Shares
Inception (10/14/14)	-1.62%
Class R6 Shares
Inception (10/14/14)	-1.62%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.75%, 2.50%, 2.00%, 1.50%, 1.50% and 1.50%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 4.46%, 5.21%, 4.71%,

4.21%, 4.10% and 4.05%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.23% for Invesco Alternatives Strategies Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least October 31, 2016. See current prospectus for more information.

2 Invesco Alternative Strategies Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco Alternative Strategies Fund

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.34%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Alternative Funds–4.27%
Powershares DB Base Metals Fund–ETF(b)	2.43%	$12,648	$5,467	$(3,682)	$(769)	$(368)	$—	924	$13,296
Powershares DB Silver Fund–ETF(b)	1.84%	9,375	3,481	(2,743)	130	(222)	—	400	10,021
Total Alternative Funds		22,023	8,948	(6,425)	(639)	(590)	—	1,324	23,317

Asset Allocation Funds–32.22%
Invesco Balanced-Risk Allocation Fund	15.34%	72,352	40,579	(28,616)	1,486	(2,000)	—	7,162	83,801
Invesco Balanced-Risk Commodity Strategy Fund(b)	2.41%	12,175	4,794	(3,583)	95	(322)	—	1,798	13,159
Invesco Global Markets Strategy Fund	14.47%	76,889	40,799	(33,598)	(4,669)	(391)	—	8,258	79,030
Total Asset Allocation Funds		161,416	86,172	(65,797)	(3,088)	(2,713)	—	17,218	175,990

Domestic Equity Funds–21.62%
Invesco All Cap Market Neutral Fund(b)	17.76%	94,560	45,204	(37,622)	(4,102)	(1,042)	—	9,604	96,998
Invesco Long/Short Equity Fund	3.86%	20,465	8,915	(7,277)	(976)	(35)	—	1,975	21,092
Total Domestic Equity Funds		115,025	54,119	(44,899)	(5,078)	(1,077)	—	11,579	118,090

Fixed-Income Funds–1.90%
Invesco Floating Rate Fund	1.90%	9,393	3,396	(2,341)	4	(43)	220	1,350	10,409

Foreign Equity Funds–34.41%
Invesco Global Infrastructure Fund	3.57%	18,503	7,806	(5,876)	(689)	(235)	158	1,945	19,509
Invesco Global Market Neutral Fund	17.69%	89,189	43,035	(33,492)	(1,487)	(649)	—	9,737	96,596
Invesco Macro Long/Short Fund	13.15%	74,542	26,044	(28,624)	820	(935)	—	7,228	71,847
Total Foreign Equity Funds		182,234	76,885	(67,992)	(1,356)	(1,819)	158	18,910	187,952

Real Estate Funds–3.66%
Invesco Global Real Estate Fund	3.66%	19,969	6,468	(5,756)	(624)	(63)	163	1,582	19,994

Money Market Funds–2.26%
Liquid Assets Portfolio–Institutional Class	1.13%	18,709	113,979	(126,522)	—	—	2	6,166	6,166
Premier Portfolio–Institutional Class	1.13%	18,709	113,979	(126,522)	—	—	1	6,166	6,166
Total Money Market Funds		37,418	227,958	(253,044)	—	—	3	12,332	12,332
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $566,162)	100.34%	$547,478	$463,946	$(446,254)	$(10,781)	$(6,305)	$544		$548,084
OTHER ASSETS LESS LIABILITIES	(0.34)%								(1,863)
NET ASSETS	100.00%								$546,221

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

Portfolio Composition*

By security type, based on total investments

Equity Funds	59.5%
Alternative Funds	32.1
Exchange-Traded Funds	4.3
Fixed Income Funds	1.9
Money Market Funds	2.2

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Alternative Strategies Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $566,162)	$548,084
Receivable for:
Fund expenses absorbed	25,180
Investment for trustee deferred compensation and retirement plans	705
Other assets	36,838
Total assets	610,807

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	1,274
Accrued fees to affiliates	494
Accrued trustees’ and officers’ fees and benefits	4,240
Accrued other operating expenses	57,873
Trustee deferred compensation and retirement plans	705
Total liabilities	64,586
Net assets applicable to shares outstanding	$546,221

Net assets consist of:
Shares of beneficial interest	$569,973
Undistributed net investment income (loss)	(1,177)
Undistributed net realized gain (loss)	(4,497)
Net unrealized appreciation (depreciation)	(18,078)
$546,221

Net Assets:
Class A	$340,891
Class C	$25,638
Class R	$17,617
Class Y	$142,749
Class R5	$9,663
Class R6	$9,663

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	35,355
Class C	2,670
Class R	1,829
Class Y	14,771
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.64
Maximum offering price per share
(Net asset value of $9.64 ÷ 94.50%)	$10.20
Class C:
Net asset value and offering price per share	$9.60
Class R:
Net asset value and offering price per share	$9.63
Class Y:
Net asset value and offering price per share	$9.66
Class R5:
Net asset value and offering price per share	$9.65
Class R6:
Net asset value and offering price per share	$9.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Alternative Strategies Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$544

Expenses:
Advisory fees	347
Administrative services fees	24,795
Custodian fees	3,761
Distribution fees:
Class A	316
Class C	109
Class R	45
Transfer agent fees — A, C, R and Y	650
Transfer agent fees — R5	26
Transfer agent fees — R6	26
Trustees’ and officers’ fees and benefits	10,508
Registration and filing fees	54,210
Reports to shareholders	16,875
Professional services fees	38,539
Other	7,440
Total expenses	157,647
Less: Fees waived and expenses reimbursed	(156,551)
Net expenses	1,096
Net investment income (loss)	(552)

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying funds	(6,305)
Change in net unrealized appreciation (depreciation) of affiliated underlying funds	(10,781)
Net gain (loss) from affiliated underlying funds	(17,086)
Net increase (decrease) in net assets resulting from operations	$(17,638)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Alternative Strategies Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014

(Unaudited)

	June 30, 2015	October 14, 2014 (commencement date) through December 31, 2014
Operations:
Net investment income (loss)	$(552)	$5,617
Net realized gain (loss)	(6,305)	4,260
Change in net unrealized appreciation (depreciation)	(10,781)	(7,297)
Net increase (decrease) in net assets resulting from operations	(17,638)	2,580

Distributions to shareholders from net investment income:
Class A	—	(2,664)
Class C	—	(356)
Class R	—	(183)
Class Y	—	(5,449)
Class R5	—	(193)
Class R6	—	(193)
Total distributions from net investment income	—	(9,038)

Share transactions–net:
Class A	199,763	153,374
Class C	5,804	20,746
Class R	199	18,066
Class Y	(161,929)	314,262
Class R5	—	10,016
Class R6	—	10,016
Net increase in net assets resulting from share transactions	43,837	526,480
Net increase in net assets	26,199	520,022

Net assets:
Beginning of period	520,022	—
End of period (includes undistributed net investment income (loss) of $(1,177) and $(625), respectively)	$546,221	$520,022

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Alternative Strategies Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is long-term capital appreciation. The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are

7                         Invesco Alternative Strategies Fund

not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8                         Invesco Alternative Strategies Fund

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least October 31, 2016, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.52%, 1.27%, 0.77%, 0.27%, 0.27% and 0.27% of average daily net assets, respectively. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on October 31, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $155,850 and reimbursed class level expenses of $371, $32, $26, $222, $25 and $25 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

9                         Invesco Alternative Strategies Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $557 in front-end sales commissions from the sale of Class A shares.

The underlying Invesco funds pay no distribution fees for Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

10                         Invesco Alternative Strategies Fund

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $235,988 and $193,210, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$225
Aggregate unrealized (depreciation) of investment securities	(18,951)
Net unrealized appreciation (depreciation) of investment securities	$(18,726)

Cost of investments for tax purposes is $566,810.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		October 14, 2014 (commencement date) through December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	21,084	$209,883	15,237	$152,686
Class C	595	5,834	2,059	20,563
Class R	20	199	1,809	18,066
Class Y	106	1,050	30,683	310,841
Class R5	—	—	1,001	10,016
Class R6	—	—	1,001	10,016

Issued as reinvestment of dividends:
Class A	—	—	69	688
Class C	—	—	19	183
Class Y	—	—	345	3,421

Reacquired:
Class A	(1,035)	(10,120)	—	—
Class C	(3)	(30)	—	—
Class Y	(16,363)	(162,979)	—	—
Net increase in share activity	4,404	$43,837	52,223	$526,480

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Also, 44% of the outstanding shares of the Fund are owned by the Adviser.

11                         Invesco Alternative Strategies Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$9.95	$(0.01)	$(0.30)	$(0.31)	$—	$9.64	(3.12)%	$341	0.52	%(f)	68.09	%(f)	(0.29	)%(f)	41%
Year ended 12/31/14(e)	10.00	0.15	(0.01)	0.14	(0.19)	9.95	1.39	152	0.52		97.85		6.96		3
Class C
Six months ended 06/30/15	9.95	(0.05)	(0.30)	(0.35)	—	9.60	(3.52)	26	1.27	(f)	68.84	(f)	(1.04	)(f)	41
Year ended 12/31/14(e)	10.00	0.14	(0.02)	0.12	(0.17)	9.95	1.23	21	1.27		98.60		6.21		3
Class R
Six months ended 06/30/15	9.95	(0.03)	(0.29)	(0.32)	—	9.63	(3.22)	18	0.77	(f)	68.34	(f)	(0.54	)(f)	41
Year ended 12/31/14(e)	10.00	0.15	(0.02)	0.13	(0.18)	9.95	1.34	18	0.77		98.10		6.71		3
Class Y
Six months ended 06/30/15	9.96	(0.00)	(0.30)	(0.30)	—	9.66	(3.01)	143	0.27	(f)	67.84	(f)	(0.04	)(f)	41
Year ended 12/31/14(e)	10.00	0.16	(0.01)	0.15	(0.19)	9.96	1.54	309	0.27		97.60		7.21		3
Class R5
Six months ended 06/30/15	9.95	(0.00)	(0.30)	(0.30)	—	9.65	(3.01)	10	0.27	(f)	68.07	(f)	(0.04	)(f)	41
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27		96.70		7.21		3
Class R6
Six months ended 06/30/15	9.95	(0.00)	(0.30)	(0.30)	—	9.65	(3.01)	10	0.27	(f)	68.07	(f)	(0.04	)(f)	41
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27		96.70		7.21		3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.23% and 1.73% for the six months ended June 30, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of October 14, 2014.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $255, $22, $18, $152, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

12                         Invesco Alternative Strategies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$968.80	$2.54	$1,022.22	$2.61	0.52%
C	1,000.00	964.80	6.19	1,018.50	6.36	1.27
R	1,000.00	967.80	3.76	1,020.98	3.86	0.77
Y	1,000.00	969.90	1.32	1,023.46	1.35	0.27
R5	1,000.00	969.90	1.32	1,023.46	1.35	0.27
R6	1,000.00	969.90	1.32	1,023.46	1.35	0.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco Alternative Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Alternative Strategies Fund’s (the Fund) investment advisory agreements. During meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board did not consider Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as the Fund had less than one year of performance history.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board considered the advisory fee schedule of the Fund and the contractual fee waivers and/or expense limitations that will be in place for the Fund through October 31, 2016. The Board had no comparative Lipper fee data because the Fund was launched in October 2014.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but

14                         Invesco Alternative Strategies Fund

does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that the Fund had not been in operation long enough to become profitable and that Invesco Advisers was continuing to take entrepreneurial risk in operating the Fund. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for providing transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

15                         Invesco Alternative Strategies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         ALST-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders		June 30, 2015
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ B: CNSBX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

9	Financial Statements

11	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURE | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.80%
Class B Shares	2.36
Class C Shares	2.57
Class Y Shares	2.88
Class R5 Shares	2.95
Class R6 Shares	2.95
Bank of America Merrill Lynch All U.S. Convertibles Index▼ (Broad Market/Style-Specific Index)	3.59
Lipper Convertible Securities Funds Index■ (Peer Group Index)	2.69
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Bank of America Merrill Lynch All U.S. Convertibles Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper Inc.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.85%, 1.61%, 1.49%, 0.61%, 0.54% and 0.50%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.86%, 1.62%, 1.50%, 0.62%, 0.55% and 0.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	6.61%
10 Years	7.20
5 Years	9.61
1 Year	-5.45
Class B Shares
Inception (10/31/85)	7.84%
10 Years	7.16
5 Years	9.73
1 Year	-5.48
Class C Shares
Inception (7/28/97)	6.17%
10 Years	7.06
5 Years	10.12
1 Year	-1.39
Class Y Shares
Inception (7/28/97)	7.20%
10 Years	8.07
5 Years	11.12
1 Year	0.27
Class R5 Shares
10 Years	7.95%
5 Years	11.16
1 Year	0.34
Class R6 Shares
10 Years	7.91%
5 Years	11.06
1 Year	0.39

the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                               Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–79.06%
Air Freight & Logistics–1.30%
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/20	$11,000,000	$11,866,250
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	17,465,000	17,923,456
		29,789,706

Apparel, Accessories & Luxury Goods–0.45%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	10,000,000	10,293,750

Application Software–3.97%
Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	7,000,000	7,813,750
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	18,865,000	20,020,481
Mentor Graphics Corp., Unsec. Sub. Conv. Deb, 4.00%, 04/01/18(b)	4,950,000	6,719,625
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	28,330,000	34,509,481
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/19	8,140,000	9,126,975
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/18	11,500,000	13,016,563
		91,206,875

Automobile Manufacturers–0.92%
Tesla Motors, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	10,129,000	10,065,694
1.25%, 03/01/21	11,260,000	11,069,987
		21,135,681

Biotechnology–6.33%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	12,517,000	19,354,411
1.50%, 10/15/20	14,497,000	23,158,958
Cepheid, Sr. Unsec. Conv. Bonds, 1.25%, 02/01/21	20,500,000	23,792,812
Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/21	6,587,000	8,176,114
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	3,000,000	2,668,125
Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	9,882,000	50,972,641
Incyte Corp. Ltd., Sr. Unsec. Conv. Bonds, 0.38%, 11/15/18	1,775,000	3,638,750
1.25%, 11/15/20	1,775,000	3,668,703

	Principal Amount	Value
Biotechnology–(continued)
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.25%, 06/15/22(c)	$10,000,000	$9,843,750
		145,274,264

Broadcasting–0.91%
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	21,825,000	20,842,875

Catalog Retail–1.12%
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.00%, 10/05/16(b)(c)	12,835,000	12,538,191
Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(b)	8,300,000	13,254,062
		25,792,253

Communications Equipment–3.86%
Brocade Communications Systems, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.38%, 01/01/20(c)	20,500,000	21,371,250
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/18(c)	7,000,000	9,563,750
InterDigital, Inc., Sr. Unsec. Conv. Notes, 1.50%, 03/01/20(c)	3,500,000	3,602,812
JDS Uniphase Corp., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(b)	10,730,000	10,589,169
Palo Alto Networks, Inc., Sr. Unsec. Conv. Notes, 0.00%, 07/01/19(c)(d)	26,695,000	43,596,272
		88,723,253

Construction Machinery & Heavy Trucks–0.90%
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(b)	6,414,000	10,166,190
Navistar International Corp., Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19	12,236,000	10,530,608
		20,696,798

Construction Materials–0.76%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/20	5,000,000	5,278,125
Unsec. Sub. Conv. Notes, 3.72%, 03/15/20(c)	11,500,000	12,110,938
		17,389,063

Consumer Finance–0.70%
PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/20	14,060,000	16,142,638

Data Processing & Outsourced Services–1.74%
Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/20	15,897,000	15,678,416
Euronet Worldwide, Inc., Sr. Unsec. Conv. Notes, 1.50%, 10/01/20(b)(c)	21,900,000	24,240,563
		39,918,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Convertible Securities Fund

	Principal Amount	Value
Diversified Metals & Mining–0.77%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	$16,245,000	$17,696,897

Diversified REIT’s–0.40%
Spirit Realty Capital Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/15/21	9,865,000	9,223,824

Electric Utilities–1.53%
Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/17	383,101	17,377,461
NextEra Energy, Inc., Conv. Investment Units, 5.80%, 09/01/16	330,100	17,660,350
		35,037,811

Electrical Components & Equipment–0.20%
SolarCity Corp., Sr. Unsec. Conv. Notes, 1.63%, 11/01/19(c)	5,000,000	4,600,000

Electronic Components–0.14%
InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/18	3,295,000	3,189,972

Gold–0.44%
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	9,926,000	10,211,373

Health Care Equipment–3.89%
HeartWare International, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/21(c)	9,080,000	8,977,850
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(e)	8,000,000	13,410,000
Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(b)(e)	6,400,000	8,456,000
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/19	11,133,000	10,799,010
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	7,500,000	9,562,500
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	6,300,000	13,926,937
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	22,800,000	24,310,500
		89,442,797

Health Care Facilities–2.00%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	17,750,000	23,219,219
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(b)	17,868,000	22,815,202
		46,034,421

Health Care Supplies–0.44%
Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/21(b)	9,773,000	10,102,839

	Principal Amount	Value
Health Care Technology–0.97%
Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/20	$15,580,000	$15,930,550
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18	5,337,000	6,331,016
		22,261,566

Home Entertainment Software–0.76%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	6,175,000	12,913,469
Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	3,200,000	4,448,000
		17,361,469

Homebuilding–0.49%
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(b)	10,862,000	11,323,635

Homefurnishing Retail–0.57%
Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(c)(d)	12,755,000	13,097,791

Housewares & Specialties–1.40%
Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.13%, 03/15/24(b)	4,000,000	4,677,500
1.88%, 09/15/18	16,300,000	27,404,375
		32,081,875

Independent Power Producers & Energy Traders–0.30%
NRG Yield, Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 06/01/20(c)	7,000,000	7,013,125

Industrial Machinery–1.05%
Stanley Black & Decker, Inc., Conv. Investment Units, 6.25%, 11/17/16	201,433	24,020,885

Infrastructure–0.77%
Macquarie Infrastructure Co. LLC, Sr. Unsec. Conv. Notes, 2.88%, 07/15/19	15,055,000	17,811,947

Internet Retail–1.21%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.00%, 07/01/18(b)(c)	7,500,000	7,345,312
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/20	18,300,000	20,381,625
		27,726,937

Internet Software & Services–5.08%
Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/19(d)	11,130,000	11,637,862
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/18	15,206,000	15,424,586
HomeAway, Inc., Sr. Unsec. Conv. Bonds, 0.13%, 04/01/19	14,200,000	13,676,375
LinkedIn Corp., Sr. Unsec. Conv. Notes, 0.50%, 11/01/19(c)	20,775,000	20,878,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Internet Software & Services–(continued)
Twitter, Inc., Sr. Unsec. Conv. Notes, 1.00%, 09/15/21(c)	$22,305,000	$19,642,340
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	7,095,000	7,059,525
WebMD Health Corp., Unsec. Conv. Bonds, 1.50%, 12/01/20	5,000,000	5,393,750
Yahoo! Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/18(d)	22,230,000	22,910,794
		116,624,211

Investment Banking & Brokerage–1.02%
Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/19	11,300,000	14,810,062
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18	10,081,000	8,575,151
		23,385,213

Life Sciences Tools & Services–2.02%
Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/21(b)	13,000,000	11,464,375
Illumina, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 06/15/19(d)	9,120,000	10,721,700
0.50%, 06/15/21	19,580,000	24,218,012
		46,404,087

Managed Health Care–0.94%
Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/18(b)	16,300,000	21,648,437

Mortgage REIT’s–1.82%
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	8,711,000	9,097,550
Colony Capital, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	16,567,000	16,753,379
iStar Financial Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(c)	9,770,000	9,910,444
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/18	5,800,000	6,071,875
		41,833,248

Movies & Entertainment–0.90%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	19,081,000	20,643,257

Multi-Utilities–1.19%
Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/17(f)	332,932	15,547,924
Series B, Jr. Unsec. Sub. Conv. Investment Units, 6.00%, 07/01/16	219,700	11,826,451
		27,374,375

Office REIT’s–0.71%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	11,958,000	16,389,934

	Principal Amount	Value
Oil & Gas Exploration & Production–1.68%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/24	$22,000,000	$16,046,250
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/20(c)	20,500,000	22,498,750
		38,545,000

Oil & Gas Storage & Transportation–0.84%
Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/45	9,000,000	6,783,750
Scorpio Tankers Inc. (Monaco), Sr. Unsec. Conv. Notes, 2.38%, 07/01/19(c)	11,649,000	12,493,553
		19,277,303

Packaged Foods & Meats–1.13%
Tyson Foods, Inc., Sr. Unsec. Conv. Amortizing Notes, 4.75%, 07/15/17	502,857	25,902,164

Pharmaceuticals–3.56%
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 03/15/22(c)	17,000,000	23,576,875
Impax Laboratories, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/15/22(c)	8,000,000	8,035,000
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	24,720,000	28,876,050
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.50%, 01/15/22(c)	16,000,000	17,580,000
Pernix Therapeutics Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 04/01/21(c)	4,000,000	3,615,000
		81,682,925

Research & Consulting Services–0.34%
Huron Consulting Group, Inc., Sr. Unsec. Conv. Notes, 1.25%, 10/01/19(c)	7,150,000	7,802,438

Semiconductor Equipment–2.25%
Lam Research Corp., Series A, Sr. Unsec. Conv. Notes, 0.50%, 05/15/16	9,200,000	12,247,500
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	3,000,000	7,149,375
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/19	4,400,000	4,952,750
SunEdison, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 10/01/18	5,350,000	11,208,250
Sr. Unsec. Conv. Notes, 2.38%, 04/15/22(c)	5,000,000	6,671,875
3.38%, 06/01/25(c)	9,000,000	9,343,125
		51,572,875

Semiconductors–5.54%
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 3.25%, 08/01/39	11,440,000	17,424,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Semiconductors–(continued)
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	$22,482,000	$22,791,128
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(b)	28,500,000	25,881,563
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	11,352,000	13,061,895
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Notes, 1.00%, 12/01/19(c)	25,700,000	30,085,062
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/20(c)	8,400,000	8,352,750
Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(b)	3,720,000	4,617,450
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/21	5,300,000	5,107,875
		127,322,330

Specialty Chemicals–0.48%
RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	9,526,000	11,133,513

Steel–0.34%
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	7,000,000	7,748,125

Systems Software–4.39%
FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(b)(c)	10,600,000	11,368,500
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(b)(c)	9,400,000	10,069,750
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	14,510,000	15,181,088
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 12/15/18	10,405,000	17,642,978
Sr. Unsec. Conv. Notes, 0.75%, 06/15/20(c)	4,000,000	4,317,500
Red Hat, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/19(c)	16,075,000	19,752,156
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/18(d)	19,062,000	22,516,987
		100,848,959

Technology Hardware, Storage & Peripherals–1.68%
Electronics For Imaging, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/01/19(c)	17,900,000	18,716,687
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	20,362,000	19,840,224
		38,556,911

Thrifts & Mortgage Finance–1.52%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	8,000,000	13,360,000
5.00%, 05/01/17	12,864,000	14,833,800

	Principal Amount	Value
Thrifts & Mortgage Finance–(continued)
Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	$8,000,000	$6,590,000
		34,783,800

Tobacco–0.85%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/20	17,685,000	19,453,500

Trading Companies & Distributors–0.49%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	8,379,000	11,191,202
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,636,623,956)		1,815,569,106

	Shares
Preferred Stocks–15.16%
Asset Management & Custody Banks–0.83%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	315,200	19,049,900

Automobile Manufacturers–1.18%
Fiat Chrysler Automobiles N.V. (United Kingdom), $7.88 Unsec. Sub. Conv. Euro Pfd.	21,480,000	27,145,350

Diversified Banks–2.46%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,000	24,464,000
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	27,300	32,077,500
		56,541,500

Gas Utilities–0.19%
Laclede Group, Inc. (The), $3.38 Jr. Unsec. Sub. Conv. Pfd.	82,500	4,336,200

Health Care Facilities–0.90%
Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	148,596	20,721,712

Independent Power Producers & Energy Traders–0.54%
Dynegy Inc., Series A, $5.38 Conv. Pfd.	123,828	12,308,503

Integrated Telecommunication Services–0.63%
Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	145,000	14,485,500

Managed Health Care–0.98%
Anthem Inc., $2.63 Conv. Pfd.	440,000	22,440,000

Oil & Gas Exploration & Production–0.90%
Southwestern Energy Co., Series B, $3.13 Conv Pfd.	420,500	20,760,085

Pharmaceuticals–1.53%
Allergan PLC, Series A, $55.00 Conv. Pfd.	33,800	35,239,204

Regional Banks–0.59%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,340,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Shares	Value
Regional Banks–(continued)
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	8,173	$11,096,891
		13,436,891

Reinsurance–0.37%
Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	155,348	8,582,977

Specialized REIT’s–2.90%
American Tower Corp., Series A, $5.25 Conv. Pfd.	110,744	11,079,937
$5.50 Conv. Pfd.	114,300	11,430,000
Crown Castle International Corp., Series A, $4.5 Conv. Pfd.	269,770	27,840,264
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	311,000	16,172,000
		66,522,201

	Shares	Value
Wireless Telecommunication Services–1.16%
T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	393,400	$26,554,500
Total Preferred Stocks (Cost $324,822,614)		348,124,523

Money Market Funds–5.32%
Liquid Assets Portfolio–Institutional Class(g)	61,051,147	61,051,147
Premier Portfolio–Institutional Class(g)	61,051,147	61,051,147
Total Money Market Funds (Cost $122,102,294)		122,102,294
TOTAL INVESTMENTS–99.54% (Cost $2,083,548,864)		2,285,795,923
OTHER ASSETS LESS LIABILITIES–0.46%		10,641,306
NET ASSETS–100.00%		$2,296,437,229

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed

Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $534,980,000, which represented 23.30% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Information Technology	29.4%
Health Care	23.6
Financials	13.3
Consumer Discretionary	9.2
Industrials	5.0
Utilities	3.7
Energy	3.4
Materials	2.8
Consumer Staples	2.0
Telecommunication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,961,446,570)	$2,163,693,629
Investments in affiliated money market funds, at value and cost	122,102,294
Total investments, at value (Cost $2,083,548,864)	2,285,795,923
Receivable for:
Investments sold	11,216,603
Fund shares sold	5,550,453
Dividends and interest	8,806,907
Investment for trustee deferred compensation and retirement plans	102,659
Other assets	100,923
Total assets	2,311,573,468

Liabilities:
Payable for:
Investments purchased	2,036,726
Fund shares reacquired	3,563,654
Amount due custodian	8,029,365
Accrued fees to affiliates	1,161,053
Accrued trustees’ and officers’ fees and benefits	9,989
Accrued other operating expenses	159,523
Trustee deferred compensation and retirement plans	175,929
Total liabilities	15,136,239
Net assets applicable to shares outstanding	$2,296,437,229

Net assets consist of:
Shares of beneficial interest	$2,076,224,492
Undistributed net investment income	6,733,236
Undistributed net realized gain	11,232,442
Net unrealized appreciation	202,247,059
$2,296,437,229

Net Assets:
Class A	$892,159,020
Class B	$4,169,263
Class C	$219,147,605
Class Y	$1,158,933,121
Class R5	$4,666,124
Class R6	$17,362,096

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	36,764,030
Class B	171,330
Class C	9,072,106
Class Y	47,705,018
Class R5	192,194
Class R6	714,981
Class A:
Net asset value per share	$24.27
Maximum offering price per share (Net asset value of $24.27 ÷ 94.50%)	$25.68
Class B:
Net asset value and offering price per share	$24.33
Class C:
Net asset value and offering price per share	$24.16
Class Y:
Net asset value and offering price per share	$24.29
Class R5:
Net asset value and offering price per share	$24.28
Class R6:
Net asset value and offering price per share	$24.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Interest	$14,482,775
Dividends	11,867,111
Dividends from affiliated money market funds	34,717
Total investment income	26,384,603

Expenses:
Advisory fees	5,135,342
Administrative services fees	236,721
Custodian fees	47,332
Distribution fees:
Class A	1,133,657
Class B	25,385
Class C	790,633
Transfer agent fees — A, B, C and Y	1,604,909
Transfer agent fees — R5	1,797
Transfer agent fees — R6	526
Trustees’ and officers’ fees and benefits	27,420
Other	357,528
Total expenses	9,361,250
Less: Fees waived and expense offset arrangement(s)	(77,423)
Net expenses	9,283,827
Net investment income	17,100,776

Realized and unrealized gain from:
Net realized gain from investment securities	18,140,599
Change in net unrealized appreciation of investment securities	28,785,644
Net realized and unrealized gain	46,926,243
Net increase in net assets resulting from operations	$64,027,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$17,100,776	$31,699,176
Net realized gain	18,140,599	68,489,786
Change in net unrealized appreciation (depreciation)	28,785,644	(29,402,794)
Net increase in net assets resulting from operations	64,027,019	70,786,168

Distributions to shareholders from net investment income:
Class A	(10,683,837)	(21,623,593)
Class B	(37,513)	(85,043)
Class C	(2,045,506)	(3,066,223)
Class Y	(14,624,742)	(25,721,876)
Class R5	(63,498)	(141,198)
Class R6	(231,284)	(208,270)
Total distributions from net investment income	(27,686,380)	(50,846,203)

Distributions to shareholders from net realized gains:
Class A	—	(29,129,632)
Class B	—	(168,094)
Class C	—	(6,890,239)
Class Y	—	(30,581,014)
Class R5	—	(217,675)
Class R6	—	(482,852)
Total distributions from net realized gains	—	(67,469,506)

Share transactions–net:
Class A	(103,741,004)	59,208,695
Class B	(1,572,836)	(1,499,592)
Class C	(16,617,419)	63,949,697
Class Y	98,587,102	350,985,169
Class R5	(2,039,436)	2,168,066
Class R6	493,385	17,313,231
Net increase (decrease) in net assets resulting from share transactions	(24,890,208)	492,125,266
Net increase in net assets	11,450,431	444,595,725

Net assets:
Beginning of period	2,284,986,798	1,840,391,073
End of period (includes undistributed net investment income of $6,733,236 and $17,318,840, respectively)	$2,296,437,229	$2,284,986,798

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent

11                         Invesco Convertible Securities Fund

deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

12                         Invesco Convertible Securities Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.45%.

13                         Invesco Convertible Securities Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $76,488.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended June 30, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $49,116 in front-end sales commissions from the sale of Class A shares and $42,887, $2,625 and $15,912 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

14                         Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$408,598,476	$61,628,341	$—	$470,226,817
Corporate Debt Securities	112,335,236	1,703,233,870	—	1,815,569,106
Total Investments	$520,933,712	$1,764,862,211	$—	$2,285,795,923

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $935.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $630,911,219 and $715,152,193, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$223,003,887
Aggregate unrealized (depreciation) of investment securities	(39,261,281)
Net unrealized appreciation of investment securities	$183,742,606

Cost of investments for tax purposes is $2,102,053,317.

15                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	4,615,651	$112,515,403	19,914,111	$495,629,049
Class B	1,218	29,834	27,238	679,032
Class C	549,302	13,288,909	3,726,131	92,040,371
Class Y	13,575,237	329,093,605	36,586,736	909,226,631
Class R5	16,807	411,700	246,200	6,178,233
Class R6	15,676	373,841	667,481	16,738,136

Issued as reinvestment of dividends:
Class A	385,157	9,454,796	1,943,409	46,641,230
Class B	1,369	33,692	9,744	233,924
Class C	68,100	1,665,703	393,190	9,329,115
Class Y	416,455	10,221,287	1,866,921	44,803,217
Class R5	1,321	32,235	13,659	326,531
Class R6	9,401	231,126	29,022	690,483

Automatic conversion of Class B shares to Class A shares:
Class A	20,062	490,352	42,304	1,052,390
Class B	(20,015)	(490,352)	(42,217)	(1,052,390)

Reacquired:
Class A	(9,310,672)	(226,201,555)	(19,587,595)	(484,113,974)
Class B	(46,805)	(1,146,010)	(54,938)	(1,360,158)
Class C	(1,306,580)	(31,572,031)	(1,521,259)	(37,419,789)
Class Y	(9,931,796)	(240,727,790)	(24,554,095)	(603,044,679)
Class R5	(102,792)	(2,483,371)	(180,741)	(4,336,698)
Class R6	(4,572)	(111,582)	(4,654)	(115,388)
Net increase (decrease) in share activity	(1,047,476)	$(24,890,208)	19,520,647	$492,125,266

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/15	$23.88	$0.17		$0.50	$0.67	$(0.28)	$—	$(0.28)	$24.27	2.80%	$892,159	0.88	%(d)(e)	0.89	%(d)(e)	1.41	%(d)(e)	29%
Year ended 12/31/14	24.17	0.32		0.63	0.95	(0.52)	(0.72)	(1.24)	23.88	3.95	980,513	0.84	(f)	0.85	(f)	1.29	(f)	56
Year ended 12/31/13	20.88	0.55	(g)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	936,425	0.88	(h)	0.89	(h)	2.40	(g)(h)	45
Year ended 12/31/12	18.78	0.48		2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93	(i)	0.94	(i)	2.41	(i)	58
Year ended 12/31/11	20.05	0.46		(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97		0.98		2.37		38
Three months ended 12/31/10	18.71	0.12		1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09	(j)	1.10	(j)	2.42	(j)	24
Year ended 09/30/10	16.86	0..59		1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17		1.17		3.33		85
Class B
Six months ended 06/30/15	23.95	0.08		0.49	0.57	(0.19)	—	(0.19)	24.33	2.36	4,169	1.63	(d)(e)	1.64	(d)(e)	0.66	(d)(e)	29
Year ended 12/31/14	24.24	0.13		0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	5,642	1.60	(f)	1.61	(f)	0.53	(f)	56
Year ended 12/31/13	20.93	0.38	(g)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	7,167	1.64	(h)	1.65	(h)	1.64	(g)(h)	45
Year ended 12/31/12	18.83	0.33		2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70	(i)	1.71	(i)	1.64	(i)	58
Year ended 12/31/11	20.10	0.32		(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72		1.73		1.62		38
Three months ended 12/31/10	18.76	0.08		1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84	(j)	1.85	(j)	1.67	(j)	24
Year ended 09/30/10	16.90	0.46		1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92		1.92		2.58		85
Class C
Six months ended 06/30/15	23.77	0.11		0.50	0.61	(0.22)	—	(0.22)	24.16	2.57	219,148	1.34	(d)(e)	1.35	(d)(e)	0.95	(d)(e)	29
Year ended 12/31/14	24.04	0.16		0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	232,065	1.48	(f)	1.49	(f)	0.65	(f)	56
Year ended 12/31/13	20.78	0.38	(g)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	172,232	1.64	(h)	1.65	(h)	1.64	(g)(h)	45
Year ended 12/31/12	18.69	0.36		2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53	(i)	1.54	(i)	1.81	(i)	58
Year ended 12/31/11	19.94	0.32		(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72		1.73		1.62		38
Three months ended 12/31/10	18.61	0.08		1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84	(j)	1.85	(j)	1.67	(j)	24
Year ended 09/30/10	16.77	0.46		1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92		1.92		2.58		85
Class Y
Six months ended 06/30/15	23.91	0.20		0.49	0.69	(0.31)	—	(0.31)	24.29	2.88	1,158,933	0.63	(d)	0.64	(d)	1.66	(d)	29
Year ended 12/31/14	24.20	0.38		0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20	1,043,554	0.60		0.61		1.53		56
Year ended 12/31/13	20.90	0.61	(g)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62	719,722	0.64		0.65		2.64	(g)	45
Year ended 12/31/12	18.81	0.53		2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70		0.71		2.64		58
Year ended 12/31/11	20.07	0.52		(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72		0.73		2.62		38
Three months ended 12/31/10	18.73	0.13		1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84	(j)	0.85	(j)	2.67	(j)	24
Year ended 09/30/10	16.87	0.64		1.97	2.61	(0.75	—	(0.75)	18.73	15.78	3,661	0.92		0.92		3.58		85
Class R5
Six months ended 06/30/15	23.89	0.21		0.50	0.71	(0.32)	—	(0.32)	24.28	2.95	4,666	0.56	(d)	0.57	(d)	1.73	(d)	29
Year ended 12/31/14	24.18	0.40		0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28	6,615	0.53		0.54		1.60		56
Year ended 12/31/13	20.88	0.63	(g)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72	4,781	0.57		0.58		2.71	(g)	45
Year ended 12/31/12	18.78	0.55		2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60		0.61		2.74		58
Year ended 12/31/11(k)	21.19	0.33		(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57	(j)	0.58	(j)	2.77	(j)	38
Class R6
Six months ended 06/30/15	23.90	0.22		0.49	0.71	(0.33)	—	(0.33)	24.28	2.95	17,362	0.50	(d)	0.51	(d)	1.79	(d)	29
Year ended 12/31/14	24.18	0.41		0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35	16,598	0.49		0.50		1.64		56
Year ended 12/31/13	20.89	0.64	(g)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69	64	0.55		0.56		2.73	(g)	45
Year ended 12/31/12(k)	20.78	0.15		0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58	(j)	0.59	(j)	2.76	(j)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $944,671, $5,119, $226,172, $1,127,581, $5,140 and $17,208 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.70% for Class A, Class B and Class C shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.
(g)	Net investment income per share and the ratio of net investment income to average net assets include material significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72%, for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(j)	Annualized.
(k)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

17                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,028.00	$4.42	$1,020.43	$4.41	0.88%
B	1,000.00	1,023.60	8.18	1,016.71	8.15	1.63
C	1,000.00	1,025.70	6.73	1,018.15	6.71	1.34
Y	1,000.00	1,028.80	3.17	1,021.67	3.16	0.63
R5	1,000.00	1,029.50	2.82	1,022.02	2.81	0.56
R6	1,000.00	1,029.50	2.52	1,022.32	2.51	0.50

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).

19                         Invesco Convertible Securities Fund

The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that performance lagged due to underweight in large capitalization convertible securities and overweight to unrated convertible securities. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

20                         Invesco Convertible Securities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds.

Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 MS-CSEC-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015
Invesco Global Low Volatility Equity Yield Fund
Nasdaq:
A: GTNDX ¡ B: GNDBX ¡ C: GNDCX ¡ R: GTNRX ¡ Y: GTNYX ¡ R5: GNDIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.11%
Class B Shares	-3.46
Class C Shares	-3.47
Class R Shares	-3.23
Class Y Shares	-2.98
Class R5 Shares	-2.89
MSCI World Index▼ (Broad Market/Style-Specific Index)	2.63
Lipper Global Equity Income Funds Index■ (Peer Group Index)	0.96
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.45%, 2.20%, 2.20%, 1.70%, 1.20% and 1.17%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.66%, 2.41%, 2.41%, 1.91%, 1.41% and 1.18%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (9/15/97)	5.70%
10 Years	3.55
5 Years	10.25
1 Year	-18.42
Class B Shares
Inception (9/15/97)	5.80%
10 Years	3.52
5 Years	10.39
1 Year	-18.53
Class C Shares
Inception (1/2/98)	5.64%
10 Years	3.37
5 Years	10.66
1 Year	-15.16
Class R Shares
10 Years	3.89%
5 Years	11.20
1 Year	-13.94
Class Y Shares
10 Years	4.31%
5 Years	11.74
1 Year	-13.49
Class R5 Shares
Inception (4/30/04)	5.92%
10 Years	4.70
5 Years	12.10
1 Year	-13.31

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                               Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.37%
Australia–12.57%
Caltex Australia Ltd.	125,105	$3,061,624
Cochlear Ltd.(a)	42,531	2,617,049
DUET Group(a)	1,748,945	3,105,974
Lend Lease Group	277,102	3,189,792
Macquarie Group Ltd.	40,042	2,514,316
Sonic Healthcare Ltd.	191,208	3,152,029
Telstra Corp. Ltd.	645,406	3,040,712
		20,681,496

Austria–0.58%
Oesterreichische Post AG	20,669	950,990

Belgium–3.77%
Delhaize Group	36,265	2,994,651
Proximus S.A.	90,909	3,206,613
		6,201,264

Canada–7.38%
Dollarama Inc.	12,200	739,542
Dominion Diamond Corp.	78,900	1,105,661
Enerplus Corp.(a)	257,400	2,259,052
Metro Inc.	97,900	2,627,809
Pengrowth Energy Corp.(a)	482,400	1,205,227
Shaw Communications, Inc.–Class B	139,700	3,042,793
Superior Plus Corp.(a)	115,800	1,164,676
		12,144,760

China–1.91%
Yangzijiang Shipbuilding (Holdings) Ltd.	2,995,300	3,146,744

Denmark–0.47%
Pandora AS	7,234	776,219

France–0.63%
Metropole Television S.A.	53,473	1,039,218

Germany–2.04%
ProSiebenSat.1 Media AG	68,096	3,363,568

Israel–1.74%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,680,807	2,863,165

Japan–3.85%
Nippon Telegraph & Telephone Corp.	93,600	3,390,324
Tokyo Gas Co., Ltd.	555,000	2,947,304
		6,337,628

New Zealand–3.07%
SKY Network Television Ltd.	313,529	1,276,808
SKYCITY Entertainment Group Ltd.	371,543	1,060,000
Spark New Zealand Ltd.	1,433,160	2,714,250
		5,051,058

	Shares	Value
Singapore–1.66%
ComfortDelGro Corp. Ltd.	229,000	$532,163
Singapore Post Ltd.	821,000	1,155,093
Venture Corp. Ltd.	183,200	1,050,044
		2,737,300

Spain–0.55%
Endesa, S.A.	47,111	903,176

Sweden–5.29%
Hennes & Mauritz AB–Class B	79,744	3,066,206
Intrum Justitia AB	74,356	2,251,717
Skandinaviska Enskilda Banken AB–Class A	265,267	3,388,594
		8,706,517

United Kingdom–12.09%
Berendsen PLC	79,969	1,280,427
BP PLC	446,481	2,947,586
Micro Focus International PLC	78,153	1,669,006
National Grid PLC	259,893	3,342,184
Phoenix Group Holdings	108,930	1,403,526
Royal Dutch Shell PLC–Class A	106,322	2,989,250
SSE PLC	134,549	3,252,299
WH Smith PLC	125,302	3,008,434
		19,892,712

United States–38.77%
American Capital Agency Corp.	149,000	2,737,130
Annaly Capital Management Inc.	314,600	2,891,174
Archer-Daniels-Midland Co.	61,100	2,946,242
AT&T Inc.	101,500	3,605,280
Bunge Ltd.	34,200	3,002,760
CenturyLink Inc.	93,900	2,758,782
CVS Health Corp.	4,400	461,472
CYS Investments, Inc.	363,600	2,810,628
Entergy Corp.	41,500	2,925,750
Frontier Communications Corp.	424,100	2,099,295
Hatteras Financial Corp.	179,100	2,919,330
Health Net Inc.(b)	50,200	3,218,824
Hospitality Properties Trust	105,100	3,028,982
Intel Corp.	71,800	2,183,797
Lamar Advertising Co.–Class A	54,000	3,103,920
Lexmark International, Inc.–Class A	69,200	3,058,640
Noble Corp. PLC(a)	191,600	2,948,724
PDL BioPharma Inc.(a)	396,000	2,546,280
Pfizer Inc.	95,000	3,185,350
R. R. Donnelley & Sons Co.	129,400	2,255,442
Transocean Ltd.(a)	161,100	2,596,932
Valero Energy Corp.	53,700	3,361,620
Western Union Co. (The)	155,700	3,165,381
		63,811,735
Total Common Stocks & Other Equity Interests (Cost $158,301,037)		158,607,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
Money Market Funds–2.52%
Liquid Assets Portfolio–Institutional Class(c)	2,071,043	$2,071,043
Premier Portfolio–Institutional Class(c)	2,071,042	2,071,042
Total Money Market Funds (Cost $4,142,085)		4,142,085
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.89% (Cost $162,443,122)		162,749,635

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Fund–6.63%
Liquid Assets Portfolio–Institutional Class (Cost $10,919,618)(c)(d)	10,919,618	10,919,618
TOTAL INVESTMENTS–105.52% (Cost $173,362,740)		173,669,253
OTHER ASSETS LESS LIABILITIES–(5.52)%		(9,088,739)
NET ASSETS–100.00%		$164,580,514

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2015.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$10,631,801	$(10,631,801)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	17.0%
Telecommunication Services	14.4
Energy	13.0
Utilities	10.7
Consumer Discretionary	10.6
Health Care	8.9
Consumer Staples	7.3
Industrials	7.0
Information Technology	6.8
Materials	0.7
Money Market Funds Plus Other Assets Less Liabilities	3.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $158,301,037)*	$158,607,550
Investments in affiliated money market funds, at value and cost	15,061,703
Total investments, at value (Cost $173,362,740)	173,669,253
Foreign currencies, at value (Cost $984,099)	977,651
Receivable for:
Deposits with brokers for futures contracts	152,633
Fund shares sold	153,651
Dividends	1,048,834
Fund expenses absorbed	15,401
Investment for trustee deferred compensation and retirement plans	81,345
Other assets	36,409
Total assets	176,135,177

Liabilities:
Payable for:
Fund shares reacquired	282,264
Collateral upon return of securities loaned	10,919,618
Variation margin — futures	86,522
Accrued fees to affiliates	107,164
Accrued trustees’ and officers’ fees and benefits	4,483
Accrued other operating expenses	62,955
Trustee deferred compensation and retirement plans	91,657
Total liabilities	11,554,663
Net assets applicable to shares outstanding	$164,580,514

Net assets consist of:
Shares of beneficial interest	$244,512,978
Undistributed net investment income	1,638,902
Undistributed net realized gain (loss)	(81,828,567)
Net unrealized appreciation	257,201
$164,580,514

Net Assets:
Class A	$125,083,169
Class B	$2,485,890
Class C	$15,275,152
Class R	$1,529,434
Class Y	$6,964,799
Class R5	$13,242,070

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	9,475,657
Class B	198,954
Class C	1,224,249
Class R	115,682
Class Y	526,520
Class R5	989,651
Class A:
Net asset value per share	$13.20
Maximum offering price per share
(Net asset value of $13.20 ÷ 94.50%)	$13.97
Class B:
Net asset value and offering price per share	$12.49
Class C:
Net asset value and offering price per share	$12.48
Class R:
Net asset value and offering price per share	$13.22
Class Y:
Net asset value and offering price per share	$13.23
Class R5:
Net asset value and offering price per share	$13.38

*	At June 30, 2015, securities with an aggregate value of $10,631,801 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $360,691)	$4,749,537
Dividends from affiliated money market funds (includes securities lending income of $236,393)	237,454
Total investment income	4,986,991

Expenses:
Advisory fees	710,396
Administrative services fees	24,795
Custodian fees	30,204
Distribution fees:
Class A	167,498
Class B	15,451
Class C	86,396
Class R	3,961
Transfer agent fees — A, B, C, R and Y	202,931
Transfer agent fees — R5	1,963
Trustees’ and officers’ fees and benefits	11,475
Other	122,266
Total expenses	1,377,336
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(18,811)
Net expenses	1,358,525
Net investment income	3,628,466

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(6,424,329)
Foreign currencies	55,769
Futures contracts	272,346
(6,096,214)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,677,851)
Foreign currencies	(4,591)
Futures contracts	(64,485)
(2,746,927)
Net realized and unrealized gain (loss)	(8,843,141)
Net increase (decrease) in net assets resulting from operations	$(5,214,675)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$3,628,466	$6,761,214
Net realized gain (loss)	(6,096,214)	7,912,333
Change in net unrealized appreciation (depreciation)	(2,746,927)	(18,041,682)
Net increase (decrease) in net assets resulting from operations	(5,214,675)	(3,368,135)

Distributions to shareholders from net investment income:
Class A	(2,522,129)	(5,036,421)
Class B	(44,996)	(125,084)
Class C	(256,126)	(541,427)
Class R	(28,021)	(51,207)
Class Y	(151,469)	(385,152)
Class R5	(297,001)	(657,283)
Total distributions from net investment income	(3,299,742)	(6,796,574)

Share transactions–net:
Class A	(8,918,188)	31,050,791
Class B	(965,084)	(1,777,489)
Class C	(2,879,874)	6,090,593
Class R	(18,185)	353,446
Class Y	(2,716,889)	8,274,567
Class R5	548,923	(12,306,494)
Net increase (decrease) in net assets resulting from share transactions	(14,949,297)	31,685,414
Net increase (decrease) in net assets	(23,463,714)	21,520,705

Net assets:
Beginning of period	188,044,228	166,523,523
End of period (includes undistributed net investment income of $1,638,902 and $1,310,178, respectively)	$164,580,514	$188,044,228

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

8                         Invesco Global Low Volatility Equity Yield Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Global Low Volatility Equity Yield Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

10                         Invesco Global Low Volatility Equity Yield Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2015, the Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.46%, 2.21%, 2.21%, 1.71%, 1.21% and 1.21%, respectively, of average daily net assets. Prior to May 1, 2015, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

11                         Invesco Global Low Volatility Equity Yield Fund

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $14,429 and reimbursed class level expenses of $2,978, $69, $384, $35 and $174 for Class A, Class B, Class C, Class R and Class Y shares respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $19,399 in front-end sales commissions from the sale of Class A shares and $637 and $1,570 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Global Low Volatility Equity Yield Fund

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $11,356,755 and from Level 2 to Level 1 of $14,330,943, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$5,666,345	$15,015,151	$—	$20,681,496
Austria	950,990	—	—	950,990
Belgium	2,994,651	3,206,613	—	6,201,264
Canada	12,144,760	—	—	12,144,760
China	3,146,744	—	—	3,146,744
Denmark	—	776,219	—	776,219
France	1,039,218	—	—	1,039,218
Germany	3,363,568	—	—	3,363,568
Israel	2,863,165	—	—	2,863,165
Japan	6,337,628	—	—	6,337,628
New Zealand	3,991,058	1,060,000	—	5,051,058
Singapore	2,737,300	—	—	2,737,300
Spain	—	903,176	—	903,176
Sweden	2,251,717	6,454,800	—	8,706,517
United Kingdom	8,639,973	11,252,739	—	19,892,712
United States	78,873,438	—	—	78,873,438
	135,000,555	38,668,698	—	173,669,253
Futures Contracts*	(36,324)	—	—	(36,324)
Total Investments	$134,964,231	$38,668,698	$—	$173,632,929

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk:
Futures contracts(a)	$—	$(36,324)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain:
Market risk	$272,346
Change in Net Unrealized Appreciation (Depreciation):
Market risk	(64,485)
Total	$207,861

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$4,048,667

13                         Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	17	September-2015	$1,746,240	$(28,992)
Dow Jones EURO STOXX 50 Index	Long	17	September-2015	651,294	(2,351)
FTSE 100 Index	Long	2	September-2015	204,080	(4,009)
SGX NIKKEI 225 Index	Long	5	September-2015	414,420	(972)
Subtotal — Market Risk					$(36,324)

(a)	Futures contracts collateralized by $152,633 cash held with Merrill Lynch & Co., the futures commission merchant.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $742.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$9,183,598	$—	$9,183,598
December 31, 2017	65,336,393	—	65,336,393
	$74,519,991	$—	$74,519,991

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

14                         Invesco Global Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $87,733,647 and $105,102,111, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,229,144
Aggregate unrealized (depreciation) of investment securities	(11,066,396)
Net unrealized appreciation of investment securities	$162,748

Cost of investments for tax purposes is $173,506,505.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	547,139	$7,591,155	3,645,949	$55,524,723
Class B	2,216	29,186	19,430	279,092
Class C	86,286	1,127,537	768,700	11,069,282
Class R	7,081	98,323	28,869	436,093
Class Y	130,474	1,805,843	1,314,528	19,997,440
Class R5	95,053	1,338,712	161,546	2,399,041

Issued as reinvestment of dividends:
Class A	173,650	2,358,151	316,244	4,668,613
Class B	3,415	43,873	8,598	120,492
Class C	17,296	221,952	35,534	495,575
Class R	2,060	28,021	3,472	51,207
Class Y	7,504	102,045	22,430	332,152
Class R5	12,417	170,473	43,910	656,624

Automatic conversion of Class B shares to Class A shares:
Class A	52,330	729,243	97,859	1,464,301
Class B	(55,326)	(729,243)	(103,467)	(1,464,301)

Reacquired:
Class A	(1,411,224)	(19,596,737)	(2,067,448)	(30,606,846)
Class B	(23,725)	(308,900)	(50,000)	(712,772)
Class C	(322,025)	(4,229,363)	(394,015)	(5,474,264)
Class R	(10,437)	(144,529)	(8,823)	(133,854)
Class Y	(334,786)	(4,624,777)	(832,813)	(12,055,025)
Class R5	(67,747)	(960,262)	(979,653)	(15,362,159)
Net increase (decrease) in share activity	(1,088,349)	$(14,949,297)	2,030,850	$31,685,414

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$13.89	$0.28	$(0.71)	$(0.43)	$(0.26)	$13.20	(3.11)%	$125,083	1.49	%(e)	1.51	%(e)	4.13	%(e)	51%
Year ended 12/31/14	14.44	0.53	(0.55)	(0.02)	(0.53)	13.89	(0.33)	140,461	1.45)		1.46)		3.55)		64
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54		1.54		2.10		103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63		1.63		1.21		72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	10.28	(2.98)	98,542	1.56		1.56		1.91		86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	10.74	13.00	124,102	1.61		1.61		1.09		74
Class B
Six months ended 06/30/15	13.14	0.22	(0.67)	(0.45)	(0.20)	12.49	(3.46)	2,486	2.24	(e)	2.26	(e)	3.38	(e)	51
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20)		2.21		2.80		64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29		2.29		1.35		103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38		2.38		0.46		72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	9.74	(3.74)	9,313	2.31		2.31		1.16		86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	10.15	12.18	14,370	2.36		2.36		0.34		74
Class C
Six months ended 06/30/15	13.13	0.22	(0.67)	(0.45)	(0.20)	12.48	(3.47)	15,275	2.24	(e)	2.26	(e)	3.38	(e)	51
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20		2.21		2.80		64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29		2.29		1.35		103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38		2.38		0.46		72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	9.73	(3.65)	9,298	2.31		2.31		1.16		86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	10.13	12.09	11,535	2.36		2.36		0.34		74
Class R
Six months ended 06/30/15	13.91	0.27	(0.71)	(0.44)	(0.25)	13.22	(3.23)	1,529	1.74	(e)	1.76	(e)	3.88	(e)	51
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70		1.71		3.30		64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79		1.79		1.85		103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88		1.88		0.96		72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	10.30	(3.13)	888	1.81		1.81		1.66		86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	10.74	12.68	1,146	1.86		1.86		0.84		74
Class Y
Six months ended 06/30/15	13.92	0.30	(0.71)	(0.41)	(0.28)	13.23	(2.98)	6,965	1.24	(e)	1.26	(e)	4.38	(e)	51
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20		1.21		3.80		64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29		1.29		2.35		103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38		1.38		1.46		72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	10.29	(2.76)	599	1.31		1.31		2.16		86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	10.76	13.27	720	1.36		1.36		1.34		74
Class R5
Six months ended 06/30/15	14.08	0.32	(0.72)	(0.40)	(0.30)	13.38	(2.89)	13,242	1.02	(e)	1.04	(e)	4.60	(e)	51
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97		0.98		4.03		64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02		1.02		2.62		103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06		1.06		1.78		72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	10.39	(2.44)	16,133	0.98		0.98		2.49		86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	10.88	13.76	18,770	0.97		0.97		1.73		74

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,109, $3,116, $17,422, $1,598, $7,927 and $13,899 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

16                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$968.90	$7.27	$1,017.41	$7.45	1.49%
B	1,000.00	965.40	10.92	1,013.69	11.18	2.24
C	1,000.00	965.30	10.92	1,013.69	11.18	2.24
R	1,000.00	967.70	8.49	1,016.17	8.70	1.74
Y	1,000.00	970.20	6.06	1,018.65	6.21	1.24
R5	1,000.00	971.10	4.98	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Low Volatility Equity Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the

18                         Invesco Global Low Volatility Equity Yield Fund

Index for the three and five year periods. The investment process for the fund was adapted to an unconstrained mandate and is expected to underperform when the U.S. dollar strengthens against other currencies and oil prices remain depressed. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although

Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco Global Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        GLVEY-SAR-1          Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ¡ B: BLIAX ¡ C: CLIAX ¡ R: RLIAX ¡ Y: ALAYX ¡ R5: ILAAX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

13	Financial Highlights

14	Fund Expenses

15	Approval of Investment Advisory and Sub-Advisory Contracts
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.05%
Class B Shares	-0.23
Class C Shares	-0.32
Class R Shares	-0.07
Class Y Shares	0.17
Class R5 Shares	0.26
S&P 500 Index▼ (Broad Market Index)	1.23
Custom Income Allocation Index■ (Style-Specific Index)	0.63
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	0.68
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, comprises the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	5.05%
5 Years	6.67
1 Year	-4.38
Class B Shares
Inception (10/31/05)	5.01%
5 Years	6.77
1 Year	-4.33
Class C Shares
Inception (10/31/05)	4.87%
5 Years	7.06
1 Year	-0.51
Class R Shares
Inception (10/31/05)	5.40%
5 Years	7.62
1 Year	0.97
Class Y Shares
Inception	5.85%
5 Years	8.14
1 Year	1.47
Class R5 Shares
Inception (10/31/05)	5.94%
5 Years	8.16
1 Year	1.56

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 0.87%, 1.62%, 1.62%, 1.12%, 0.62% and 0.62%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.14%, 1.89% 1.89%, 1.39%, 0.89% and 0.85%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.62% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

3                             Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                             Invesco Income Allocation Fund

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.23%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Domestic Equity Funds–22.63%
Invesco Diversified Dividend Fund	7.87%	$23,040,914	$5,449,989	$(481,050)	$274,094	$8,731	$247,043	1,527,682	$28,292,678
Invesco Dividend Income Fund	14.76%	43,106,716	11,366,015	(712,014)	(747,714)	76,501	578,862	2,562,235	53,089,504
Total Domestic Equity Funds		66,147,630	16,816,004	(1,193,064)	(473,620)	85,232	825,905		81,382,182

Fixed-Income Funds–64.77%
Invesco Core Plus Bond Fund	15.13%	43,531,891	11,864,895	(144,363)	(838,110)	(12,612)	966,369	5,084,271	54,401,701
Invesco Corporate Bond Fund	8.56%	24,663,103	6,900,294	(36,171)	(730,384)	(98)	578,653	4,325,385	30,796,744
Invesco Floating Rate Fund	7.03%	20,297,208	5,129,173	(86,109)	(59,615)	(3,436)	561,601	3,278,498	25,277,221
Invesco High Yield Fund	10.25%	29,746,971	7,497,902	(198,022)	(151,218)	(13,386)	989,812	8,617,348	36,882,247
Invesco International Total Return Fund	5.02%	14,492,819	4,403,564	—	(848,341)	—	120,553	1,845,403	18,048,042
Invesco Premium Income Fund	13.76%	39,700,447	10,368,088	(11,127)	(573,072)	(182)	1,093,726	4,860,919	49,484,154
Invesco Short Term Bond Fund	5.02%	14,493,704	3,620,999	(61,580)	6,886	(498)	162,689	2,092,643	18,059,511
Total Fixed-Income Funds		186,926,143	49,784,915	(537,372)	(3,193,854)	(30,212)	4,473,403		232,949,620

Foreign Equity Funds–4.89%
PowerShares International Dividend Achievers Portfolio–ETF	4.89%	14,330,149	4,120,472	(428,024)	(405,358)	(40,191)	281,707	1,028,499	17,577,048

Real Estate Funds–6.94%
PowerShares Active U.S. Real Estate Fund–ETF	6.94%	20,244,313	7,524,242	(687,712)	(2,243,701)	125,785	155,130	366,079	24,962,927
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $350,183,931)	99.23%	$287,648,235	$78,245,633	$(2,846,172)	$(6,316,533)	$140,614	$5,736,145		$356,871,777
OTHER ASSETS LESS LIABILITIES	0.77%								2,773,123
NET ASSETS	100.00%								$359,644,900

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of exchange-traded funds.

Portfolio Composition

Asset Class	Target Allocation	% of Total Net assets as of 6/30/2015
Taxable Non-Investment Grade	31.25%	31.04%
Intermediate Term Taxable Investment Grade	23.75	23.69
Large Cap Value	23.00	22.63
International Blend	10.00	9.91
Real Estate	7.00	6.94
Short Term Taxable Investment Grade	5.00	5.02
Other Assets Less Liabilities	0.00	0.77

Based	on the composition of the underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $350,183,931)	$356,871,777
Cash	2,976,577
Receivable for:
Fund shares sold	1,509,865
Investment for trustee deferred compensation and retirement plans	41,645
Other assets	44,794
Total assets	361,444,658

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	768,213
Fund shares reacquired	743,798
Accrued fees to affiliates	202,043
Accrued trustees’ and officers’ fees and benefits	5,153
Accrued other operating expenses	35,887
Trustee deferred compensation and retirement plans	44,664
Total liabilities	1,799,758
Net assets applicable to shares outstanding	$359,644,900

Net assets consist of:
Shares of beneficial interest	$358,417,294
Undistributed net investment income	688,492
Undistributed net realized gain (loss)	(6,148,732)
Net unrealized appreciation	6,687,846
$359,644,900

Net Assets:
Class A	$246,799,449
Class B	$3,641,878
Class C	$89,464,064
Class R	$2,815,084
Class Y	$15,571,312
Class R5	$1,353,113

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	22,411,842
Class B	330,068
Class C	8,115,555
Class R	255,497
Class Y	1,414,141
Class R5	122,832
Class A:
Net asset value per share	$11.01
Maximum offering price per share
(Net asset value of $11.01 ÷ 94.50%)	$11.65
Class B:
Net asset value and offering price per share	$11.03
Class C:
Net asset value and offering price per share	$11.02
Class R:
Net asset value and offering price per share	$11.02
Class Y:
Net asset value and offering price per share	$11.01
Class R5:
Net asset value and offering price per share	$11.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$5,736,145

Expenses:
Administrative services fees	49,997
Custodian fees	4,017
Distribution fees:
Class A	280,837
Class B	20,633
Class C	400,915
Class R	7,548
Transfer agent fees — A, B, C, R and Y	213,813
Transfer agent fees — R5	570
Trustees’ and officers’ fees and benefits	12,549
Registration and filing fees	54,663
Other	41,613
Total expenses	1,087,155
Less: Expenses reimbursed and expense offset arrangement(s)	(377,176)
Net expenses	709,979
Net investment income	5,026,166

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain on sales of affiliated underlying fund shares	140,614
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(6,316,533)
Net gain (loss) from affiliated underlying funds	(6,175,919)
Net increase (decrease) in net assets resulting from operations	$(1,149,753)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$5,026,166	$7,409,429
Net realized gain	140,614	1,119,801
Change in net unrealized appreciation (depreciation)	(6,316,533)	8,528,745
Net increase (decrease) in net assets resulting from operations	(1,149,753)	17,057,975

Distributions to shareholders from net investment income:
Class A	(3,596,455)	(6,037,241)
Class B	(46,972)	(139,118)
Class C	(985,424)	(1,547,611)
Class R	(44,439)	(96,092)
Class Y	(237,183)	(269,047)
Class R5	(19,773)	(21,501)
Total distributions from net investment income	(4,930,246)	(8,110,610)

Share transactions–net:
Class A	51,132,231	61,899,402
Class B	(667,195)	(1,034,400)
Class C	22,231,313	28,462,440
Class R	(210,807)	900,397
Class Y	1,797,073	11,121,929
Class R5	495,788	580,818
Net increase in net assets resulting from share transactions	74,778,403	101,930,586
Net increase in net assets	68,698,404	110,877,951

Net assets:
Beginning of period	290,946,496	180,068,545
End of period (includes undistributed net investment income of $688,492 and $592,572, respectively)	$359,644,900	$290,946,496

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Income Allocation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

9                         Invesco Income Allocation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2016, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2015, the Adviser reimbursed Fund level expenses of $162,793 and reimbursed class level expenses of $147,196, $2,704, $52,533, $1,978, $9,048 and $570 of Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

10                         Invesco Income Allocation Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $200,668 in front-end sales commissions from the sale of Class A shares and $7,198, $954 and $1,700 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $354.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Income Allocation Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $78,245,633 and $2,846,172, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,736,116
Aggregate unrealized (depreciation) of investment securities	(4,511,808)
Net unrealized appreciation of investment securities	$224,308

Cost of investments for tax purposes is $356,647,469.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,946,190	$66,985,368	7,569,377	$84,036,422
Class B	32,350	365,580	70,323	774,538
Class C	3,000,051	33,822,116	3,820,891	42,459,945
Class R	40,167	453,655	197,777	2,171,947
Class Y	596,908	6,727,686	1,185,022	13,132,580
Class R5	54,936	619,004	56,441	625,310

Issued as reinvestment of dividends:
Class A	273,369	3,079,222	465,332	5,139,587
Class B	3,950	44,553	11,024	121,760
Class C	75,245	848,412	119,287	1,318,971
Class R	3,943	44,439	8,695	96,092
Class Y	14,528	163,541	14,473	159,902
Class R5	1,736	19,553	1,890	20,917

Automatic conversion of Class B shares to Class A shares:
Class A	53,527	602,331	96,348	1,067,889
Class B	(53,480)	(602,331)	(96,251)	(1,067,889)

Reacquired:
Class A	(1,735,668)	(19,534,690)	(2,561,027)	(28,344,496)
Class B	(42,060)	(474,997)	(77,910)	(862,809)
Class C	(1,104,304)	(12,439,215)	(1,385,178)	(15,316,476)
Class R	(63,292)	(708,901)	(123,119)	(1,367,642)
Class Y	(452,368)	(5,094,154)	(196,847)	(2,170,553)
Class R5	(12,693)	(142,769)	(5,979)	(65,409)
Net increase in share activity	6,633,035	$74,778,403	9,170,569	$101,930,586

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 52% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

12                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$11.18	$0.18	$(0.17)	$0.01	$(0.18)	$11.01	0.05%	$246,799	0.25	%(e)	0.48	%(e)	3.26	%(e)	1%
Year ended 12/31/14	10.69	0.38	0.51	0.89	(0.40)	11.18	8.44	199,834	0.25		0.52		3.42		4
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	10.69	6.53	131,485	0.25		0.56		3.39		24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	10.38	11.83	85,518	0.26		0.63		3.96		20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	9.62	3.54	63,727	0.28		0.65		4.00		11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	9.64	10.02	55,556	0.28		0.67		4.22		16
Class B
Six months ended 06/30/15	11.19	0.14	(0.16)	(0.02)	(0.14)	11.03	(0.23)	3,642	1.00	(e)	1.23	(e)	2.51	(e)	1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	4,357	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	5,157	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	5,980	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	6,592	1.03		1.40		3.25		11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	9.65	9.31	6,811	1.03		1.42		3.47		16
Class C
Six months ended 06/30/15	11.19	0.14	(0.17)	(0.03)	(0.14)	11.02	(0.32)	89,464	1.00	(e)	1.23	(e)	2.51	(e)	1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	68,771	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	38,400	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	23,814	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	20,669	1.03		1.40		3.25		11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	9.65	9.18	19,802	1.03		1.42		3.47		16
Class R
Six months ended 06/30/15	11.19	0.17	(0.18)	(0.01)	(0.16)	11.02	(0.07)	2,815	0.50	(e)	0.73	(e)	3.01	(e)	1
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	11.19	8.26	3,073	0.50		0.77		3.17		4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	10.69	6.27	2,046	0.50		0.81		3.14		24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	10.38	11.55	1,899	0.51		0.88		3.71		20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	9.62	3.18	1,173	0.53		0.90		3.75		11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	9.65	9.86	1,078	0.53		0.92		3.97		16
Class Y
Six months ended 06/30/15	11.18	0.20	(0.18)	0.02	(0.19)	11.01	0.17	15,571	0.00	(e)	0.23	(e)	3.51	(e)	1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	14,031	0.00		0.27		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	2,697	0.00		0.31		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	2,302	0.01		0.38		4.21		20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	9.62	3.70	1,502	0.03		0.40		4.25		11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	9.65	10.42	757	0.03		0.42		4.47		16
Class R5
Six months ended 06/30/15	11.18	0.20	(0.17)	0.03	(0.19)	11.02	0.26	1,353	0.00	(e)	0.20	(e)	3.51	(e)	1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	882	0.00		0.23		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	283	0.00		0.27		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	227	0.01		0.30		4.21		20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	9.62	3.81	27	0.03		0.34		4.25		11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	9.64	10.30	11	0.03		0.33		4.47		16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.62%, 0.60%, 0.65%, 0.65% and 0.60% for the six months ended June 30, 2015 and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $226,532, $4,161, $80,847, $3,044, $13,925 and $1,150 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

13                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.50	$1.24	$1,023.55	$1.25	0.25%
B	1,000.00	997.70	4.95	1,019.84	5.01	1.00
C	1,000.00	996.80	4.95	1,019.84	5.01	1.00
R	1,000.00	999.30	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,001.70	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,002.60	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Income Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares

15                         Invesco Income Allocation Fund

of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers and its affiliates manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board noted that one of the mutual funds is also a fund of funds and Invesco Advisers does not charge advisory fees and the other fund an actively managed fund for which Invesco advisers charges an advisory fee. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

16                         Invesco Income Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                    INCAL-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco International Allocation Fund
Nasdaq:
A: AINAX ■ B: INABX ■ C: INACX ■ R: RINAX ■ Y: AINYX ■ R5: INAIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.96%
Class B Shares	1.59
Class C Shares	1.59
Class R Shares	1.87
Class Y Shares	2.16
Class R5 Shares	2.25
MSCI All Country World ex-U.S. Index▼ (Broad Market/Style-Specific Index)	4.03
Lipper International Multi-Cap Core Funds Index¢ (Peer Group Index)	5.64
Source(s): ▼FactSet Research Systems Inc.; ¢Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	3.90%
5 Years	6.73
1 Year	-11.09
Class B Shares
Inception (10/31/05)	3.85%
5 Years	6.82
1 Year	-11.25
Class C Shares
Inception (10/31/05)	3.72%
5 Years	7.13
1 Year	-7.47
Class R Shares
Inception (10/31/05)	4.25%
5 Years	7.68
1 Year	-6.07
Class Y Shares
Inception	4.70%
5 Years	8.22
1 Year	-5.56
Class R5 Shares
Inception (10/31/05)	4.84%
5 Years	8.34
1 Year	-5.38

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.51%, 2.26%, 2.26%,

1.76%, 1.26% and 1.05%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.88% for Invesco International Allocation Fund.

2                             Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco International Allocation Fund

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Foreign Equity Funds–99.61%
Invesco Developing Markets Fund	4.46%	$7,858,474	$596,500	$(247,277)	$(143,349)	$(27,033)	$—	270,344	$8,037,315
Invesco Emerging Market Equity Fund	4.53%	7,891,179	405,836	(611,070)	593,959	(117,052)	—	1,097,157	8,162,852
Invesco International Core Equity Fund	31.27%	54,209,074	1,776,096	(2,139,971)	3,341,242	(834,987)	—	5,099,679	56,351,454
Invesco International Growth Fund	22.60%	39,478,585	1,182,132	(1,301,499)	1,363,531	3,143	—	1,204,908	40,725,892
Invesco International Small Company Fund	10.12%	17,457,494	1,065,608	(526,089)	335,874	(89,989)	—	985,570	18,242,898
PowerShares International Dividend Achievers Portfolio–ETF	26.63%	48,038,405	2,192,757	(997,353)	(1,280,497)	32,930	804,814	2,807,855	47,986,242
Total Foreign Equity Funds		174,933,211	7,218,929	(5,823,259)	4,210,760	(1,032,988)	804,814		179,506,653

Money Market Funds–0.46%
Liquid Assets Portfolio–Institutional Class	0.23%	257,749	7,586,720	(7,426,968)	—	—	146	417,501	417,501
Premier Portfolio–Institutional Class	0.23%	257,748	7,586,719	(7,426,967)	—	—	71	417,500	417,500
Total Money Market Funds		515,497	15,173,439	(14,853,935)	—	—	217		835,001
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $168,532,979)	100.07%	$175,448,708	$22,392,368	$(20,677,194)	$4,210,760	$(1,032,988)	$805,031		$180,341,654
OTHER ASSETS LESS LIABILITIES	(0.07)%								(126,737)
NET ASSETS	100.00%								$180,214,917

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

Portfolio Composition

Asset Class	Target Allocation*	% of Total Net Assets as of 6/30/15
International/Global Growth	32.71%	32.72%
International/Global Blend	31.26	31.27
International/Global Value	26.62	26.63
Emerging Markets	8.99	8.99
Cash Equivalents Plus Other Assets Less Liabilities	0.46	0.39

*	Percentage may not equal to 100% due to rounding.

Based on the composition of the underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $168,532,979)	$180,341,654
Receivable for:
Fund shares sold	212,925
Dividends from affiliated underlying funds	48
Investment for trustee deferred compensation and retirement plans	56,717
Other assets	26,943
Total assets	180,638,287

Liabilities:
Payable for:
Fund shares reacquired	174,638
Accrued fees to affiliates	140,933
Accrued trustees’ and officers’ fees and benefits	4,669
Accrued other operating expenses	39,691
Trustee deferred compensation and retirement plans	63,439
Total liabilities	423,370
Net assets applicable to shares outstanding	$180,214,917

Net assets consist of:
Shares of beneficial interest	$263,729,075
Undistributed net investment income	42,239
Undistributed net realized gain (loss)	(95,365,072)
Net unrealized appreciation	11,808,675
$180,214,917

Net Assets:
Class A	$128,419,550
Class B	$3,526,939
Class C	$27,696,618
Class R	$6,140,654
Class Y	$7,143,038
Class R5	$7,288,118

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	11,781,427
Class B	324,615
Class C	2,549,836
Class R	563,862
Class Y	656,792
Class R5	667,547
Class A:
Net asset value per share	$10.90
Maximum offering price per share
(Net asset value of $10.90 ÷ 94.50%)	$11.53
Class B:
Net asset value and offering price per share	$10.86
Class C:
Net asset value and offering price per share	$10.86
Class R:
Net asset value and offering price per share	$10.89
Class Y:
Net asset value and offering price per share	$10.88
Class R5:
Net asset value and offering price per share	$10.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$805,031

Expenses:
Administrative services fees	24,794
Custodian fees	4,424
Distribution fees:
Class A	162,957
Class B	22,795
Class C	139,903
Class R	15,975
Transfer agent fees — A, B, C, R and Y	232,182
Transfer agent fees — R5	2,705
Trustees’ and officers’ fees and benefits	11,740
Registration and filing fees	37,005
Other	49,258
Total expenses	703,738
Less: Expense offset arrangement(s)	(675)
Net expenses	703,063
Net investment income	101,968

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(1,032,988)
Change in net unrealized appreciation of affiliated underlying fund shares	4,210,760
Net gain from affiliated underlying funds	3,177,772
Net increase in net assets resulting from operations	$3,279,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$101,968	$2,447,719
Net realized gain (loss)	(1,032,988)	3,646,424
Change in net unrealized appreciation (depreciation)	4,210,760	(9,571,030)
Net increase (decrease) in net assets resulting from operations	3,279,740	(3,476,887)

Distributions to shareholders from net investment income:
Class A	—	(2,138,432)
Class B	—	(46,784)
Class C	—	(234,570)
Class R	—	(90,024)
Class Y	—	(133,497)
Class R5	—	(5,178)
Total distributions from net investment income	—	(2,648,485)

Share transactions–net:
Class A	(2,616,165)	(3,146,300)
Class B	(1,875,139)	(3,544,461)
Class C	(629,562)	(1,375,399)
Class R	(244,119)	70,103
Class Y	(335,393)	(306,337)
Class R5	7,387,555	(1,152,871)
Net increase (decrease) in net assets resulting from share transactions	1,687,177	(9,455,265)
Net increase (decrease) in net assets	4,966,917	(15,580,637)

Net assets:
Beginning of period	175,248,000	190,828,637
End of period (includes undistributed net investment income of $42,239 and $(59,729), respectively)	$180,214,917	$175,248,000

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide long-term growth of capital.

The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) and exchange traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B

7                         Invesco International Allocation Fund

shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

8                         Invesco International Allocation Fund

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expene reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a

9                         Invesco International Allocation Fund

cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $19,827 in front-end sales commissions from the sale of Class A shares and $124, $468 and $466 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $675.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

10                         Invesco International Allocation Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$27,122,541	$—	$27,122,541
December 31, 2017	23,283,288	—	23,283,288
December 31, 2018	9,317,140	—	9,317,140
Not subject to expiration	257,564	8,489,596	8,747,160
	$59,980,533	$8,489,596	$68,470,129

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $7,218,929 and $5,823,259, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,442,761
Aggregate unrealized (depreciation) of investment securities	(26,496,042)
Net unrealized appreciation (depreciation) of investment securities	$(14,053,281)

Cost of investments for tax purposes is $194,394,935.

11                         Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	920,270	$10,123,353	1,961,296	$21,922,387
Class B	2,975	33,360	17,676	199,727
Class C	208,587	2,306,718	437,812	4,889,538
Class R	71,562	782,204	146,752	1,640,369
Class Y	102,040	1,134,576	229,043	2,568,918
Class R5	768,946	8,552,903	3,422	38,309

Issued as reinvestment of dividends:
Class A	—	—	187,034	1,961,988
Class B	—	—	4,158	43,657
Class C	—	—	20,252	212,646
Class R	—	—	8,565	89,931
Class Y	—	—	8,471	88,603
Class R5	—	—	416	4,366

Automatic conversion of Class B shares to Class A shares:
Class A	127,645	1,420,208	208,510	2,334,929
Class B	(127,811)	(1,420,208)	(209,218)	(2,334,929)

Reacquired:
Class A	(1,283,985)	(14,159,726)	(2,634,192)	(29,365,604)
Class B	(43,872)	(488,291)	(130,631)	(1,452,916)
Class C	(265,937)	(2,936,280)	(585,471)	(6,477,583)
Class R	(93,147)	(1,026,323)	(149,297)	(1,660,197)
Class Y	(134,843)	(1,469,969)	(269,507)	(2,963,858)
Class R5	(105,308)	(1,165,348)	(107,255)	(1,195,546)
Net increase (decrease) in share activity	147,122	$1,687,177	(852,164)	$(9,455,265)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waiver and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/15	$10.69	$0.01	$0.20	$0.21	$—	$10.90	1.96%	$128,420	0.65	%(f)	0.65	%(f)	0.24	%(f)	3%
Year ended 12/31/14	11.07	0.16	(0.36)	(0.20)	(0.18)	10.69	(1.78)	128,452	0.63		0.63		1.46		12
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64		0.64		1.36		8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60		0.68		1.42		6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	9.07	(8.57)	123,677	0.43		0.66		1.97		11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	10.10	12.04	140,375	0.43		0.64		1.50		6
Class B
Six months ended 06/30/15	10.69	(0.03)	0.20	0.17	—	10.86	1.59	3,527	1.40	(f)	1.40	(f)	(0.51	)(f)	3
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	12,392	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	17,336	1.18		1.39		0.75		6
Class C
Six months ended 06/30/15	10.69	(0.03)	0.20	0.17	—	10.86	1.59	27,697	1.40	(f)	1.40	(f)	(0.51	)(f)	3
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	29,727	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	40,020	1.18		1.39		0.75		6
Class R
Six months ended 06/30/15	10.69	(0.00)	0.20	0.20	—	10.89	1.87	6,141	0.90	(f)	0.90	(f)	(0.01	)(f)	3
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88		0.88		1.21		12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89		0.89		1.11		8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85		0.93		1.17		6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	9.04	(8.81)	4,929	0.68		0.91		1.72		11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	10.06	11.84	5,679	0.68		0.89		1.25		6
Class Y
Six months ended 06/30/15	10.65	0.03	0.20	0.23	—	10.88	2.16	7,143	0.40	(f)	0.40	(f)	0.49	(f)	3
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38		0.38		1.71		12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39		0.39		1.61		8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35		0.43		1.67		6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	9.07	(8.30)	4,396	0.18		0.41		2.22		11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	10.10	12.29	4,965	0.18		0.39		1.75		6
Class R5
Six months ended 06/30/15	10.68	0.04	0.20	0.24	—	10.92	2.25	7,288	0.24	(f)	0.24	(f)	0.65	(f)	3
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17		0.17		1.92		12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18		0.18		1.82		8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21		0.22		1.81		6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	9.10	(8.52)	177	0.18		0.22		2.22		11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	10.16	12.59	89	0.16		0.16		1.77		6

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended December 31, 2011 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.88%, 0.88%, 0.88% and 0.88%, for the six months ended June 30, 2015 and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $131,446, $4,597, $28,212, $6,443, $7,219 and $5,459, for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

13                         Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.60	$3.25	$1,021.57	$3.26	0.65%
B	1,000.00	1,015.90	7.00	1,017.85	7.00	1.40
C	1,000.00	1,015.90	7.00	1,017.85	7.00	1.40
R	1,000.00	1,018.70	4.50	1,020.33	4.51	0.90
Y	1,000.00	1,021.60	2.00	1,022.81	2.01	0.40
R5	1,000.00	1,022.50	1.20	1,023.60	1.20	0.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fifth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing

15                         Invesco International Allocation Fund

funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds is fair and reasonable.

16                         Invesco International Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        INTAL-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015
Invesco Mid Cap Core Equity Fund
Nasdaq:
A: GTAGX ■ B: GTABX ■ C: GTACX ■ R: GTARX ■ Y: GTAYX ■ R5: GTAVX ■ R6: GTAFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.70%
Class B Shares	3.29
Class C Shares	3.31
Class R Shares	3.54
Class Y Shares	3.79
Class R5 Shares	3.90
Class R6 Shares	3.94
S&P 500 Index▼ (Broad Market Index)	1.23
Russell Midcap Index▼ (Style-Specific Index)	2.35
Lipper Mid-Cap Core Funds Index¢ (Peer Group Index)	3.43
Source(s): ▼FactSet Research Systems Inc.; ¢Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95%, 0.84% and 0.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 0.86% and 0.77%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.56%
10 Years	6.50
5 Years	10.01
1 Year	-4.94

Class B Shares
Inception (4/1/93)	10.06%
10 Years	6.46
5 Years	10.16
1 Year	-4.44

Class C Shares
Inception (5/3/99)	8.25%
10 Years	6.30
5 Years	10.42
1 Year	-1.07

Class R Shares
Inception (6/3/02)	7.09%
10 Years	6.83
5 Years	10.98
1 Year	0.28

Class Y Shares
10 Years	7.28%
5 Years	11.53
1 Year	0.81

Class R5 Shares
Inception (3/15/02)	7.53%
10 Years	7.53
5 Years	11.68
1 Year	0.96

Class R6 Shares
10 Years	7.24%
5 Years	11.55
1 Year	1.02

the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks–84.82%
Apparel, Accessories & Luxury Goods–1.55%
PVH Corp.	311,910	$35,932,032

Asset Management & Custody Banks–2.24%
Northern Trust Corp.	680,721	52,047,928

Auto Parts & Equipment–1.72%
Dana Holding Corp.	1,949,067	40,111,799

Brewers–1.24%
Molson Coors Brewing Co.–Class B	414,621	28,944,692

Communications Equipment–3.06%
F5 Networks, Inc.(b)	317,471	38,207,635
Juniper Networks, Inc.	1,272,425	33,044,877
		71,252,512

Computer & Electronics Retail–1.17%
GameStop Corp.–Class A	633,533	27,216,578

Data Processing & Outsourced Services–1.31%
Jack Henry & Associates, Inc.	470,534	30,443,550

Department Stores–0.61%
Macy’s, Inc.	209,480	14,133,616

Drug Retail–1.30%
Rite Aid Corp.(b)	3,619,136	30,219,786

Electronic Components–2.70%
Amphenol Corp.–Class A	1,081,936	62,719,830

Environmental & Facilities Services–1.15%
Republic Services, Inc.	684,652	26,817,819

Health Care Distributors–1.26%
Cardinal Health, Inc.	350,470	29,316,815

Health Care Equipment–2.08%
ResMed Inc.	425,994	24,013,282
Wright Medical Group, Inc.(b)	927,019	24,343,519
		48,356,801

Health Care Facilities–2.62%
Community Health Systems Inc.(b)	583,611	36,749,985
Tenet Healthcare Corp.(b)	416,022	24,079,353
		60,829,338

Homebuilding–1.35%
D.R. Horton, Inc.	1,143,292	31,280,469

Homefurnishing Retail–0.95%
Aaron’s Inc.	610,881	22,120,001

Hotels, Resorts & Cruise Lines–1.75%
Norwegian Cruise Line Holdings Ltd.(b)	727,758	40,783,558

	Shares	Value
Human Resource & Employment Services–0.91%
ManpowerGroup Inc.	238,082	$21,279,769

Industrial Machinery–7.39%
Kennametal Inc.	1,160,285	39,588,924
Lincoln Electric Holdings, Inc.	336,495	20,489,181
Stanley Black & Decker Inc.	532,627	56,053,665
Timken Co. (The)	735,196	26,886,118
Xylem, Inc.	773,900	28,688,473
		171,706,361

Insurance Brokers–2.15%
Brown & Brown, Inc.	1,524,458	50,093,690

Life & Health Insurance–3.94%
St. James’s Place PLC (United Kingdom)	3,150,426	44,849,395
Torchmark Corp.	801,572	46,667,522
		91,516,917

Life Sciences Tools & Services–1.17%
Agilent Technologies, Inc.	706,207	27,245,466

Marine–0.78%
Kirby Corp.(b)	235,872	18,081,947

Multi-Utilities–1.60%
CMS Energy Corp.	1,165,294	37,102,961

Oil & Gas Equipment & Services–1.28%
Dril-Quip, Inc.(b)	394,167	29,661,067

Oil & Gas Exploration & Production–3.61%
Cabot Oil & Gas Corp.	856,577	27,016,439
Concho Resources Inc.(b)	261,253	29,746,266
Vermilion Energy, Inc. (Canada)	628,248	27,141,239
		83,903,944

Packaged Foods & Meats–2.14%
Hain Celestial Group, Inc. (The)(b)	331,563	21,836,739
JM Smucker Co. (The)	256,880	27,848,361
		49,685,100

Paper Packaging–0.62%
Packaging Corp. of America	232,596	14,534,924

Pharmaceuticals–1.77%
Endo International PLC(b)	516,519	41,140,738

Property & Casualty Insurance–5.38%
Arch Capital Group Ltd.(b)	852,771	57,101,546
Progressive Corp. (The)	2,441,855	67,956,825
		125,058,371

Regional Banks–3.08%
First Republic Bank	1,135,236	71,553,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Semiconductor Equipment–4.06%
Lam Research Corp.	534,965	$43,519,403
Teradyne, Inc.	2,643,478	50,992,690
		94,512,093

Semiconductors–3.66%
Linear Technology Corp.	1,166,027	51,573,374
Xilinx, Inc.	756,711	33,416,358
		84,989,732

Specialized Finance–2.54%
Moody’s Corp.	546,201	58,967,860

Specialty Chemicals–5.38%
Albemarle Corp.	513,230	28,366,222
Cytec Industries Inc.	587,963	35,589,400
International Flavors & Fragrances Inc.	330,162	36,083,405
Koninklijke DSM N.V. (Netherlands)	429,251	24,957,261
		124,996,288

Specialty Stores–1.34%
Dick’s Sporting Goods, Inc.	602,186	31,175,169

	Shares	Value
Technology Hardware, Storage & Peripherals–1.43%
NetApp, Inc.	1,056,562	$33,345,097

Trading Companies & Distributors–1.27%
WESCO International, Inc.(b)	429,359	29,471,202

Trucking–1.26%
Hertz Global Holdings, Inc.(b)	1,622,033	29,391,238
Total Common Stocks (Cost $1,472,790,343)		1,971,940,983

Money Market Funds–15.47%
Liquid Assets Portfolio–Institutional Class(c)	179,812,519	179,812,519
Premier Portfolio–Institutional Class(c)	179,812,518	179,812,518
Total Money Market Funds (Cost $359,625,037)		359,625,037
TOTAL INVESTMENTS–100.29% (Cost $1,832,415,380)		2,331,566,020
OTHER ASSETS LESS LIABILITIES–(0.29)%		(6,690,053)
NET ASSETS–100.00%		$2,324,875,967

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	19.3%
Information Technology	16.2
Industrials	12.8
Consumer Discretionary	10.4
Health Care	8.9
Materials	6.0
Energy	4.9
Consumer Staples	4.7
Utilities	1.6
Money Market Funds Plus Other Assets Less Liabilities	15.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,472,790,343)	$1,971,940,983
Investments in affiliated money market funds, at value and cost	359,625,037
Total investments, at value (Cost $1,832,415,380)	2,331,566,020
Foreign currencies, at value (Cost $95,220)	93,907
Receivable for:
Fund shares sold	3,410,302
Dividends	1,807,827
Investment for trustee deferred compensation and retirement plans	447,056
Other assets	79,202
Total assets	2,337,404,314

Liabilities:
Payable for:
Fund shares reacquired	10,308,954
Accrued fees to affiliates	1,554,922
Accrued trustees’ and officers’ fees and benefits	10,365
Accrued other operating expenses	134,518
Trustee deferred compensation and retirement plans	519,588
Total liabilities	12,528,347
Net assets applicable to shares outstanding	$2,324,875,967

Net assets consist of:
Shares of beneficial interest	$1,738,721,807
Undistributed net investment income	882,874
Undistributed net realized gain	86,123,863
Net unrealized appreciation	499,147,423
$2,324,875,967

Net Assets:
Class A	$1,094,352,283
Class B	$21,310,313
Class C	$156,717,503
Class R	$89,700,259
Class Y	$818,207,224
Class R5	$141,093,179
Class R6	$3,495,206

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	44,878,063
Class B	1,235,737
Class C	9,116,203
Class R	3,785,984
Class Y	33,178,801
Class R5	5,408,976
Class R6	133,773
Class A:
Net asset value per share	$24.39
Maximum offering price per share
(Net asset value of $24.39 ÷ 94.50%)	$25.81
Class B:
Net asset value and offering price per share	$17.25
Class C:
Net asset value and offering price per share	$17.19
Class R:
Net asset value and offering price per share	$23.69
Class Y:
Net asset value and offering price per share	$24.66
Class R5:
Net asset value and offering price per share	$26.09
Class R6:
Net asset value and offering price per share	$26.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $172,829)	$12,945,848
Dividends from affiliated money market funds	120,374
Total investment income	13,066,222

Expenses:
Advisory fees	8,057,531
Administrative services fees	242,973
Custodian fees	37,332
Distribution fees:
Class A	1,401,288
Class B	115,692
Class C	850,165
Class R	238,040
Transfer agent fees — A, B, C, R and Y	2,519,497
Transfer agent fees — R5	72,939
Transfer agent fees — R6	107
Trustees’ and officers’ fees and benefits	25,705
Other	225,628
Total expenses	13,786,897
Less: Fees waived and expense offset arrangement(s)	(309,395)
Net expenses	13,477,502
Net investment income (loss)	(411,280)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	84,480,709
Foreign currencies	(119,385)
84,361,324
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,821,282
Foreign currencies	(2,970)
2,818,312
Net realized and unrealized gain	87,179,636
Net increase in net assets resulting from operations	$86,768,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(411,280)	$4,792,254
Net realized gain	84,361,324	205,441,424
Change in net unrealized appreciation (depreciation)	2,818,312	(95,299,845)
Net increase in net assets resulting from operations	86,768,356	114,933,833

Distributions to shareholders from net investment income:
Class A	—	(67,089)
Class Y	—	(2,266,788)
Class R5	—	(556,116)
Class R6	—	(17,056)
Total distributions from net investment income	—	(2,907,049)

Distributions to shareholders from net realized gains:
Class A	—	(122,026,362)
Class B	—	(3,623,743)
Class C	—	(25,836,129)
Class R	—	(10,929,551)
Class Y	—	(83,013,129)
Class R5	—	(14,313,691)
Class R6	—	(355,488)
Total distributions from net realized gains	—	(260,098,093)

Share transactions–net:
Class A	(102,073,914)	(161,690,874)
Class B	(4,572,905)	(6,226,018)
Class C	(29,496,375)	(3,929,073)
Class R	(13,265,401)	(19,084,069)
Class Y	(20,865,406)	210,460,029
Class R5	(10,841,276)	(69,900,736)
Class R6	(296,737)	(402,498)
Net increase (decrease) in net assets resulting from share transactions	(181,412,014)	(50,773,239)
Net increase (decrease) in net assets	(94,643,658)	(198,844,548)

Net assets:
Beginning of period	2,419,519,625	2,618,364,173
End of period (includes undistributed net investment income of $882,874 and $1,294,154, respectively)	$2,324,875,967	$2,419,519,625

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to

8                         Invesco Mid Cap Core Equity Fund

contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

9                         Invesco Mid Cap Core Equity Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

10                         Invesco Mid Cap Core Equity Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $306,652.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $112,182 in front-end sales commissions from the sale of Class A shares and $654, $7,016 and $2,133 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2015, the Fund incurred $171 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Mid Cap Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,306,608,759	$24,957,261	$—	$2,331,566,020

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities purchases of $4,174,506.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,743.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Mid Cap Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $489,975,368 and $607,518,724, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$536,256,820
Aggregate unrealized (depreciation) of investment securities	(35,915,800)
Net unrealized appreciation of investment securities	$500,341,020

Cost of investments for tax purposes is $1,831,225,000.

13                         Invesco Mid Cap Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,172,821	$52,320,555	5,004,982	$129,388,002
Class B	7,911	136,238	35,446	674,275
Class C	381,712	6,459,992	831,681	15,846,763
Class R	364,301	8,523,341	760,600	19,170,344
Class Y	3,377,053	82,121,853	9,902,505	261,630,770
Class R5	468,277	11,845,216	916,297	24,608,112
Class R6	5,946	149,591	15,570	431,306

Issued as reinvestment of dividends:
Class A	—	—	5,315,190	121,186,351
Class B	—	—	221,068	3,579,082
Class C	—	—	1,582,609	25,543,218
Class R	—	—	492,270	10,918,541
Class Y	—	—	3,673,574	84,602,423
Class R5	—	—	608,234	14,804,423
Class R6	—	—	15,238	371,353

Automatic conversion of Class B shares to Class A shares:
Class A	113,887	2,743,951	216,139	5,570,199
Class B	(160,731)	(2,743,951)	(291,597)	(5,570,199)

Reacquired:
Class A	(6,538,516)	(157,138,420)	(16,114,997)	(417,835,426)
Class B	(115,584)	(1,965,192)	(257,225)	(4,909,176)
Class C	(2,107,638)	(35,956,367)	(2,388,544)	(45,319,054)
Class R	(928,876)	(21,788,742)	(1,957,416)	(49,172,954)
Class Y	(4,245,061)	(102,987,259)	(5,221,466)	(135,773,164)
Class R5	(881,013)	(22,686,492)	(3,943,919)	(109,313,271)
Class R6	(17,346)	(446,328)	(44,164)	(1,205,157)
Net increase (decrease) in share activity	(8,102,857)	$(181,412,014)	(627,925)	$(50,773,239)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Mid Cap Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/15	$23.52	$(0.01)		$0.88	$0.87	$—	$—	$—	$24.39	3.70%	$1,094,352	1.17	%(d)	1.20	%(d)	(0.06	)%(d)	26%
Year ended 12/31/14	25.20	0.04		1.01	1.05	(0.00)	(2.73)	(2.73)	23.52	4.51	1,155,635	1.17		1.19		0.17		35
Year ended 12/31/13	21.37	(0.01)		6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16		1.19		(0.04)		33
Year ended 12/31/12	21.02	0.12	(e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17		1.20		0.55	(e)	61
Year ended 12/31/11	23.17	(0.02)		(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16		1.19		(0.09)		57
Year ended 12/31/10	20.95	0.01		2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18		1.21		0.06		61
Class B
Six months ended 06/30/15	16.70	(0.07)		0.62	0.55	—	—	—	17.25	3.29	21,310	1.92	(d)	1.95	(d)	(0.81	)(d)	26
Year ended 12/31/14	18.81	(0.11)		0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.55	(0.15)		4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.66	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.66	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.06	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93		1.96		(0.69)		61
Class C
Six months ended 06/30/15	16.64	(0.07)		0.62	0.55	—	—	—	17.19	3.31	156,718	1.92	(d)	1.95	(d)	(0.81	)(d)	26
Year ended 12/31/14	18.76	(0.11)		0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.51	(0.15)		4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.62	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.62	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.02	(0.12)		2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93		1.96		(0.69)		61
Class R
Six months ended 06/30/15	22.88	(0.04)		0.85	0.81	—	—	—	23.69	3.54	89,700	1.42	(d)	1.45	(d)	(0.31	)(d)	26
Year ended 12/31/14	24.65	(0.02)		0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42		1.44		(0.08)		35
Year ended 12/31/13	21.00	(0.07)		6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41		1.44		(0.29)		33
Year ended 12/31/12	20.66	0.07	(e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42		1.45		0.30	(e)	61
Year ended 12/31/11	22.85	(0.08)		(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41		1.44		(0.34)		57
Year ended 12/31/10	20.71	(0.04)		2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43		1.46		(0.19)		61
Class Y
Six months ended 06/30/15	23.76	0.02		0.88	0.90	—	—	—	24.66	3.79	818,207	0.92	(d)	0.95	(d)	0.19	(d)	26
Year ended 12/31/14	25.44	0.11		1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92		0.94		0.42		35
Year ended 12/31/13	21.50	0.05		6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91		0.94		0.21		33
Year ended 12/31/12	21.14	0.18	(e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92		0.95		0.80	(e)	61
Year ended 12/31/11	23.25	0.04		(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91		0.94		0.16		57
Year ended 12/31/10	20.97	0.07		2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93		0.96		0.31		61
Class R5
Six months ended 06/30/15	25.11	0.04		0.94	0.98	—	—	—	26.09	3.90	141,093	0.80	(d)	0.83	(d)	0.31	(d)	26
Year ended 12/31/14	26.73	0.15		1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81		0.83		0.53		35
Year ended 12/31/13	22.47	0.08		6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81		0.83		0.31		33
Year ended 12/31/12	22.03	0.22	(e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80		0.83		0.92	(e)	61
Year ended 12/31/11	24.15	0.07		(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79		0.82		0.28		57
Year ended 12/31/10	21.74	0.11		2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76		0.79		0.48		61
Class R6
Six months ended 06/30/15	25.14	0.05		0.94	0.99	—	—	—	26.13	3.94	3,495	0.70	(d)	0.73	(d)	0.41	(d)	26
Year ended 12/31/14	26.76	0.17		1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72		0.74		0.62		35
Year ended 12/31/13	22.48	0.11		6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72		0.74		0.40		33
Year ended 12/31/12(f)	24.00	0.07	(e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67	(g)	0.70	(g)	1.05	(e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,130,321, $23,330, $171,442, $96,005, $812,581, $147,124 and $3,599 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75%, $0.03 and 0.88%, for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for class R6 shares.
(g)	Annualized.

15                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,037.00	$5.91	$1,018.99	$5.86	1.17%
B	1,000.00	1,032.90	9.68	1,015.27	9.59	1.92
C	1,000.00	1,033.10	9.68	1,015.27	9.59	1.92
R	1,000.00	1,035.40	7.17	1,017.75	7.10	1.42
Y	1,000.00	1,037.90	4.65	1,020.23	4.61	0.92
R5	1,000.00	1,039.00	4.04	1,020.83	4.01	0.80
R6	1,000.00	1,039.40	3.54	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the

17                         Invesco Mid Cap Core Equity Fund

performance of the Index for the one, three and five year periods. Invesco Advisers noted that fund performance was consistent with the Fund’s investment process and market environment, which includes being defensively biased with high cash. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources of Invesco Advisers

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Mid Cap Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 MCCE-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Multi-Asset Inflation Fund
Nasdaq:
A: MIZAX ■ C: MIZCX ■ R: MIZRX ■ Y: MIZYX ■ R5: MIZFX ■ R6: MIZSX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

13	Financial Highlights

14	Fund Expenses

15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.10%
Class C Shares	-0.52
Class R Shares	-0.21
Class Y Shares	0.11
Class R5 Shares	0.11
Class R6 Shares	0.11
Barclays 1-3 Month Treasury Bill Index▼ (Broad Market Index)	0.01
US Consumer Price Index¡ (Style-Specific Index)	1.63
Lipper Flexible Portfolio Funds Index¿ (Peer Group Index)	1.01

Source(s): ▼FactSet Research Systems Inc.; ¡Bloomberg L.P.; ¿Lipper Inc.

The Barclays 1-3 Month Treasury Bill Index includes all publicly issued zero coupon US Treasury bills that have a remaining maturity of less than three months and more than one month, that are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible.

The US Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.
The Lipper Flexible Portfolio Funds Index is an unmanaged index considered representative of flexible portfolio funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/15, including maximum applicable sales charges

Class A Shares
Inception (10/14/14)	-8.93%

Class C Shares
Inception (10/14/14)	-5.07%

Class R Shares
Inception (10/14/14)	-3.81%

Class Y Shares
Inception (10/14/14)	-3.39%

Class R5 Shares
Inception (10/14/14)	-3.39%

Class R6 Shares
Inception (10/14/14)	-3.39%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent

Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and

Class R6 shares was 2.78%, 3.53%, 3.03%, 2.53%, 2.43% and 2.38%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.63% for Invesco Multi-Asset Inflation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2016. See current prospectus for more information.

2 Invesco Multi-Asset Inflation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco Multi-Asset Inflation Fund

Schedule of Investments

June 30, 2015

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.14%(a)

	% of Net Assets 06/30/15	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/15	Value 06/30/15
Alternative Funds–7.71%
PowerShares DB Oil Fund–ETF(b)	7.71%	$18,322	$19,265	$(3,051)	$1,476	$(1,965)	$—	2,332	$34,047

Asset Allocation Funds–9.67%
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	9.67%	25,301	20,339	(2,597)	(76)	(295)	—	5,829	42,672

Domestic Equity Funds–18.22%
Incesco Energy Fund–Class R5	11.43%	35,724	24,009	(8,266)	830	(1,846)	—	1,565	50,451
iShares U.S. Consumer Goods ETF(c)	6.79%	19,904	9,999	—	87	—	283	286	29,990
Total Domestic Equity Funds		55,628	34,008	(8,266)	917	(1,846)	283	1,851	80,441

Fixed-Income Funds–34.38%
Invesco Emerging Market Local Currency Debt Fund–Class R6	1.80%	5,372	2,951	—	(375)	—	184	1,084	7,948
Invesco Floating Rate Fund-Class R6	4.75%	13,702	7,350	—	(95)	—	437	2,718	20,957
Invesco High Yield Fund-Class R6	4.56%	12,707	7,539	—	(131)	—	471	4,700	20,115
Invesco U.S. Government Fund-Class R5	6.35%	17,182	12,846	(1,760)	(184)	(34)	198	3,141	28,050
Invesco U.S. Mortgage Fund-Class R5	1.95%	5,436	3,293	—	(135)	—	168	694	8,594
iShares TIPS Bond ETF(c)	14.97%	40,660	29,686	(4,165)	(21)	(51)	—	590	66,109
Powershares Fundamental Investment Grade Corporate Bond Portfolio–ETF	0.00%	—	7,936	(7,770)	—	(166)	61	—	—
Total Fixed-Income Funds		95,059	71,601	(13,695)	(941)	(251)	1,519	12,927	151,773

Foreign Equity Funds–21.49%
Invesco Global Health Care Fund–Class Y	7.51%	21,927	11,085	(2,896)	2,975	65	—	684	33,156
Invesco Global Infrastructure Fund–Class R6	6.57%	19,087	12,004	(1,312)	(753)	(3)	234	2,894	29,023
Invesco Gold & Precious Metals Fund–Class Y(b)	5.57%	17,993	11,589	(5,194)	673	(478)	—	6,556	24,583
Invesco International Growth Fund–Class R6	1.84%	5,803	2,070	—	258	—	—	241	8,131
Total Foreign Equity Funds		64,810	36,748	(9,402)	3,153	(416)	234	10,375	94,893

Real Estate Funds–6.61%
Invesco Global Real Estate Fund–Class R6	6.61%	18,987	12,711	(1,772)	(773)	47	242	2,310	29,200

Money Market Funds–2.06%
Liquid Assets Portfolio–Institutional Class	1.03%	3,966	91,514	(90,928)	—	—	2	4,552	4,552
Premier Portfolio–Institutional Class	1.03%	3,966	91,515	(90,928)	—	—	1	4,553	4,553
Total Money Market Funds		7,932	183,029	(181,856)	—	—	3	9,105	9,105
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $455,880)	100.14%	$286,039	$377,701	$(220,639)	$3,756	$(4,726)	$2,281		$442,131
OTHER ASSETS LESS LIABILITIES	(0.14)%								(614)
NET ASSETS	100.00%								$441,517

Investment Abbreviations:

ETF	– Exchange Traded Fund
TIPS	– Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of the exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Multi-Asset Inflation Fund

Portfolio Composition*

By security type, based on total investments

Equity Funds	39.5%
Exchange-Traded Funds	29.4
Fixed Income Funds	19.4
Alternative Funds	9.6
Money Market Funds	2.1

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Multi-Asset Inflation Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliated and unaffiliated underlying funds, at value (Cost $455,880)	$442,131
Receivable for:
Fund expenses absorbed	27,505
Investment for trustee deferred compensation and retirement plans	704
Other assets	41,674
Total assets	512,014

Liabilities:
Payable for:
Accrued fees to affiliates	121
Accrued trustees’ and officers’ fees and benefits	4,023
Accrued other operating expenses	65,649
Trustee deferred compensation and retirement plans	704
Total liabilities	70,497
Net assets applicable to shares outstanding	$441,517

Net assets consist of:
Shares of beneficial interest	$454,850
Undistributed net investment income	535
Undistributed net realized gain (loss)	(119)
Net unrealized appreciation (depreciation)	(13,749)
$441,517

Net Assets:
Class A	$141,559
Class C	$16,188
Class R	$9,533
Class Y	$255,125
Class R5	$9,556
Class R6	$9,556

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	14,853
Class C	1,704
Class R	1,001
Class Y	26,720
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.53
Maximum offering price per share
(Net asset value of $9.53 ÷ 94.50%)	$10.08
Class C:
Net asset value and offering price per share	$9.50
Class R:
Net asset value and offering price per share	$9.52
Class Y:
Net asset value and offering price per share	$9.55
Class R5:
Net asset value and offering price per share	$9.55
Class R6:
Net asset value and offering price per share	$9.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Multi-Asset Inflation Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated and unaffiliated underlying funds	$2,281

Expenses:
Advisory fees	280
Administrative services fees	24,794
Custodian fees	1,876
Distribution fees:
Class A	151
Class C	51
Class R	24
Transfer agent fees — A, C, R and Y	173
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,291
Registration and filing fees	49,374
Reports to shareholders	18,406
Professional services fees	44,577
Other	7,434
Total expenses	157,441
Less: Fees waived and expenses reimbursed	(156,320)
Net expenses	1,121
Net investment income	1,160

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated and unaffiliated underlying funds	(4,726)
Change in net unrealized appreciation of affiliated and unaffiliated underlying funds	3,756
Net gain (loss) from affiliated and unaffiliated underlying funds	(970)
Net increase in net assets resulting from operations	$190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Multi-Asset Inflation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014

(Unaudited)

	June 30, 2015	October 14, 2014 (commencement date) through December 31, 2014
Operations:
Net investment income	$1,160	$1,160
Net realized gain (loss)	(4,726)	5,588
Change in net unrealized appreciation (depreciation)	3,756	(17,505)
Net increase (decrease) in net assets resulting from operations	190	(10,757)

Distributions to shareholders from net investment income:
Class A	—	(1,128)
Class C	—	(88)
Class R	—	(100)
Class Y	—	(1,611)
Class R5	—	(110)
Class R6	—	(110)
Total distributions from net investment income	—	(3,147)

Share transactions–net:
Class A	35,283	112,127
Class C	6,723	10,010
Class R	—	10,010
Class Y	113,639	147,419
Class R5	—	10,010
Class R6	—	10,010
Net increase in net assets resulting from share transactions	155,645	299,586
Net increase in net assets	155,835	285,682

Net assets:
Beginning of period	285,682	—
End of period (includes undistributed net investment income of $535 and $(625), respectively)	$441,517	$285,682

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Asset Inflation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco or other unaffiliated advisers. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

8                         Invesco Multi-Asset Inflation Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

9                         Invesco Multi-Asset Inflation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and PowerShares Capital (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $156,137 and reimbursed class level expenses of $59, $5, $5, $104, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

10                         Invesco Multi-Asset Inflation Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $177 in front-end sales commissions from the sale of Class A shares.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

11                         Invesco Multi-Asset Inflation Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $194,672 and $38,783, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,438
Aggregate unrealized (depreciation) of investment securities	(18,564)
Net unrealized appreciation (depreciation) of investment securities	$(14,126)

Cost of investments for tax purposes is $456,257.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		October 14, 2014 (commencement date) through December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	4,638	$45,036	11,229	$112,097
Class C	703	6,723	1,001	10,010
Class R	—	—	1,001	10,010
Class Y	12,026	113,639	14,646	146,963
Class R5	—	—	1,001	10,010
Class R6	—	—	1,001	10,010

Issued as reinvestment of dividends:
Class A	—	—	3	30
Class Y	—	—	48	456

Reacquired:
Class A	(1,017)	(9,753)	—	—
Net increase in share activity	16,350	$155,645	29,930	$299,586

(a)	89% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

12                         Invesco Multi-Asset Inflation Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$9.54	$0.02	$(0.03)	$(0.01)	$—	$9.53	(0.10)%	$142	0.73	%(e)	84.52	%(e)	0.49	%(e)	11%
Year ended 12/31/14(f)	10.00	0.04	(0.40)	(0.36)	(0.10)	9.54	(3.55)	107	0.73		124.07		1.81		3
Class C
Six months ended 06/30/15	9.55	(0.01)	(0.04)	(0.05)	—	9.50	(0.52)	16	1.48	(e)	85.27	(e)	(0.26	)(e)	11
Year ended 12/31/14(f)	10.00	0.02	(0.38)	(0.36)	(0.09)	9.55	(3.61)	10	1.48		124.82		1.06		3
Class R
Six months ended 06/30/15	9.54	0.01	(0.03)	(0.02)	—	9.52	(0.21)	10	0.98	(e)	84.77	(e)	0.24	(e)	11
Year ended 12/31/14(f)	10.00	0.03	(0.39)	(0.36)	(0.10)	9.54	(3.60)	10	0.98		124.32		1.56		3
Class Y
Six months ended 06/30/15	9.55	0.04	(0.04)	0.00	—	9.55	0.00	255	0.48	(e)	84.27	(e)	0.74	(e)	11
Year ended 12/31/14(f)	10.00	0.04	(0.38)	(0.34)	(0.11)	9.55	(3.39)	140	0.48		123.82		2.06		3
Class R5
Six months ended 06/30/15	9.54	0.04	(0.03)	0.01	—	9.55	0.11	10	0.48	(e)	84.27	(e)	0.74	(e)	11
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48		122.66		2.06		3
Class R6
Six months ended 06/30/15	9.54	0.04	(0.03)	0.01	—	9.55	0.11	10	0.48	(e)	84.27	(e)	0.74	(e)	11
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48		122.66		2.06		3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63% and 0.62% for the six months ended June 30, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $122, $10, $10, $215, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.

13                         Invesco Multi-Asset Inflation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015, through June 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$999.00	$3.62	$1,021.17	$3.66	0.73%
C	1,000.00	994.80	7.32	1,017.46	7.40	1.48
R	1,000.00	997.90	4.85	1,019.93	4.91	0.98
Y	1,000.00	1,001.10	2.38	1,022.41	2.41	0.48
R5	1,000.00	1,001.10	2.38	1,022.41	2.41	0.48
R6	1,000.00	1,001.10	2.38	1,022.41	2.41	0.48

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Multi-Asset Inflation Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940, as amended, to approve annually the Invesco Multi-Asset Inflation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited , Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board did not consider Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as the Fund had less than one year of performance history and no comparative data was available.

C.	Advisory and Sub-Advisory Fees

The Board considered the advisory fee schedule of the Fund and the contractual fee waivers and/or expense limitations that will be in place for the Fund through April 30, 2016. The Board had no comparative Lipper fee data because the Fund was launched in October 2014.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the

15                         Invesco Multi-Asset Inflation Fund

Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers operated at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that the Fund had not been in operation long enough to become profitable and that Invesco Advisers was continuing to take entrepreneurial risk in operating the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

16                         Invesco Multi-Asset Inflation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC fille numbers: 811-02699 and 002-57526                        MAI-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ B: GTSBX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2              Fund Performance

3              Letters to Shareholders

4              Schedule of Investments

7              Financial Statements

9              Notes to Financial Statements

15            Financial Highlights

16            Fund Expenses

17            Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.68%
Class B Shares	8.25
Class C Shares	8.26
Class R Shares	8.54
Class Y Shares	8.80
Investor Class Shares	8.68
Class R5 Shares	8.92
Class R6 Shares	8.94
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 2000 Growth Index▼ (Style-Specific Index)	8.74
Lipper Small-Cap Growth Funds Index■ (Peer Group Index)	7.54
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, 1.22%, 0.82% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (10/18/95)	10.85%
10 Years	9.79
5 Years	18.43
1 Year	5.64
Class B Shares
Inception (10/18/95)	10.85%
10 Years	9.75
5 Years	18.68
1 Year	6.48
Class C Shares
Inception (5/3/99)	8.43%
10 Years	9.58
5 Years	18.89
1 Year	10.05
Class R Shares
Inception (6/3/02)	9.35%
10 Years	10.13
5 Years	19.48
1 Year	11.52
Class Y Shares
10 Years	10.60%
5 Years	20.07
1 Year	12.06
Investor Class Shares
10 Years	10.41%
5 Years	19.78
1 Year	11.77
Class R5 Shares
Inception (3/15/02)	9.26%
10 Years	10.88
5 Years	20.27
1 Year	12.26
Class R6 Shares
10 Years	10.56%
5 Years	20.10
1 Year	12.35

beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                               Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.10%
Aerospace & Defense–1.59%
Hexcel Corp.	401,014	$19,946,436
TransDigm Group, Inc.(b)	94,889	21,318,712
	41,265,148

Air Freight & Logistics–0.81%
Forward Air Corp.	401,997	21,008,363

Apparel Retail–0.63%
DSW Inc.–Class A	490,617	16,371,889

Apparel, Accessories & Luxury Goods–2.08%
Carter’s, Inc.	186,414	19,815,808
G-III Apparel Group, Ltd.(b)	486,492	34,224,712
	54,040,520

Application Software–10.71%
Aspen Technology, Inc.(b)	484,654	22,075,990
Cadence Design Systems, Inc.(b)	1,021,278	20,078,325
Fair Isaac Corp.	206,771	18,770,671
Guidewire Software Inc.(b)	391,267	20,709,762
Interactive Intelligence Group, Inc.(b)(c)	315,229	14,018,234
Manhattan Associates, Inc.(b)	1,020,684	60,883,801
Mentor Graphics Corp.	771,968	20,403,114
MicroStrategy Inc.–Class A(b)	125,688	21,377,015
Qlik Technologies Inc.(b)	626,012	21,885,379
SolarWinds, Inc.(b)	395,129	18,227,301
Ultimate Software Group, Inc. (The)(b)	129,958	21,357,298
Verint Systems Inc.(b)	302,569	18,379,554
	278,166,444

Asset Management & Custody Banks–1.91%
Affiliated Managers Group, Inc.(b)	85,734	18,741,452
Janus Capital Group Inc.	1,037,621	17,764,072
WisdomTree Investments, Inc.(c)	593,876	13,044,486
	49,550,010

Auto Parts & Equipment–0.72%
Visteon Corp.(b)	177,139	18,596,052

Automotive Retail–0.81%
Group 1 Automotive, Inc.	231,158	20,996,081

Biotechnology–7.49%
ACADIA Pharmaceuticals Inc.(b)	300,090	12,567,769
Alnylam Pharmaceuticals Inc.(b)	179,273	21,489,455
Anacor Pharmaceuticals, Inc.(b)	130,832	10,130,322
Enanta Pharmaceuticals, Inc.(b)(c)	232,424	10,456,756
Exact Sciences Corp.(b)(c)	1,086,633	32,316,465
Incyte Corp.(b)	228,604	23,822,823
Insys Therapeutics, Inc.(b)(c)	143,660	5,160,267
KYTHERA Biopharmaceuticals, Inc.(b)	250,935	18,897,915
Neurocrine Biosciences, Inc.(b)	441,046	21,064,357
Repligen Corp.(b)	471,694	19,466,811
Seattle Genetics, Inc.(b)(c)	394,397	19,088,815
	194,461,755

	Shares	Value
Building Products–1.62%
A.O. Smith Corp.	315,994	$22,745,248
Masonite International Corp.(b)	276,843	19,409,463
	42,154,711

Casinos & Gaming–0.54%
Penn National Gaming, Inc.(b)	759,490	13,936,642

Communications Equipment–2.08%
ARRIS Group Inc.(b)	804,482	24,617,149
Finisar Corp.(b)	634,278	11,334,548
Infinera Corp.(b)	858,818	18,018,002
	53,969,699

Construction Machinery & Heavy Trucks–1.91%
WABCO Holdings Inc.(b)	209,276	25,891,627
Wabtec Corp.	250,919	23,646,606
	49,538,233

Construction Materials–0.78%
Martin Marietta Materials, Inc.	143,972	20,373,478

Distributors–0.83%
Pool Corp.	307,039	21,547,997

Electric Utilities–0.41%
ITC Holdings Corp.	329,074	10,589,601

Electrical Components & Equipment–1.21%
Acuity Brands, Inc.	175,290	31,548,694

Electronic Equipment & Instruments–0.81%
Cognex Corp.	435,445	20,944,904

Footwear–0.88%
Steven Madden, Ltd.(b)	533,491	22,822,745

Health Care Equipment–5.10%
DexCom Inc.(b)	417,288	33,374,694
Hill-Rom Holdings, Inc.	388,810	21,124,047
NuVasive, Inc.(b)	489,750	23,204,355
Sirona Dental Systems, Inc.(b)	222,812	22,374,781
STERIS Corp.	247,737	15,964,172
Thoratec Corp.(b)	365,222	16,277,945
	132,319,994

Health Care Facilities–3.98%
Community Health Systems Inc.(b)	430,322	27,097,376
HealthSouth Corp.	500,308	23,044,187
Select Medical Holdings Corp.	1,249,212	20,237,234
VCA, Inc.(b)	606,298	32,985,643
	103,364,440

Health Care Services–1.89%
Chemed Corp.	226,528	29,697,821
Envision Healthcare Holdings, Inc.(b)	490,358	19,359,334
	49,057,155

Health Care Technology–0.23%
HMS Holdings Corp.(b)	354,521	6,087,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Growth Fund

	Shares	Value
Homebuilding–0.71%
Standard Pacific Corp.(b)	2,074,270	$18,481,746

Hotels, Resorts & Cruise Lines–0.65%
Choice Hotels International, Inc.	310,465	16,842,726

Industrial Machinery–1.45%
ITT Corp.	513,557	21,487,225
Lincoln Electric Holdings, Inc.	265,256	16,151,438
	37,638,663

Internet Software & Services–2.39%
CoStar Group Inc.(b)	162,920	32,789,279
Envestnet, Inc.(b)	349,858	14,144,759
HomeAway Inc.(b)	489,751	15,241,051
	62,175,089

Investment Banking & Brokerage–0.76%
Stifel Financial Corp.(b)	341,143	19,697,597

IT Consulting & Other Services–1.82%
Booz Allen Hamilton Holding Corp.	673,919	17,009,716
EPAM Systems, Inc.(b)	425,913	30,337,783
	47,347,499

Leisure Facilities–0.42%
Vail Resorts, Inc.	99,501	10,865,509

Leisure Products–0.73%
Brunswick Corp.	372,699	18,955,471

Life & Health Insurance–0.79%
American Equity Investment Life Holding Co.	756,095	20,399,443

Life Sciences Tools & Services–3.65%
Affymetrix, Inc.(b)(c)	1,184,828	12,938,322
Bio-Techne Corp.	193,891	19,092,447
PAREXEL International Corp.(b)	361,967	23,278,098
PerkinElmer, Inc.	382,433	20,131,273
VWR Corp.(b)	724,792	19,373,690
	94,813,830

Marine–0.59%
Kirby Corp.(b)	199,575	15,299,419

Metal & Glass Containers–0.65%
Berry Plastics Group Inc.(b)	521,347	16,891,643

Movies & Entertainment–0.77%
Imax Corp. (Canada)(b)	495,602	19,957,893

Office Services & Supplies–1.49%
Pitney Bowes Inc.	907,897	18,893,336
Steelcase Inc.–Class A	1,052,103	19,895,268
	38,788,604

Oil & Gas Drilling–0.80%
Atwood Oceanics, Inc.(c)	264,592	6,995,813
Patterson-UTI Energy, Inc.	733,257	13,796,230
	20,792,043

Oil & Gas Equipment & Services–0.55%
Dril-Quip, Inc.(b)	190,590	14,341,897

	Shares	Value
Oil & Gas Exploration & Production–1.59%
Energen Corp.	255,080	$17,421,964
Laredo Petroleum Inc.(b)(c)	599,674	7,543,899
Oasis Petroleum Inc.(b)(c)	451,940	7,163,249
Ultra Petroleum Corp.(b)(c)	722,836	9,049,907
	41,179,019

Oil & Gas Storage & Transportation–0.63%
SemGroup Corp.–Class A	205,829	16,359,289

Packaged Foods & Meats–1.28%
B&G Foods Inc.	477,106	13,611,834
Lancaster Colony Corp.	216,086	19,631,413
	33,243,247

Pharmaceuticals–2.55%
Catalent, Inc.(b)	640,083	18,773,634
Jazz Pharmaceuticals PLC(b)	109,080	19,205,716
Nektar Therapeutics(b)	1,351,842	16,911,544
Pacira Pharmaceuticals, Inc.(b)	160,813	11,372,695
	66,263,589

Regional Banks–3.85%
Cathay General Bancorp	591,733	19,201,736
Cullen/Frost Bankers, Inc.	251,662	19,775,600
Hancock Holding Co.	490,897	15,664,523
Home BancShares Inc.	502,474	18,370,450
SVB Financial Group(b)	187,747	27,031,813
	100,044,122

Research & Consulting Services–0.80%
CEB Inc.	239,413	20,843,296

Restaurants–5.18%
BJ’s Restaurants Inc.(b)	369,906	17,921,946
Brinker International, Inc.	306,096	17,646,434
Cheesecake Factory Inc. (The)	342,927	18,701,524
Domino’s Pizza, Inc.	186,967	21,202,058
Dunkin’ Brands Group, Inc.(c)	367,900	20,234,500
Jack in the Box Inc.	276,051	24,336,656
Texas Roadhouse, Inc.	384,308	14,384,648
		134,427,766

Semiconductor Equipment–0.59%
MKS Instruments, Inc.	401,229	15,222,628

Semiconductors–3.92%
Atmel Corp.	2,357,802	23,236,139
Cavium Inc.(b)	344,029	23,672,635
Monolithic Power Systems Inc.	380,130	19,276,392
Power Integrations, Inc.	357,417	16,148,100
Silicon Laboratories Inc.(b)	357,694	19,319,053
		101,652,319

Specialized REIT’s–0.71%
Corrections Corp. of America	556,175	18,398,269

Specialty Chemicals–0.88%
PolyOne Corp.	580,216	22,727,061

Specialty Stores–0.59%
Five Below, Inc.(b)	390,407	15,432,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Steel–0.38%
Carpenter Technology Corp.	256,131	$9,907,147

Systems Software–1.40%
CommVault Systems, Inc.(b)	405,624	17,202,514
Qualys, Inc.(b)	472,792	19,077,157
		36,279,671

Technology Distributors–0.70%
SYNNEX Corp.	247,868	18,141,459

Technology Hardware, Storage & Peripherals–0.75%
Cray, Inc.(b)	658,354	19,428,027

Trading Companies & Distributors–1.47%
Watsco, Inc.	186,262	23,048,060
WESCO International, Inc.(b)	221,729	15,219,478
		38,267,538

Trucking–2.22%
Knight Transportation, Inc.	811,457	21,698,360
Old Dominion Freight Line, Inc.(b)	240,029	16,467,190
Swift Transportation Co.(b)	853,857	19,356,938
		57,522,488

	Shares	Value
Wireless Telecommunication Services–1.37%
SBA Communications Corp.– Class A(b)	309,077	$35,534,583
Total Common Stocks & Other Equity Interests (Cost $1,674,071,888)		2,546,875,060

Money Market Funds–2.08%
Liquid Assets Portfolio–Institutional Class(d)	26,986,540	26,986,540
Premier Portfolio–Institutional Class(d)	26,986,540	26,986,540
Total Money Market Funds (Cost $53,973,080)		53,973,080
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $1,728,044,968)		2,600,848,140

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.98%
Liquid Assets Portfolio—Institutional Class (Cost $77,475,070)(d)(e)	77,475,070	77,475,070
TOTAL INVESTMENTS–103.16% (Cost $1,805,520,038)		2,678,323,210
OTHER ASSETS LESS LIABILITIES–(3.16)%		(81,955,038)
NET ASSETS–100.00%		$2,596,368,172

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$76,906,751	$(76,906,751)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Health Care	24.9%
Information Technology	23.3
Industrials	17.1
Consumer Discretionary	16.1
Financials	7.3
Energy	2.9
Materials	2.7
Telecommunication Services	1.4
Consumer Staples	1.3
Utilities	1.1
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,674,071,888)*	$2,546,875,060
Investments in affiliated money market funds, at value and cost	131,448,150
Total investments, at value (Cost $1,805,520,038)	2,678,323,210
Receivable for:
Investments sold	19,147,798
Fund shares sold	3,358,454
Dividends	1,018,939
Investment for trustee deferred compensation and retirement plans	329,431
Other assets	73,965
Total assets	2,702,251,797

Liabilities:
Payable for:
Investments purchased	19,471,006
Fund shares reacquired	7,136,184
Collateral upon return of securities loaned	77,475,070
Accrued fees to affiliates	1,308,445
Accrued trustees’ and officers’ fees and benefits	10,641
Accrued other operating expenses	101,866
Trustee deferred compensation and retirement plans	380,413
Total liabilities	105,883,625
Net assets applicable to shares outstanding	$2,596,368,172

Net assets consist of:
Shares of beneficial interest	$1,554,068,384
Undistributed net investment income (loss)	(3,960,579)
Undistributed net realized gain	173,457,195
Net unrealized appreciation	872,803,172
$2,596,368,172

Net Assets:
Class A	$749,626,622
Class B	$3,211,972
Class C	$21,573,453
Class R	$114,550,387
Class Y	$153,037,587
Investor Class	$294,157,887
Class R5	$1,081,226,181
Class R6	$178,984,083

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,185,748
Class B	106,853
Class C	718,931
Class R	3,087,202
Class Y	3,842,610
Investor Class	7,248,132
Class R5	25,391,229
Class R6	4,194,437
Class A:
Net asset value per share	$39.07
Maximum offering price per share
(Net asset value of $39.07 ÷ 94.50%)	$41.34
Class B:
Net asset value and offering price per share	$30.06
Class C:
Net asset value and offering price per share	$30.01
Class R:
Net asset value and offering price per share	$37.10
Class Y:
Net asset value and offering price per share	$39.83
Investor Class:
Net asset value and offering price per share	$40.58
Class R5:
Net asset value and offering price per share	$42.58
Class R6:
Net asset value and offering price per share	$42.67

*	At June 30, 2015, securities with an aggregate value of $76,906,751 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends	$7,829,057
Dividends from affiliated money market funds (includes securities lending income of $985,279)	1,005,326
Total investment income	8,834,383

Expenses:
Advisory fees	8,369,584
Administrative services fees	251,693
Custodian fees	22,302
Distribution fees:
Class A	918,259
Class B	17,843
Class C	106,636
Class R	276,139
Investor Class	358,671
Transfer agent fees — A, B, C, R, Y and Investor	1,489,972
Transfer agent fees — R5	465,697
Transfer agent fees — R6	2,565
Trustees’ and officers’ fees and benefits	26,173
Other	163,973
Total expenses	12,469,507
Less: Fees waived and expense offset arrangement(s)	(48,130)
Net expenses	12,421,377
Net investment income (loss)	(3,586,994)

Realized and unrealized gain from:
Net realized gain from investment securities	140,377,907
Change in net unrealized appreciation of Investment securities	70,846,389
Net realized and unrealized gain	211,224,296
Net increase in net assets resulting from operations	$207,637,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(3,586,994)	$(2,185,356)
Net realized gain	140,377,907	367,675,632
Change in net unrealized appreciation (depreciation)	70,846,389	(192,965,916)
Net increase in net assets resulting from operations	207,637,302	172,524,360

Distributions to shareholders from net realized gains:
Class A	—	(112,329,694)
Class B	—	(760,931)
Class C	—	(4,021,213)
Class R	—	(17,549,526)
Class Y	—	(13,580,474)
Investor Class	—	(41,845,493)
Class R5	—	(139,489,926)
Class R6	—	(19,766,824)
Total distributions from net realized gains	—	(349,344,081)

Share transactions–net:
Class A	(22,426,701)	(198,540,936)
Class B	(953,686)	(1,004,971)
Class C	(1,097,523)	1,797,451
Class R	(3,444,634)	11,877,276
Class Y	36,825,107	39,037,806
Investor Class	(9,672,339)	19,512,081
Class R5	24,415,271	267,853,461
Class R6	26,710,123	31,495,999
Net increase in net assets resulting from share transactions	50,355,618	172,028,167
Net increase (decrease) in net assets	257,992,920	(4,791,554)

Net assets:
Beginning of period	2,338,375,252	2,343,166,806
End of period (includes undistributed net investment income (loss) of $(3,960,579) and $(373,585), respectively)	$2,596,368,172	$2,338,375,252

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Small Cap Growth Fund

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Small Cap Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

11                         Invesco Small Cap Growth Fund

For the six months ended June 30, 2015, the effective advisory fee incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $46,860.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $4,896 in front-end sales commissions from the sale of Class A shares and $0, $536 and $24 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12                         Invesco Small Cap Growth Fund

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,270.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $421,660,947 and $369,106,921, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$926,414,051
Aggregate unrealized (depreciation) of investment securities	(53,951,400)
Net unrealized appreciation of investment securities	$872,462,651

Cost of investments for tax purposes is $1,805,860,559.

13                         Invesco Small Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,318,553	$86,987,070	3,533,450	$141,316,020
Class B	680	18,962	5,453	180,080
Class C	29,667	849,408	50,523	1,622,011
Class R	583,999	20,870,684	774,796	29,770,436
Class Y	1,581,136	60,517,756	1,190,168	46,481,889
Investor Class	426,061	16,592,291	869,200	36,059,734
Class R5	3,488,351	142,918,202	7,804,908	343,256,765
Class R6	993,654	40,931,671	1,140,068	48,733,723

Issued as reinvestment of dividends:
Class A	—	—	3,168,434	110,293,199
Class B	—	—	27,325	734,788
Class C	—	—	146,297	3,926,603
Class R	—	—	530,178	17,548,901
Class Y	—	—	371,251	13,153,419
Investor Class	—	—	1,128,040	40,778,642
Class R5	—	—	3,581,094	135,544,419
Class R6	—	—	521,364	19,764,901

Automatic conversion of Class B shares to Class A shares:
Class A	17,239	653,535	32,411	1,300,240
Class B	(22,368)	(653,535)	(40,099)	(1,300,240)

Reacquired:
Class A	(2,913,395)	(110,067,306)	(11,099,217)	(451,450,395)
Class B	(11,102)	(319,113)	(18,907)	(619,599)
Class C	(67,015)	(1,946,931)	(115,926)	(3,751,163)
Class R	(681,608)	(24,315,318)	(925,648)	(35,442,061)
Class Y	(612,924)	(23,692,649)	(504,562)	(20,597,502)
Investor Class	(672,481)	(26,264,630)	(1,380,628)	(57,326,295)
Class R5	(2,912,950)	(118,502,931)	(4,950,996)	(210,947,723)
Class R6	(346,642)	(14,221,548)	(861,258)	(37,002,625)
Net increase in share activity	1,198,855	$50,355,618	4,977,719	$172,028,167

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Small Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/15	$35.95	$(0.09)		$3.21	$3.12	$—	$—	$—	$39.07	8.68%	$749,627	1.20	%(d)	1.20	%(d)	(0.48	)%(d)	15%
Year ended 12/31/14	39.68	(0.10)		2.93	2.83	—	(6.56)	(6.56)	35.95	7.67	710,426	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.00	(0.15)		12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21		1.21		(0.41)		19
Year ended 12/31/12	27.71	0.01	(e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	28.59	(0.19)		(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27		1.27		(0.65)		38
Year ended 12/31/10	22.64	(0.15)		6.10	5.95	—	—	—	28.59	26.28	933,268	1.25		1.25		(0.62)		38
Class B
Six months ended 06/30/15	27.76	(0.18)		2.48	2.30	—	—	—	30.06	8.29	3,212	1.95	(d)	1.95	(d)	(1.23	)(d)	15
Year ended 12/31/14	32.31	(0.32)		2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.90	(0.34)		9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.58	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.59	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.62	(0.28)		5.25	4.97	—	—	—	24.59	25.33	12,195	2.00		2.00		(1.37)		38
Class C
Six months ended 06/30/15	27.71	(0.18)		2.48	2.30	—	—	—	30.01	8.30	21,573	1.95	(d)	1.95	(d)	(1.23	)(d)	15
Year ended 12/31/14	32.27	(0.32)		2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.87	(0.34)		9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.55	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.56	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.59	(0.28)		5.25	4.97	—	—	—	24.56	25.37	21,201	2.00		2.00		(1.37)		38
Class R
Six months ended 06/30/15	34.18	(0.13)		3.05	2.92	—	—	—	37.10	8.54	114,550	1.45	(d)	1.45	(d)	(0.73	)(d)	15
Year ended 12/31/14	38.13	(0.19)		2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47		1.47		(0.50)		28
Year ended 12/31/13	28.95	(0.23)		11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46		1.46		(0.66)		19
Year ended 12/31/12	26.89	(0.06	)(e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48		1.48		(0.21	)(e)	24
Year ended 12/31/11	27.83	(0.26)		(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52		1.52		(0.90)		38
Year ended 12/31/10	22.09	(0.20)		5.94	5.74	—	—	—	27.83	25.98	67,464	1.50		1.50		(0.87)		38
Class Y
Six months ended 06/30/15	36.60	(0.04)		3.27	3.23	—	—	—	39.83	8.82	153,038	0.95	(d)	0.95	(d)	(0.23	)(d)	15
Year ended 12/31/14	40.18	0.00		2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97		0.97		0.00		28
Year ended 12/31/13	30.33	(0.06)		12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96		0.96		(0.16)		19
Year ended 12/31/12	27.93	0.09	(e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98		0.98		0.29	(e)	24
Year ended 12/31/11	28.73	(0.12)		(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02		1.02		(0.40)		38
Year ended 12/31/10	22.70	(0.09)		6.12	6.03	—	—	—	28.73	26.56	6,245	1.00		1.00		(0.37)		38
Investor Class
Six month ended 06/30/15	37.34	(0.09)		3.33	3.24	—	—	—	40.58	8.68	294,158	1.20	(d)	1.20	(d)	(0.48	)(d)	15
Year ended 12/31/14	40.97	(0.10)		3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.92	(0.15)		12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21		1.21		(0.41)		19
Year ended 12/31/12	28.49	0.01	(e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	29.37	(0.20)		(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27		1.27		(0.65)		38
Year ended 12/31/10	23.26	(0.15)		6.26	6.11	—	—	—	29.37	26.27	230,909	1.25		1.25		(0.62)		38
Class R5
Six months ended 06/30/15	39.10	(0.02)		3.50	3.48	—	—	—	42.58	8.90	1,081,226	0.81	(d)	0.81	(d)	(0.09	)(d)	15
Year ended 12/31/14	42.44	0.07		3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82		0.82		0.15		28
Year ended 12/31/13	31.92	(0.01)		12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83		0.83		(0.03)		19
Year ended 12/31/12	29.27	0.14	(e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83		0.83		0.44	(e)	24
Year ended 12/31/11	30.03	(0.06)		(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83		0.83		(0.21)		38
Year ended 12/31/10	23.68	(0.05)		6.40	6.35	—	—	—	30.03	26.82	427,893	0.82		0.82		(0.19)		38
Class R6
Six months ended 06/30/15	39.17	0.00		3.50	3.50	—	—	—	42.67	8.94	178,984	0.72	(d)	0.72	(d)	0.00	(d)	15
Year ended 12/31/14	42.46	0.10		3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73		0.73		0.24		28
Year ended 12/31/13	31.92	0.02		12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74		0.74		0.06		19
Year ended 12/31/12(f)	34.10	0.05	(e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75	(g)	0.75	(g)	0.52	(e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $740,696, $3,598, $21,504, $111,371, $131,046, $289,315, $1,022,791 and $160,893 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

15                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,086.80	$6.21	$1,018.84	$6.01	1.20%
B	1,000.00	1,082.50	10.07	1,015.12	9.74	1.95
C	1,000.00	1,082.60	10.07	1,015.12	9.74	1.95
R	1,000.00	1,085.40	7.50	1,017.60	7.25	1.45
Y	1,000.00	1,088.00	4.92	1,020.08	4.76	0.95
Investor	1,000.00	1,086.80	6.21	1,018.84	6.01	1.20
R5	1,000.00	1,089.20	4.20	1,020.78	4.06	0.81
R6	1,000.00	1,089.40	3.73	1,021.22	3.61	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the

17                         Invesco Small Cap Growth Fund

performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although

Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Small Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 SCG-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco U.S. Mortgage Fund
Nasdaq:
A: VKMGX ■ B: VUSBX ■ C: VUSCX ■ Y: VUSIX ■ R5: VUSJX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.45%
Class B Shares	0.14
Class C Shares	0.05
Class Y Shares	0.65
Class R5 Shares	0.59
Bank of America Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	0.87
Barclays U.S. Mortgage-Backed Securities Index▼ (Style-Specific Index)	0.31

Source(s): ▼FactSet Research Systems Inc.

The Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of US Treasury securities with maturities of one to 9.99 years.

The Barclays U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.96%, 1.72%, 1.72%, 0.72% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (5/31/84)	6.51%
10 Years	3.08
5 Years	2.21
1 Year	-1.77
Class B Shares
Inception (8/24/92)	4.42%
10 Years	2.91
5 Years	1.98
1 Year	-3.01
Class C Shares
Inception (8/13/93)	3.70%
10 Years	2.74
5 Years	2.31
1 Year	0.84
Class Y Shares
Inception (9/25/06)	3.96%
5 Years	3.35
1 Year	2.94
Class R5 Shares
10 Years	3.67%
5 Years	3.37
1 Year	2.90

front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco U.S. Mortgage Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                               Invesco U.S. Mortgage Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–108.16%
Collateralized Mortgage Obligations–12.30%
Fannie Mae ACES,
0.49%, 12/25/17(a)	$3,916,204	$3,922,916
0.70%, 08/25/19(a)	1,340,198	1,350,326
Fannie Mae Grantor Trust 7.50%, 01/19/39	471,766	521,342
Fannie Mae Interest STRIPS, IO,
6.50%, 10/25/24	286,245	54,352
8.00%, 05/25/30	1,122,044	288,257
7.50%, 01/25/32	375,812	75,204
Fannie Mae REMICs,
2.00%, 06/25/19	557,203	563,225
7.00%, 09/25/32	389,362	447,038
6.56%, 06/25/39(a)	1,435,020	1,685,323
3.50%, 09/25/44	5,619,852	5,498,492
Fannie Mae REMICs, IO,
4.50%, 11/25/23	7,580,667	394,032
3.00%, 10/25/26 to 02/25/28	46,128,039	4,974,931
8.00%, 08/18/27 to 09/18/27	1,298,466	255,500
6.00%, 05/25/33	50,514	11,311
7.00%, 05/25/33	1,150,776	242,984
3.50%, 08/25/42	2,257,913	303,026
1.79%, 03/25/43(a)	22,486,635	1,618,671
Freddie Mac REMICs,
4.50%, 06/15/18	175,251	182,889
3.00%, 10/15/18 to 03/15/35	4,124,311	4,108,558
3.75%, 10/15/18	201,467	202,244
Freddie Mac REMICs, IO,
3.00%, 09/15/25	7,415,191	500,578
2.50%, 09/15/27	4,674,960	434,690
1.71%, 04/15/38(a)	15,410,809	1,079,694
1.82%, 02/15/39(a)	13,211,655	1,130,693
1.86%, 12/15/39(a)	28,948,417	2,357,400
4.00%, 12/15/41	3,425,933	415,503
Freddie Mac REMICs, PO 1.24%, 01/15/24	1,013,417	1,011,503
Freddie Mac STRIPS, IO 8.00%, 06/15/31	1,696,973	493,196
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/43	2,468,008	2,898,443
Ginnie Mae REMICs,
4.00%, 04/16/33	138,716	138,858
5.87%, 01/20/39(a)	2,803,152	3,191,746
4.51%, 07/20/41(a)	4,492,411	4,810,395
1.74%, 09/20/41(a)	3,600,363	3,772,821
2.50%, 10/20/43	1,042,502	847,329
Ginnie Mae REMICs, IO,
1.59%, 09/20/64(a)	7,659,822	837,985
1.64%, 11/20/64(a)	5,000,216	570,525
1.69%, 12/20/64(a)	12,971,461	1,483,611
		52,675,591

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–32.82%
Pass Through Ctfs.,
8.50%, 01/01/17 to 08/01/31	$489,706	$592,443
5.00%, 10/01/18 to 06/01/40	12,374,709	13,716,992
7.50%, 01/01/20 to 05/01/35	568,005	691,836
3.50%, 08/01/26	1,021,534	1,082,647
6.50%, 05/01/28 to 08/01/33	715,621	820,247
6.00%, 03/01/29	6,888	7,885
8.00%, 08/01/32	353,223	443,821
5.50%, 12/01/36	503,519	563,925
4.50%, 05/01/38 to 02/01/42	31,742,646	34,416,580
5.35%, 07/01/38 to 10/17/38	3,614,877	4,053,768
5.80%, 10/01/38 to 01/20/39	2,154,272	2,456,583
5.45%, 11/25/38	3,828,881	4,322,433
4.00%, 06/01/42	7,026,418	7,488,917
Pass Through Ctfs., ARM,
2.48%, 07/01/36(a)	3,030,452	3,244,244
2.66%, 02/01/37 to 01/01/38(a)	767,865	828,585
2.79%, 03/01/37(a)	1,214,734	1,308,494
2.57%, 05/01/37(a)	1,333,830	1,434,421
2.53%, 11/01/37(a)	3,019,952	3,248,365
3.49%, 03/01/41(a)	395,849	419,280
Pass Through Ctfs., TBA,
3.00%, 07/01/45(b)	23,200,000	23,063,155
3.50%, 07/01/45(b)	21,700,000	22,325,570
4.00%, 07/01/45(b)	13,200,000	13,960,288
		140,490,479

Federal National Mortgage Association (FNMA)–50.34%
Pass Through Ctfs.,
7.50%, 09/01/15 to 08/01/37	898,857	1,091,644
7.00%, 02/01/18 to 12/01/33	471,775	508,273
4.50%, 05/01/19 to 10/01/41	16,508,350	17,674,077
8.00%, 07/01/20 to 04/01/33	786,323	973,296
6.50%, 06/01/22 to 11/01/38	4,816,209	5,548,008
5.50%, 11/01/22 to 04/01/38	15,070,681	17,016,764
4.00%, 06/01/24 to 04/01/45	24,362,444	25,920,716
5.00%, 06/01/27 to 01/01/41	10,166,299	11,260,362
9.50%, 04/01/30	111,262	132,717
5.63%, 08/01/32	552,071	652,691
8.50%, 10/01/32	665,893	854,596
6.00%, 12/01/35 to 05/01/40	4,921,074	5,609,273
5.45%, 01/01/38	744,890	845,862
3.50%, 11/01/42 to 04/01/45	7,515,919	7,765,048
3.00%, 04/01/43	3,565,260	3,570,607
Pass Through Ctfs., ARM,
2.32%, 03/01/38(a)	461,686	494,094
1.89%, 02/01/39(a)	4,683,360	4,945,400
3.03%, 08/01/42(a)	1,511,028	1,564,920
2.27%, 07/01/43(a)	4,164,150	4,209,710
2.68%, 09/01/43(a)	2,119,384	2,172,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., TBA,
2.50%, 07/01/30(b)	$21,000,000	$21,256,032
3.00%, 07/01/45(b)	23,700,000	23,613,438
3.50%, 07/01/45(b)	37,950,000	39,112,219
4.00%, 07/01/45(b)	17,670,000	18,722,399
		215,514,197

Government National Mortgage Association (GNMA)–12.70%
Pass Through Ctfs.,
8.00%, 06/15/16 to 12/15/21	243,182	248,971
9.50%, 06/15/16 to 08/15/22	277,656	283,056
8.50%, 02/20/17	463	481
9.00%, 09/15/17 to 08/15/24	541,697	556,501
7.00%, 08/15/22 to 01/15/29	418,218	453,221
6.50%, 04/15/26 to 11/15/28	227,833	260,113
6.00%, 01/15/28 to 04/20/29	605,011	690,787
5.50%, 05/15/33 to 10/15/34	1,301,450	1,494,124
5.00%, 11/20/37	2,134,326	2,339,651
Pass Through Ctfs., TBA,
3.50%, 07/01/45(b)	31,500,000	32,694,789
4.00%, 07/01/45(b)	14,500,000	15,367,452
		54,389,146
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $460,012,730)		463,069,413

Asset-Backed Securities–37.91%
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.42%, 06/25/45(a)	1,375,215	1,367,019
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A, Pass Through Ctfs., 0.72%, 04/09/18	4,829,911	4,821,966
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,116,149
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	188,595	177,996
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(a)	1,548,633	1,565,885
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	463,987	463,845
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	322,046	322,210
Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/42	500,000	501,654
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(a)	3,992,496	4,044,296
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.77%, 04/12/38(a)(c)	1,750,000	1,829,652

	Principal Amount	Value
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.51%, 02/21/17(a)	$5,000,000	$5,001,320
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.18%, 10/15/23(a)(c)	3,000,000	3,004,485
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.39%, 02/15/31(a)(c)	3,000,000	2,997,099
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.45%, 12/25/35(a)	82,569	75,297
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.73%, 02/25/35(a)	742,224	706,989
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.69%, 09/25/34(a)	3,623,994	3,588,921
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.24%, 08/25/34(a)	675,259	670,903
Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/36(a)	160,973	154,237
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	1,737,816	1,789,951
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.41%, 08/25/36(a)(c)	2,440,192	2,463,425
Commercial Mortgage Trust,
Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	253,186	253,726
Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.34%, 10/13/28(a)(c)	5,000,000	4,998,040
Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.42%, 08/10/46(a)	47,115,307	3,183,935
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, Pass Through Ctfs., 5.10%, 08/15/38	930,000	931,979
Credit Suisse Mortgage Capital, Series 2015 TOWN, Class B, Floating Rate Pass Through Ctfs., 2.09%, 03/15/17(a)(c)	2,500,000	2,496,135
Fifth Third Auto Trust, Series 2014-3, Class A2A, Pass Through Ctfs., 0.57%, 05/15/17	3,405,124	3,404,885
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.46%, 07/25/37(a)	95,623	81,494
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Pass Through Ctfs., 2.49%, 06/24/49(c)	2,000,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP3, Class AJ, Variable Rate Pass Through Ctfs., 5.13%, 08/15/42(a)	$5,000,000	$4,999,032
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	4,000,000	4,140,172
JP Morgan Mortgage Trust,
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.64%, 06/25/35(a)	2,024,638	2,028,478
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.53%, 08/25/35(a)	1,550,099	1,474,355
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/44(a)(c)	6,006,697	6,281,073
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/45(a)(c)	4,917,700	4,908,480
JP Morgan Resecuritization Trust,
Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.72%, 07/26/36(a)(c)	4,067,693	4,089,117
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37(c)	786,447	810,128
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $5,598,234)(c)	5,408,921	5,684,236
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.17%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $8,817,015)(a)(c)	8,522,147	8,844,284
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,420,000	5,458,452
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	3,350,000	3,402,972
Luminent Mortgage Trust,
Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.45%, 11/25/35(a)	3,586,762	3,256,823
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 04/25/36(a)	109,775	72,681
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.89%, 04/25/29(a)	979,110	933,631
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.20%, 11/25/35(a)	1,440,072	1,413,311
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.65%, 03/25/30(a)	1,682,551	1,640,419

	Principal Amount	Value
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.11%, 01/20/27(a)(c)	$5,000,000	$5,010,020
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 02/25/46(a)	67,948	32,766
RBSSP Resecuritization Trust,
Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.49%, 01/26/36(a)(c)	1,315,516	1,324,299
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.25%, 07/26/45 (Acquired 01/31/11; Cost $2,805,155)(a)(c)	2,815,714	2,815,137
Sequoia Mortgage Trust,
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	2,396,567	2,330,024
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	4,273,059	4,142,863
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/43(c)	3,722,038	3,818,254
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 09/25/34(a)	789,017	706,408
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.54%, 01/25/35(a)	678,644	657,160
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.45%, 06/25/34(a)	3,889,189	3,895,482
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 05/25/45(a)	1,794,011	1,587,342
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.47%, 11/25/32(a)	235,631	214,034
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ, Variable Rate Pass Through Ctfs., 5.28%, 07/15/42(a)	500,000	501,695
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.43%, 10/15/44(a)	1,254,000	1,261,266
WaMu Mortgage Pass Through Trust,
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.32%, 10/25/35(a)	6,494,193	6,283,311
Series 2007-HY2, Class 2A1, Floating Rate Pass Through Ctfs., 2.38%, 11/25/36(a)	318,599	280,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Mortgage Fund

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/34(a)	$2,726,724	$2,739,354
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(a)	359,684	366,888
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.64%, 04/25/36(a)	1,950,182	1,915,695
WinWater Mortgage Loan Trust, Series 2015-4, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 06/20/45(a)(c)	5,000,000	4,963,281
Total Asset-Backed Securities (Cost $161,355,762)		162,297,408

U.S. Treasury Securities–0.64%
U.S. Treasury Bills–0.40%
0.00%, 08/20/15(d)	355,000	355,000
0.07%, 08/20/15(d)	580,000	580,000
0.09%, 08/20/15(d)	305,000	305,000
0.25%, 05/26/16(d)	450,000	449,113
		1,689,113

	Principal Amount	Value
U.S. Treasury Notes–0.24%
3.25%, 12/31/16(e)	$1,000,000	$1,041,014
Total U.S. Treasury Securities (Cost $2,693,930)		2,730,127

Structured Agency Credit Risk Notes (STACR)–0.56%
Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.39%, 02/25/24(a)(f) (Cost $2,415,996)	2,400,000	2,404,746

	Shares
Money Market Funds–4.52%
Liquid Assets Portfolio–Institutional Class(g)	9,671,838	9,671,838
Premier Portfolio–Institutional Class(g)	9,671,838	9,671,838
Total Money Market Funds (Cost $19,343,676)		19,343,676
TOTAL INVESTMENTS–151.79% (Cost $645,822,094)		649,845,370
OTHER ASSETS LESS LIABILITIES–(51.79)%		(221,731,731)
NET ASSETS–100.00%		$428,113,639

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2015.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $78,646,217, which represented 18.37% of the Fund’s Net Assets.
(d)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2015

U.S. Government Sponsored Agency Mortgage-Backed Securities	71.3%
Asset-Backed Securities	25.0
U.S. Treasury Securities	0.4
Structured Agency Credit Risk Notes	0.3
Money Market Funds	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $626,478,418)	$630,501,694
Investments in affiliated money market funds, at value and cost	19,343,676
Total investments, at value (Cost $645,822,094)	649,845,370
Receivable for:
Variation margin — futures	17,788
Fund shares sold	187,633
Dividends and interest	1,668,981
Principal paydowns	90,253
Investment for trustee deferred compensation and retirement plans	68,902
Other assets	38,200
Total assets	651,917,127

Liabilities:
Payable for:
Investments purchased	222,169,549
Fund shares reacquired	663,177
Dividends	429,599
Accrued fees to affiliates	190,815
Accrued trustees’ and officers’ fees and benefits	5,209
Accrued other operating expenses	265,547
Trustee deferred compensation and retirement plans	79,592
Total liabilities	223,803,488
Net assets applicable to shares outstanding	$428,113,639

Net assets consist of:
Shares of beneficial interest	$549,803,538
Undistributed net investment income	(4,584,747)
Undistributed net realized gain (loss)	(121,178,835)
Net unrealized appreciation	4,073,683
$428,113,639

Net Assets:
Class A	$402,406,750
Class B	$1,594,372
Class C	$8,172,830
Class Y	$15,921,484
Class R5	$18,203

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	32,608,102
Class B	129,853
Class C	666,943
Class Y	1,285,305
Class R5	1,470
Class A:
Net asset value per share	$12.34
Maximum offering price per share
(Net asset value of $12.34 ÷ 95.75%)	$12.89
Class B:
Net asset value and offering price per share	$12.28
Class C:
Net asset value and offering price per share	$12.25
Class Y:
Net asset value and offering price per share	$12.39
Class R5:
Net asset value and offering price per share	$12.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Interest	$6,618,809
Dividends from affiliated money market funds	3,147
Total investment income	6,621,956

Expenses:
Advisory fees	1,033,775
Administrative services fees	60,507
Custodian fees	19,957
Distribution fees:
Class A	498,375
Class B	9,235
Class C	40,816
Transfer agent fees — A, B, C and Y	306,402
Transfer agent fees — R5	8
Trustees’ and officers’ fees and benefits	13,340
Other	141,951
Total expenses	2,124,366
Less: Fees waived and expense offset arrangement(s)	(8,965)
Net expenses	2,115,401
Net investment income	4,506,555

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,119,726
Futures contracts	(764,273)
2,355,453
Change in net unrealized appreciation (depreciation) of:
Investment securities	(4,868,663)
Futures contracts	296,649
(4,572,014)
Net realized and unrealized gain (loss)	(2,216,561)
Net increase in net assets resulting from operations	$2,289,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$4,506,555	$10,078,728
Net realized gain	2,355,453	11,131,057
Change in net unrealized appreciation (depreciation)	(4,572,014)	5,939,106
Net increase in net assets resulting from operations	2,289,994	27,148,891

Distributions to shareholders from net investment income:
Class A	(8,892,216)	(19,256,450)
Class B	(32,671)	(98,872)
Class C	(144,039)	(291,848)
Class Y	(387,192)	(314,767)
Class R5	(389)	(515)
Total distributions from net investment income	(9,456,507)	(19,962,452)

Share transactions–net:
Class A	(15,116,784)	(23,705,101)
Class B	(512,318)	(1,107,150)
Class C	206,612	185,855
Class Y	(3,116,051)	16,973,129
Class R5	3,293	5,436
Net increase (decrease) in net assets resulting from share transactions	(18,535,248)	(7,647,831)
Net increase (decrease) in net assets	(25,701,761)	(461,392)

Net assets:
Beginning of period	453,815,400	454,276,792
End of period (includes undistributed net investment income of $(4,584,747) and $365,205, respectively)	$428,113,639	$453,815,400

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

10                         Invesco U.S. Mortgage Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

11                         Invesco U.S. Mortgage Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12                         Invesco U.S. Mortgage Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $8,104.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $8,424 in front-end sales commissions from the sale of Class A shares and $10, $588 and $1,312 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco U.S. Mortgage Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$19,343,676	$—	$—	$19,343,676
U.S. Treasury Securities	—	2,730,127	—	2,730,127
U.S. Government Sponsored Agency Securities	—	463,069,413	—	463,069,413
Asset-Backed Securities	—	162,297,408	—	162,297,408
Structured Agency Credit Risk Notes	—	2,404,746	—	2,404,746
	19,343,676	630,501,694	—	649,845,370
Futures Contracts*	50,407	—	—	50,407
Total Investments	$19,394,083	$630,501,694	$—	$649,895,777

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$136,385	$(85,978)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Interest rate risk	$(764,273)
Change in Unrealized Net Appreciation:
Interest rate risk	296,649
Total	$(467,624)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$86,561,412

14                         Invesco U.S. Mortgage Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	160	September-2015	$(35,030,000)	$(50,342)
U.S. Treasury 5 Year Notes	Short	256	September-2015	(30,530,000)	48,957
U.S. Treasury 10 Year Bonds	Short	208	September-2015	(26,243,750)	70,734
U.S. Treasury 30 Year Bonds	Long	10	September-2015	1,508,438	16,694
U.S. Ultra Treasury Bonds	Long	17	September-2015	2,619,063	(35,636)
Total Futures Contracts — Interest Rate Risk					$50,407

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $861.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2015	$18,400,921	$—	$18,400,921
December 31, 2016	91,151,310	—	91,151,310
Not subject to expiration	9,389,992	4,816,410	14,206,402
	$118,942,223	$4,816,410	$123,758,633

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco U.S. Mortgage Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $1,638,027,670 and $1,644,123,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,944,627
Aggregate unrealized (depreciation) of investment securities	(5,946,750)
Net unrealized appreciation of investment securities	$3,997,877

Cost of investments for tax purposes is $645,847,493.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,103,038	$13,823,690	2,331,170	$29,176,659
Class B	771	9,614	6,987	86,900
Class C	187,777	2,333,056	286,853	3,557,354
Class Y	612,709	7,692,366	1,497,316	18,809,397
Class R5	249	3,125	459	5,789

Issued as reinvestment of dividends:
Class A	522,315	6,528,228	1,125,151	14,058,377
Class B	2,364	29,400	7,037	87,430
Class C	9,373	116,302	18,399	228,300
Class Y	10,265	128,940	18,060	226,717
Class R5	14	168	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	25,814	322,694	53,100	662,730
Class B	(25,948)	(322,694)	(53,376)	(662,730)

Reacquired:
Class A	(2,860,501)	(35,791,396)	(5,414,289)	(67,602,867)
Class B	(18,358)	(228,638)	(49,884)	(618,750)
Class C	(180,458)	(2,242,746)	(290,257)	(3,599,799)
Class Y	(870,771)	(10,937,357)	(164,193)	(2,062,985)
Class R5	—	—	(28)	(353)
Net increase (decrease) in share activity	(1,481,347)	$(18,535,248)	(627,495)	$(7,647,831)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/15	$12.55	$0.13	$(0.07)	$0.06	$(0.27)	$12.34	0.45	%(d)	$402,407	0.96	%(d)(e)	0.96	%(d)(e)	2.05	%(d)(e)	255%
Year ended 12/31/14	12.35	0.28	0.48	0.76	(0.56)	12.55	6.27	(d)	424,259	0.96	(d)	0.96	(d)	2.28	(d)	450
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51	)(d)	441,028	0.94	(d)	0.94	(d)	1.63	(d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54		531,547	0.94		0.94		1.88		451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	12.99	5.06		564,871	0.90		0.90		2.99		395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	13.00	5.41		610,214	0.91		0.91		3.07		370
Class B
Six months ended 06/30/15	12.48	0.08	(0.06)	0.02	(0.22)	12.28	0.14		1,594	1.72	(e)	1.72	(e)	1.29	(e)	255
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48		2,135	1.72		1.72		1.52		450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)		3,197	1.70		1.70		0.87		475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67		5,729	1.69		1.69		1.13		451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	12.93	4.43		8,186	1.66		1.66		2.23		395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	12.92	4.64		13,574	1.67		1.67		2.37		370
Class C
Six months ended 06/30/15	12.46	0.08	(0.07)	0.01	(0.22)	12.25	0.05		8,173	1.72	(e)	1.72	(e)	1.29	(e)	255
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48		8,100	1.72		1.72		1.52		450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)		7,788	1.70		1.70		0.87		475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75		12,003	1.69		1.69		1.13		451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	12.90	4.27		9,308	1.66		1.66		2.23		395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	12.91	4.64		9,559	1.67		1.67		2.33		370
Class Y(f)
Six months ended 06/30/15	12.59	0.14	(0.06)	0.08	(0.28)	12.39	0.65		15,921	0.72	(e)	0.72	(e)	2.29	(e)	255
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52		19,306	0.72		0.72		2.52		450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)		2,254	0.70		0.70		1.87		475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79		3,759	0.69		0.69		2.13		451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	13.04	5.40		1,721	0.66		0.66		3.23		395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	13.04	5.65		2,353	0.67		0.67		3.26		370
Class R5
Six months ended 06/30/15	12.59	0.14	(0.06)	0.08	(0.29)	12.38	0.59		18	0.68	(e)	0.68	(e)	2.33	(e)	255
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56		15	0.67		0.67		2.57		450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)		10	0.66		0.66		1.91		475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80		10	0.65		0.65		2.17		451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	13.03	5.38		10	0.63		0.63		3.26		395
Year ended 12/31/10(g)	13.06	0.35	(0.09)	0.26	(0.28)	13.04	2.00		10	0.59	(h)	0.59	(h)	4.51	(h)	370

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2015 and years ended December 31, 2014 and 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $416,326, $1,862, $8,231, $17,114 and $17 for Class A, Class B, Class C, Class Y and Class R5, respectively.
(f)	On June 1, 2010, the Fund’s former Class I shares of Invesco Van Kampen U.S. Mortgage Fund were reorganized into Class Y shares of the Fund.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

17                         Invesco U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.50	$4.77	$1,020.03	$4.81	0.96%
B	1,000.00	1,001.40	8.54	1,016.27	8.60	1.72
C	1,000.00	1,000.50	8.53	1,016.27	8.60	1.72
Y	1,000.00	1,006.50	3.58	1,021.22	3.61	0.72
R5	1,000.00	1,005.90	3.38	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Mortgage Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, at the same level as the Index for the three year period, and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

19                         Invesco U.S. Mortgage Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted how the Fund’s rate compared to the effective sub-adviser fee rate of a mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the

Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

20                         Invesco U.S. Mortgage Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 VK-USM-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.